Securities Act Registration No. 333-142483
                                       Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                      Pre-Effective Amendment No. ____                     [ ]

                       Post-Effective Amendment No. 4                      [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.139                             [X]

                                AMERITAS VARIABLE

                              SEPARATE ACCOUNT VA-2

                                   Registrant

                          AMERITAS LIFE INSURANCE CORP.

                                    Depositor

                                 5900 "O" Street

                             Lincoln, Nebraska 68510

                                  402-467-1122

                            ------------------------

                                 ROBERT G. LANGE
              Vice President, General Counsel & Assistant Secretary

                          Ameritas Life Insurance Corp.

                                 5900 "O" Street

                             Lincoln, Nebraska 68510

                                  402-325-4249

Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

               [ ] on pursuant to paragraph a of Rule 485
               [X] 60 days after filing pursuant to paragraph a of Rule 485
               [ ] on pursuant to paragraph b of Rule 485
               [ ] immediately upon filing pursuant to paragraph b of Rule 485

               If appropriate, check the following box:
               [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Overture Medley Flexible Premium Deferred Variable Annuity Policy

PROSPECTUS:  September 22, 2008

                                            [Ameritas Life Insurance Corp. Logo]
                                                                A UNIFI Company
OVERTURE MEDLEY SM

Flexible Premium
Deferred Variable Annuity Policy
                                         Ameritas Variable Separate Account VA-2

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios*:

AIM V.I. Series I                       DREYFUS Service Shares                SUMMIT
    Dynamics                                MidCap Stock                          Bond
    International Growth                DWS VS II Class A                         EAFE International Index
ALGER AMERICAN Class O                      Dreman Small Mid Value VIP            Inflation Protected Plus
    Balanced                                Global Thematic VIP                   Lifestyle Aggressive
AMERICAN CENTURY VP Class I             FIDELITY (R) Service Class 2              Lifestyle Conservative
    Income & Growth                         Asset Manager SM                      Lifestyle Target
    Mid Cap Value                           Asset Manager: Growth (R)             Nasdaq-100 Index
CALVERT VARIABLE SERIES                     Contrafund (R)                        Natural Resources
    Ameritas Core Strategies                Equity-Income                         Russell 2000 Small Cap Index
    Ameritas Income & Growth                Growth                                S&P MidCap 400 Index
    Ameritas Index 500                      High Income                       T. ROWE PRICE
    Ameritas MidCap Growth                  Investment Grade Bond                 Blue Chip Growth-II
    Ameritas MidCap Value                   Overseas                          THIRD AVENUE
    Ameritas Money Market               MFS(R) VIT Initial Class                    Value
    Ameritas Small Capitalization           New Discovery                     UIF Class I
    Ameritas Small Company Equity           Research International                Emerging Markets Equity
    Income                                  Strategic Income                      Global Value Equity
    Social Balanced                         Total Return                          International Magnum
    Social Equity                           Utilities                             U.S. Real Estate
    Social International Equity         NEUBERGER BERMAN AMT Class I
                                            Regency

     * Short cites are used in this list. "Investment Options" uses complete Portfolio names.
or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

       The Policy includes a Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider, which if activated, guarantees a series of annualized withdrawals from your Policy, regardless of the Policy value, until the death of the last surviving Covered Person. Policy expenses are higher when the GLWB is activated and if other optional features are selected.

        A Statement of Additional Information, dated September 23, 2008, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's web site (www.sec.gov, select "Search for Company Filings," select "Companies & Other Filers," then type File Number "333-142483"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.


           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                  Ameritas Life Insurance Corp. (we, us, our, Ameritas)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                      1-800-745-1112. www.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                          Begin on Page
DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................3
         Policy Operation and Features                                4
         Tax-Qualified Plans                                          4
CHARGES...............................................................5
         Examples of Expenses                                         9
FINANCIAL INFORMATION................................................11
         Accumulation Unit Values                                    11
         Financial Statements                                        11
CHARGES EXPLAINED....................................................11
         Withdrawal Charge                                           11
         Mortality and Expense Risk Charge                           12
         Administrative Charges                                      12
         Transfer Fee                                                12
         Tax Charges                                                 12
         403(b) Tax Sheltered Annuity Charges                        12
         Fees Charged by the Portfolios                              12
         Value+ Option Charge                                        13
         Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge      13
         Other Optional Feature Charges                              13
         Waiver of Certain Charges                                   13
INVESTMENT OPTIONS...................................................13
         Separate Account Variable Investment Options                13

         Fixed Account Investment Option                             16

         Transfers                                                   16
         Third Party Services                                        17
         Disruptive Trading Procedures                               17
         Systematic Transfer Programs                                18
         Model Asset Allocation Program                              19
IMPORTANT POLICY PROVISIONS..........................................22
         Policy Application and Issuance                             22
         Your Policy Value                                           23
         Telephone Transactions                                      24
         Death of Annuitant                                          24
         Delay of Payments                                           24
         Beneficiary                                                 24
         Minor Owner or Beneficiary                                  25
         Policy Changes                                              25
         Policy Termination                                          25
         Optional Features                                           25
POLICY DISTRIBUTIONS.................................................26
         Withdrawals                                                 26
         Loans (403(b) Plans Only)                                   27
         Death Benefits                                              28
         Annuity Income Benefits                                     32
         GLWB Rider                                                  34
FEDERAL INCOME TAX MATTERS...........................................39
MISCELLANEOUS........................................................41
         About Our Company                                           41
         Distribution of the Policies                                41
         Voting Rights                                               41
         Legal Proceedings                                           41
APPENDIX A: Accumulation Unit Values................................A-1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B-1
         IMSA                                                 Last Page
         Statement of Additional Information Table of Contents Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
         features described in this prospectus, may not be available in all states.

           If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents
              and disclosures for information about how some of the
               benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         Prior to May 1, 2007, the Policies described in this prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account VA-2) was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms. (For more information about the merger see, "About Our Company" in this prospectus.)

         The OVERTURE MEDLEY Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of feature options for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION AND FEATURES

Premiums.
o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)
Withdrawals.

o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge, one of which must be chosen at the time of application, unless the No Withdrawal Charge Rider is elected. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o    Each withdrawal must be at least $250.
o    A No Withdrawal Charge Rider is available at Policy issue, for a charge.
o An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") is also available.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.
o The standard death benefit that applies with the No Withdrawal Charge Rider is described in the POLICY DISTRIBUTIONS, Death Benefits section.

Optional Features.
o Other optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70. Certain optional features may not be available in combination with other optional features.


         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES
               (x= Base Policy;  y = Optional Feature Fee)

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------

                                                                     Guaranteed Maximum Withdrawal Charges

--------------------------------------------------------------------------------------------------------------------
PREMIUM WITHDRAWAL CHARGES (1)                                         Years since receipt of premium:
(deducted as a % of each premium withdrawn)
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
                                                          1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 x   9-Year Base Policy Withdrawal Charge                 8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   7 Year Withdrawal Feature Charge                     7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   5 Year Withdrawal Feature Charge                     7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

 Y   No Withdrawal Charge Rider                           0%     -     -     -     -     -    -     -     -     -

-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   403(b) TSA Endorsement 7 Year Withdrawal Charge      8%    8%    8%    7%    6%   5%    3%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

                                                                                  -------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
TRANSFER FEE (per transfer)
x    First 15 transfers per Policy Year                                                   NONE                NONE
x    Over 15 transfers in one Policy Year, we may charge ...                              $10                 $10
--------------------------------------------------------------------------------  -------------------- --------------------
STATE PREMIUM TAXES (rates vary by state)(2)                                                               0% to 3.5%
--------------------------------------------------------------------------------  -------------------- --------------------

LOAN ORIGINATION FEE (3)                                                                     $40                 $25

--------------------------------------------------------------------------------  -------------------- --------------------
         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL FEES and EXPENSES
-------------------------------------------------------------------------------- --------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary.
--------------------------------------------------------------------------------  -------------------- --------------------

x    ANNUAL POLICY FEE
y    Optional MINIMUM INITIAL PREMIUM feature ANNUAL POLICY FEE (4)                        $40                  $36

------------------------------------------------------------------------------------------------------ --------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x    Base Policy Withdrawal Charge:                                                       NONE                NONE
y    ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE FEATURES:
y    7 Year Withdrawal Charge Feature                                                    0.40%               0.30%
y    5 Year Withdrawal Charge Feature                                                    0.60%               0.45%

Y    No Withdrawal Charge Rider (5)                                                      1.25%               0.70%

y    403(b) Tax Sheltered Annuity Endorsement (6)                                        0.40%               0.20%
------------------------------------------------------------------------------------------------------ --------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x  MORTALITY & EXPENSE RISK CHARGE                                                       0.75%               0.60%
x  ADMINISTRATIVE EXPENSE FEE                                                            0.25%               0.20%
------------------------------------------------------------------------------------------------------ --------------------

(1) Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges may differ in some states, but will not exceed the maximum.
(2) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.
(3) On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement (not applicable to Policies issued prior to 1/1/02 or in states where fee not approved). Waived if loan repayment is established on an automatic basis.
(4) Waived for 403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in Policy Years when total annual net premium (premiums less withdrawals) is $2,000 or greater.
(5) Available for Policies issued on or after September 22, 2008. Other riders that may be used with the No Withdrawal Charge Rider are: Guaranteed Lifetime Withdrawal Benefit and the Guaranteed Minimum Death Benefit - 1-Year "Periodic Step-Up."
(6) REQUIRED for 403(b) Policies issued after 1/1/02. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule applies in all states except TX, SC and WA; in those states a 9-Year Premium Withdrawal Charge schedule applies.

--------------------------------------------------------------------------------- ---------------- -----------------
OPTIONAL RIDER/ENDORSEMENT FEATURE FEES
         Deducted monthly from Policy value to equal the annual % shown.
--------------------------------------------------------------------------------- ---------------- -----------------
                                                                                     Guaranteed
                                                                                      Maximum           Current
                                                                                        Fees             Fees
--------------------------------------------------------------------------------- ---------------- -----------------
y    MINIMUM INITIAL PREMIUM Feature
     (waived if Policy value is at least $50,000)                                      0.55%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------

y    FREE WITHDRAWAL PRIVILEGE Features(7)                                             0.15%            0.05%

     y   10% "Free" Withdrawal Feature
     y   Expanded "Free" Withdrawal Feature                                            0.40%            0.20%
--------------------------------------------------------------------------------- ---------------- -----------------
y    GUARANTEED MINIMUM DEATH BENEFIT Features
     y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                   0.55%            0.25%
     y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                 0.75%            0.35%
     y   "Greater Of" Guaranteed Minimum Death Benefit                                 0.80%            0.37%
--------------------------------------------------------------------------------- ---------------- -----------------
y    ESTATE PROTECTION BENEFIT  ("EPB")
         Issue ages 0-70                                                               0.40%            0.20%
         Issue ages 71-80                                                              0.80%            0.60%
--------------------------------------------------------------------------------- ---------------- -----------------
y    EXPANDED ESTATE PROTECTION BENEFIT ("EEPB")
         Issue ages 0-70                                                               0.45%            0.25%
         Issue ages 71-80                                                              1.00%            0.80%
--------------------------------------------------------------------------------- ---------------- -----------------
y    403(b) TAX SHELTERED ANNUITY ENDORSEMENT (8)
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA MINIMUM INITIAL PREMIUM RIDER
         Waived once Policy value is at least $50,000 on a Policy Year                 0.60%            0.35%
         anniversary.
--------------------------------------------------------------------------------- ---------------- -----------------
     y   403(b) HARDSHIP WAIVER RIDER                                                  0.25%            0.15%
--------------------------------------------------------------------------------- ---------------- -----------------
     y   TSA NO WITHDRAWAL CHARGE RIDERS
         Large Case (Initial premium is $25,000 or greater.)                           0.45%            0.25%
         Small Case (Initial premium is less than $25,000.)
             When Policy value is $50,000 or less ...                                  0.55%            0.30%
             Once Policy value exceeds $50,000 ...                                     0.45%            0.25%
--------------------------------------------------------------------------------- ---------------- -----------------
y    VALUE+ OPTION  (9)                                                                0.55%           0.42%
--------------------------------------------------------------------------------- ---------------- -----------------

--------------------------------------------------------------------------------- ---------------- -----------------
o    GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB")
     (Deducted from the Policy value monthly during the Accumulation and
     Withdrawal Phases. There are no fees during the Inactive Phase.)
            Single Life                                                                 0.95%           0.60%
            Joint Spousal - for non-qualified plans only                                1.10%           0.75%
--------------------------------------------------------------------------------- ---------------- -----------------
Total Cost of Highest Combination of Features (10)                                      4.30%           2.62%
--------------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2007)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

-------------------------------------------------------------------------------- -------------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- -------------------- ---------------
Before any Waivers and Reductions                                                      0.38%(1)          1.61%(2)
------------------------------------------------------------------------------- -------------------- ---------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio
Expenses Table at the end of this section)                                             0.36%(1)          1.61%(2)
------------------------------------------------------------------------------- -------------------- ---------------

(1) Ameritas Money Market Portfolio
(2) CVS Social International Equity Portfolio

(7) If you select the No Withdrawal Charge Rider (See ANNUAL WITHDRAWAL FEES, previous page.), free withdrawal privilege features are not applicable.
(8) REQUIRED for 403(b) Policies issued after 1/1/02. 403(b) TSA Endorsement 7-Year Premium Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Premium Withdrawal Charge schedule applies. The PA 7-year schedule varies from this chart. (We will provide you with the correct schedule for your state prior to your purchase of a Policy.) The endorsement also includes loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.
(9) The Value+ Option is not available for Policies issued on or after November 5, 2007.
(10) The Guaranteed Maximum Fees total consists of the Mortality and Expense Risk Charge, Administrative Expense Fee, 9-Year Base Policy Withdrawal Charge, Minimum Initial Premium Feature, Expanded "Free" Withdrawal Feature, "Greater Of" Guaranteed Minimum Death Benefit, Expanded Estate Protection Benefit, and GLWB Joint Spousal.

----------------------------------------------------------------------------------------------------------------------
                                                                    Acquired                            Total Expenses
                                                                    Fund Fees    Total                  after waivers
Subaccount's underlying            Management    12b-1    Other       and      Portfolio  Waivers and  and Reductions
Portfolio Name*                       Fees      Fees**    Fees      Expenses      Fees     Reductions       if any
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
-------------------------------------------------------------------------------=--------------------------------------
AIM VI, Series I (1)
----------------------------------------------------------------------------------------------------------------------
Dynamics                              0.75%        -      0.36%         -        1.11%        -          1.11% (2)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
International Growth                  0.71%        -      0.36%      0.01%(3)    1.08%      0.01%(4)     1.07% (2)
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN, Class O
----------------------------------------------------------------------------------------------------------------------
Balanced                              0.71%(1)     -      0.13%        -          0.84%      0.04%(2)     0.80%
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
----------------------------------------------------------------------------------------------------------------------
Income & Growth                       0.70%        -      0.01%        -          0.71%        -          0.71%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Mid Cap Value                         1.00%        -      0.01%        -          1.01%        -          1.01%
----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (1,2)
----------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies              0.80%        -      0.13%        -          0.93%        -          0.93%(3)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas Income & Growth              0.675%       -      0.125%       -          0.80%      0.02%        0.78%(3)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas Index 500 ***                0.29%        -      0.18%        -          0.47%      0.09%        0.38%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas MidCap Growth                0.85%        -      0.17%        -          1.02%      0.08%        0.94%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas MidCap Value                 0.97%        -      0.17%        -          1.14%        -          1.14%(3)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas Money Market                 0.25%        -      0.13%        -          0.38%      0.02%        0.36%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas Small Capitalization         0.90%        -      0.20%        -          1.10%      0.10%        1.00%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Ameritas Small Company Equity         1.17%        -      0.27%        -          1.44%      0.11%        1.33%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Income                                0.70%        -      0.17%        -          0.87%        -          0.87% (3)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Social Balanced                       0.70%        -      0.20%        -          0.90%        -          0.90%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Social Equity                         0.70%        -      0.41%        -          1.11%      0.03%        1.08% (3)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Social International Equity           1.10%        -      0.51%        -          1.61%        -          1.61% (3)
----------------------------------------------------------------------------------------------------------------------
DREYFUS, Service Shares
----------------------------------------------------------------------------------------------------------------------
MidCap Stock(1)                       0.75%      0.25%    0.05%        -          1.05%      0.15%        0.90%
----------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
----------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Value VIP            0.74%        -      0.04%(1)     -          0.78%        -          0.78%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Global Thematic VIP                   1.00%        -      0.44%(1)     -          1.44%      0.39%(2)     1.05%
----------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Service Class 2
----------------------------------------------------------------------------------------------------------------------
Asset Manager                         0.51%      0.25%    0.13%        -          0.89%        -          0.89%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Asset Manager: Growth                 0.56%      0.25%    0.21%        -          1.02%        -          1.02%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Contrafund (R)                        0.56%      0.25%    0.09%        -          0.90%        -          0.90%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Equity-Income                         0.46%      0.25%    0.09%        -          0.80%        -          0.80%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Growth                                0.56%      0.25%    0.09%        -          0.90%        -          0.90%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
High Income                           0.57%      0.25%    0.11%        -          0.93%        -          0.93%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Investment Grade Bond                 0.32%      0.25%    0.11%        -          0.68%        -          0.68%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Overseas                              0.71%      0.25%    0.14%        -          1.10%        -          1.10%(1)
----------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
----------------------------------------------------------------------------------------------------------------------
New Discovery                         0.90%        -      0.11%(1)     -          1.01%(1)     -          1.01%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Research International                0.90%        -      0.66%(1)     -          1.56%(1)   0.46%(2)     1.10%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Strategic Income                      0.75%        -      0.41%(1)     -          1.16%(1)   0.31%(3,4)   0.85%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Total Return                          0.75%        -      0.08%(1)     -          0.83%(1)   0.03%(5)     0.80%(1)
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Utilities                             0.75%        -      0.10%(1)     -          0.85%(1)   0.03%(6)     0.82%(1)
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I(1)
----------------------------------------------------------------------------------------------------------------------
Regency                               0.84%        -      0.11%        -          0.95%        -          0.95%
----------------------------------------------------------------------------------------------------------------------
SUMMIT
----------------------------------------------------------------------------------------------------------------------
Bond                                  0.47%        -      0.28%(1)   0.01%        0.76%        -          0.76%
----------------------------------------------------------------------------------------------------------------------
EAFE International Index              0.56%        -      0.69%(2)   0.02%        1.27%      0.30%(3)     0.97%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Inflation Protected Plus              0.50%        -      0.25%(2)   0.01%        0.76%        -          0.76%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Lifestyle ETF Aggressive              0.55%        -      0.20%(2)   0.25%        1.00%        -          1.00%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Lifestyle ETF Conservative            0.55%        -      0.20%(2)   0.23%        0.98%        -          0.98%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Lifestyle ETF Target                  0.55%        -      0.20%(2)   0.26%        1.01%        -          1.01%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Nasdaq-100 Index                      0.35%        -      0.30%(2)   0.01%        0.66%        -          0.66%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Natural Resources                     0.55%        -      0.20%(2)   0.56%        1.31%        -          1.31%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Russell 2000 Small Cap Index          0.35%        -      0.29%      0.03%        0.67%        -          0.67%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
S&P MidCap 400 Index                  0.30%        -      0.22%      0.01%        0.53%        -          0.53%
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                   0.85%      0.25%    -            -          1.10%        -          1.10%
----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE
----------------------------------------------------------------------------------------------------------------------
Value                                 0.90%        -      0.27%        -          1.17%        -          1.17%
----------------------------------------------------------------------------------------------------------------------
UIF, Class I
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity               1.21%        -      0.37%        -          1.58%        -          1.58%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
Global Value Equity                   0.67%        -      0.33%        -          1.00%        -          1.00%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
International Magnum                  0.80%        -      0.35%        -          1.15%      0.10%        1.05%
--------------------------------- ------------ ------- ---------- ------------ ---------- ----------- ----------------
U. S. Real Estate                     0.74%        -      0.30%        -          1.04%        -          1.04%(1)
----------------------------------------------------------------------------------------------------------------------

AIM 1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
AIM 2 The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Portfolio Fees (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Portfolio Fees to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. The expense limitation agreement is in effect through at least April 30, 2009.
AIM 3 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Total Expenses after Waivers and Reductions listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.
AIM 4 Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009. Alger 1 Previously, the Portfolio's Management Fees included an additional 0.04% in administrative fees that are now included in Other Fees.
Alger 2 Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive 0.04% of its Advisory Fees.
American Century 1 The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. The fund expenses are based on the most recent shareholder report.
Calvert 1 The Investment Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2009, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses.
                 Ameritas Core Strategies                        0.95%
                 Ameritas Income & Growth                        0.78%
                 Ameritas Index 500                              0.38%
                 Ameritas MidCap Growth                          0.94%
                 Ameritas Money Market                           0.36%
                 Ameritas Small Capitalization                   1.00%
                 Ameritas Small Company Equity                   1.33%
                 Social Equity                                   1.08%
Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
Calvert 2 Management fees for the Calvert Variable Series, Inc. Portfolios include both the investment advisory fee paid by each Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative fees (as a percentage of net assets) are as follows: 0.05% for each Ameritas Portfolio, 0.30% for Income, 0.275% for Social Balanced, 0.20% for Social Equity and 0.35% for Social International Equity.
Calvert 3 "Total Portfolio Fees" reflect an indirect fee and fees before waivers. Indirect fees result from a Portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                 Ameritas Core Strategies                        0.91%
                 Ameritas Income & Growth                        0.77%
                 Ameritas MidCap Value                           1.04%
                 Income                                          0.84%
                 Social Equity                                   1.05%
                 Social International Equity                     1.59%
Dreyfus 1 The Dreyfus Corporation has agreed, until May 1, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the direct expenses of neither class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 0.90 of 1%.
DWS 1 "Other Fees" are based on estimated amounts for the current fiscal year. Actual expenses may be different.
DWS 2 Through 4/30/2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.05% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
Fidelity 1 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been:
                 Asset Manager Growth                           1.01%
                 Contrafund                                     0.89%
                 Growth                                         0.89%
                 Overseas                                       1.07%
MFS 1 The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Expenses" would be lower.
MFS 2 MFS has agreed in writing to bear the funds' expenses such that "Other Fees," determined without giving effect to the expense offset arrangements described above, do not exceed 1.10% annually. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until modified by the fund's Board of Trustees.
MFS 3 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets up to $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
MFS 4 MFS has agreed in writing to bear the funds' expenses such that "Other Fees," determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2009.

MFS 5 MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
MFS 6 MFS has agreed in writing to reduce its management fee to 0.70% annually on average daily net assets in excess of $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.
Neuberger Berman 1 Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. Summit 1 The adviser has contractually agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's direct operating expense ratio exceeds 0.75%. Expenses of Acquired Funds are not included in this arrangement. Summit 2 The fund does not bear any direct operating expenses above the amount disclosed; any additional direct operating expenses are borne by the adviser according to the terms of the advisory agreement. Expenses of Acquired Funds are not included in this arrangement.
Summit 3 The adviser has agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit direct operating expenses to 0.95% of the average daily net assets of the portfolio until May 1, 2009. Expenses of Acquired Funds are not included in this arrangement.
UIF 1 For the fiscal year ended December 31, 2007, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, was 1.04% for the UIF U.S. Real Estate, Class I. The total annual portfolio operating expenses excluding certain investment related expense was 1.02% for UIF U.S. Real Estate, Class I.

* Short cites are used for Funds and Portfolios in this chart. See the "Investment Options" section for complete names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

*** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

         EXAMPLES OF EXPENSES
         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract fees,

separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

9-year Withdrawal Charge
                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                end of the time period.($)   end of the time period.($)       surrendered nor
                                                                                              annuitized. ($)
                                ------------------------------------------------------------------------------------
EXAMPLE                         1 Yr    3 Yr   5 Yr   10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
 -------------------------------------------------------------------------------------------------------------------
  Maximum Expenses with GLWB -  $1,427  $2,658 $3,759 $5,933 $1,427 $1,858 $3,059 $5,933  $627  $1,858 $3,059 $5,933
       joint spousal (1)
 -------------------------------------------------------------------------------------------------------------------
  Maximum Expenses with GLWB -  $1,413  $2,618 $3,697 $5,833 $1,413 $1,818 $2,997 $5,833  $613  $1,818 $2,997 $5,833
        single life (1)
 -------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses       $1,320  $2,358 $3,292 $5,159 $1,320 $1,558 $2,592 $5,159  $520  $1,558 $2,592 $5,159
     without GLWB Rider (1)
  -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)     $923  $1,184 $1,365 $1,466   $923   $384   $665 $1,466  $123    $384   $665 $1,466
 -------------------------------------------------------------------------------------------------------------------
(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00%
for Separate Account annual expenses, a $40 guaranteed maximum Policy fee
(although our current base Policy fee is $0), 2.20% of other Policy value annual expenses for the most expensive combination of optional features with a 9-year
Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal,
Expanded Estate Protection Benefit, and "Greater Of" Guaranteed Minimum Death
Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime
Withdrawal Benefit optional feature (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.61%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.05% of Policy value annual expenses for the 10% Free Withdrawal Rider feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

                                      -9-

7-year Withdrawal Charge

                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
 EXAMPLE                         1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
 -------------------------------------------------------------------------------------------------------------------
  Maximum Expenses with GLWB -  $1,366  $2,465 $3,522 $6,190 $1,366 $1,965 $3,222 $6,190  $666  $1,965 $3,222 $6,190
       joint spousal (1)
 -------------------------------------------------------------------------------------------------------------------
  Maximum Expenses with GLWB -  $1,351  $2,425 $3,462 $6,095 $1,351 $1,925 $3,162 $6,095  $651 $1,925  $3,162 $6,095
        single life (1)
 -------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses       $1,259  $2,169 $3,065 $5,452 $1,259 $1,669 $2,765 $5,452  $559 $1,669  $2,765 $5,452
     without GLWB Rider (1)
 -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)     $854    $977 $1,124 $1,802   $854   $477   $824 $1,802  $154   $477    $824 $1,802
 -------------------------------------------------------------------------------------------------------------------
 (1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00%
for Separate Account annual expenses, a $40 guaranteed maximum Policy fee
(although our current base Policy fee is $0), 2.60% of other Policy value annual expenses for the most expensive combination of optional features with a 7-year
Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal,
Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death
Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional feature (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.61%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.05% of Policy value annual expenses for the 10% Free Withdrawal Rider feature, 0.30% for a 7-year Withdrawal Charge feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

5-year Withdrawal Charge
                                ------------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
 EXAMPLE                         1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
 -------------------------------------------------------------------------------------------------------------------
  Maximum Expenses with GLWB -  $1,385  $2,618 $3,502 $6,314 $1,385 $2,018 $3,302 $6,314  $685 $2,018  $3,302 $6,314
       joint spousal (1)
 -------------------------------------------------------------------------------------------------------------------
  Maximum Expenses with GLWB -  $1,370  $2,578 $3,442 $6,221 $1,370 $1,978 $3,242 $6,221  $670 $1,978  $3,242 $6,221
        single life (1)
 -------------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses -     $1,279  $2,323 $3,050 $5,593 $1,279 $1,723 $2,850 $5,593  $579 $1,723  $2,850 $5,593
     without GLWB Rider (1)
 -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)     $869  $1,123 $1,102 $1,965   $869   $523   $902 $1,965  $169   $523    $902 $1,965
 -------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive combination of optional features with a 5-year Withdrawal Charge (the Minimum Initial Premium, Expanded Free Withdrawal, Expanded Estate Protection Benefit, "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional feature (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.61%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.05% of Policy value annual expenses for the 10% Free Withdrawal Rider feature, 0.45% for a 5-year Withdrawal Charge feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).



No Withdrawal Charge Rider
                                ------------------------------------------------------------------------------------
                                 Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                 end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                ------------------------------------------------------------------------------------
 EXAMPLE                           1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr   1 Yr   3 Yr   5 Yr  10 Yr
 -------------------------------------------------------------------------------------------------------------------
   Maximum Expenses with GLWB      $588 $1,751 $2,893 $5,663   $588 $1,751 $2,893 $5,663   $588 $1,751 $2,893 $5,663
   - joint spousal (1)
 -------------------------------------- ------ ------ ------- ----- ------ ------ ------- ----- ------ ------ -------
   Maximum Expenses with GLWB      $574 $1,710 $2,829 $5,558   $574 $1,710 $2,829 $5,558   $574 $1,710 $2,829 $5,558
   - single life (1)
 -------------------------------------- ------ ------ ------- ----- ------ ------ ------- ----- ------ ------ -------
   Maximum Policy Expenses         $481 $1,447 $2,416 $4,853   $481 $1,447 $2,416 $4,853   $481 $1,447 $2,416 $4,853
   without GLWB Rider (1)
 -------------------------------------- ------ ------ ------- ----- ------ ------ ------- ----- ------ ------ -------
   Minimum Policy Expenses (2)     $189   $585 $1,006 $2,180   $189   $585 $1,006 $2,180   $189   $585 $1,006 $2,180
 -------------------------------------- ----------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit optional feature (0.95% for single life, 1.10% for joint spousal) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.61%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, 0.70% of Policy value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

FINANCIAL INFORMATION

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
         (x = Base Policy Fee;  y = Optional Feature Fee)

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         x We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge. If your Policy is issued as a 403(b) TSA Policy, any withdrawal charges will be waived after our receipt of satisfactory Written Notice on withdrawals:
        (a) upon your separation of service after 9 years from the Policy Date;
        (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

         Optional Withdrawal Charge Features
         y The optional withdrawal charge features are deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy.

         Optional Free Withdrawal Features

         The base Policy does not have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge).

         However, optional withdrawal features are available: See the POLICY
DISTRIBUTIONS: Withdrawals section of this prospectus for details about these features. These optional features have current fees which are deducted from the Policy value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day. These fees continue as long as the Policy is in force.

         y A No Withdrawal Charge Rider is available for Policies issued on or after September 22, 2008. The charge for this rider is a percentage of the Policy value that will be deducted from the Policy value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates.

         y The TSA No Withdrawal Charge Rider and Hardship Waiver Rider fees are deducted monthly from Policy value. Withdrawal charge fee rates are less for Large Policies (initial premium $25,000 or more) than for Small Policies. The withdrawal charge fee rate is also reduced when the Policy value exceeds $50,000 on a Policy Year anniversary. These optional feature fees continue as long as the Policy is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES

         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee.
         y The optional Minimum Initial Premium feature has a current annual
           Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium feature for TSA Policies, we will also waive the annual Policy fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         403(b) TAX SHELTERED ANNUITY CHARGES

         403(b) Tax Sheltered Annuity endorsements issued after 1/1/02 include a 403(b) TSA Endorsement 7-Year Withdrawal Charge schedule in all states except TX, SC and WA; in those states the base Policy 9-Year Withdrawal Charge schedule applies. The 403(b) TSA Endorsement also includes a loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.

         FEES CHARGED BY THE PORTFOLIOS

         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         VALUE+ OPTION CHARGE

         y If you elected the Value+ Option, your current Separate Account annual expenses will total 1.22% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you did not elect the Value+ Option, your current Separate Account annual expenses will be 0.80% for all Policy Years, again assuming no charges for other riders.

         GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE

         The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.60% annually for Single Life or 0.75% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary, beginning with the Rider Activation Date. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation model you select.

         The rider charge is subject to change upon Rider Activation Date, rider anniversary, or upon reset as described in the Reset Feature section of the rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the CHARGES section. The rider charge will not be deducted while the rider is inactive, after the Policy value reduces to zero, or if the rider is terminated.

         OTHER OPTIONAL FEATURE CHARGES

         y Charges for each of the other optional features are shown in this prospectus' CHARGES section.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% of that premium without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas Variable Life Insurance Company ("AVLIC") under Nebraska law on May 28, 1987. Effective May 1, 2007, AVLIC merged with and into Ameritas, and the Separate Account was transferred to Ameritas. Ameritas is now the issuer of the Policies and is the "Depositor" of the Separate Account. (See "About Our Company" in the prospectus for further information.) Under Nebraska law, Ameritas owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                  objectives, that they could go down in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies, other individual variable annuities, and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser                                  Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund, Series I -                           Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------

   - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
   Trimark Ltd. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco
   Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;
   Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management
   Deutschland, GmbH; and Invesco Australia Limited

--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio, Class O                   Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
                American Century Investments                      American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio - Thornburg Investment    Long-term capital appreciation; current income is
Management, Inc.                                             secondary.
--------------------------------------------------------------------------------------------------------------------
Ameritas Income & Growth Portfolio - Fred Alger Management,  Income; capital appreciation is secondary.
Inc. (Fred Alger)
--------------------------------------------------------------------------------------------------------------------


                                      -14-

--------------------------------------------------------------------------------------------------------------------
Ameritas Index 500 Portfolio - Summit Investment Partners,   Index:  results corresponding to S&P 500 Index.
Inc. (Summit)
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Growth Portfolio - Fred Alger                Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Ameritas MidCap Value Portfolio - RiverSource Investments,   Long-term capital appreciation.
LLC
--------------------------------------------------------------------------------------------------------------------
Ameritas Money Market Portfolio                              Money market:  current income.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Capitalization Portfolio - Eagle Asset        Long-term capital appreciation.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Small Company Equity Portfolio - OFI Institutional  Long-term capital appreciation.
Asset Management Inc.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio                                             Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Balanced Portfolio - Equity Portion: New              Income and capital growth.
Amsterdam Partners LLC (New Amsterdam) and SSgA Funds
Management, Inc; Fixed Income Portion: No Subadvisor
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio - Atlanta Capital Management         Capital growth.
Company, L.L.C.
--------------------------------------------------------------------------------------------------------------------
Social International Equity Portfolio - Acadian Asset        Growth.
Management, Inc.
--------------------------------------------------------------------------------------------------------------------
               Dreyfus Investment Portfolios                                The Dreyfus Corporation
--------------------------------------------------------------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares               Index:  S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                     Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2   Total return.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Service  Total return.
Class 2
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2     Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2     Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2            Growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2       Income and growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service     Bond.
Class 2
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2          Long-term growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                       Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class               Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series, Initial Class            Total return with emphasis on high income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
--------------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
--------------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*                 Summit Investment Partners, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                        Bond.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                    Index:  MSCI EAFE Index.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Inflation-adjusted income.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Target allocation - Aggressive.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Target allocation - Conservative.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Target allocation - Moderate.
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio                            Index: Nasdaq-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio                Index: Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                        IndexS&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------

T. Rowe Price Blue Chip Growth Portfolio-II                  Long-term capital growth.

--------------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc., dba Van
                                                                                     Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF Global Value Equity Portfolio, Class I                   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio, Class I                  Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                     Current income and long-term capital appreciation
--------------------------------------------------------------------------------------------------------------------
* These funds and their investment advisers are part of the UNIFI Mutual Holding
Company, the ultimate parent of Ameritas.  Also, Ameritas Investment Corp., a majority owned subsidiary of Ameritas, is the underwriter for the Summit Mutual
Funds, Inc., Summit Pinnacle Series.

         Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change. New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio and/or change any future allocations to that eliminated portfolio. If you do not reallocate these amounts, and/or change any future allocations, we will automatically reinvest them in the Ameritas Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. The Fixed Account investment option is not available for Policies issued in the States of Oregon or Washington.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from other Subaccounts or the Fixed Account. New premium includes any money noted on an application. Each premium allocated to the EDCA must be at least $1,500. We will transfer premiums allocated to the EDCA monthly over a period of six months, beginning one month after the date of premium receipt. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance to the Ameritas Money Market Subaccount. We reserve the right to discontinue offering the EDCA program at any time.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.

          o For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
          o We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.

         o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
         o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.
         o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days Written Notice.

         Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Investment Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

         Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

         Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar(R) Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by Written Notice or Internet (when

               available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations

               When AIC updates the models, we will send you Written Notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.

          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We believe any potential risk of a conflict of interest in these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain asset allocation models. The models available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

         y VALUE+ OPTION

         The Value+ Option is not available for Policies issued on or after November 5, 2007.

         If you elected the Value+ Option, we will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from our general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, we will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:
                 Year                   Formula                Reduced Credit
                 ----                   -------                --------------
                   2                   4% x 8/9                     3.56%
                   3                   4% x 7/9                     3.11%
                   4                   4% x 6/9                     2.67%
                   5                   4% x 5/9                     2.22%
                   6                   4% x 4/9                     1.78%
                   7                   4% x 3/9                     1.33%
                   8                   4% x 2/9                     0.89%
                   9                   4% x 1/9                     0.44%

         Value+ Option Credits are treated as "earnings" for purposes of determining withdrawal charges and free withdrawal amounts on surrenders and partial withdrawals. Similarly, Credits are not treated as an "investment in the contract" for tax purposes. (See discussion of Withdrawals and Value+ Option Recapture, below.)

         Value+ Option Charge
         The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. We expect to make a profit on this option. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by Ameritas is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

                               Year    Percentage
                                 2        89%
                                 3        78%
                                 4        67%
                                 5        56%
                                 6        44%
                                 7        33%

         EXAMPLE: If you paid $100 in premium in the first Policy Year, we credited $4 under this option. If at the end of five years this initial $4 credit has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:
          o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
          o    if a death benefit becomes payable, or
          o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

                         Age (in years) of    Maximum Percentage of
                         Premium Payment            Premium

                                1                  12.5%
                                2                  11.1%
                                3                  10.2%
                                4                  10.0%
                                5                   9.0%
                                6                   8.0%
                                7                   7.0%

IMPORTANT POLICY PROVISIONS

         The OVERTURE MEDLEY! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

         Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

         Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         o    The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) Policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

         Additional Premiums
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

         Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

          o For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

         Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any optional features;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
o You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not continue the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401, 403(b) or 457 qualified plan.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state on the effective date of this prospectus. These optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain optional features may not be available in combination with other optional features. Some of these features are not available in some states. For features not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the feature becomes available. Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                              Prospectus Section Where It Is Covered
----------------                                              --------------------------------------
y Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                   Policy Application and Issuance
y Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
y Free Withdrawal Privilege...................................POLICY DISTRIBUTIONS: Withdrawals

y No Withdrawal Charge Rider..................................POLICY DISTRIBUTIONS: Withdrawals

y Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
y 403(b) Tax Sheltered Annuity Endorsement....................POLICY DISTRIBUTIONS: Withdrawals and
     (REQUIRED for 403(b) Policies)                               APPENDIX B: Tax Qualified Plan Disclosures
y Value+ Option...............................................INVESTMENT OPTIONS: Value+ Option
y Estate Protection Benefit ("EPB") and
     Expanded Estate Protection Benefit ("EEPB")..............POLICY DISTRIBUTIONS: Death Benefits

Charges for each of the optional features are shown in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS
                (y = Optional Feature)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
         Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

         Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         y "Free" Withdrawal Features and Riders
         The following features and Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these features. For information about the charges for these features, see this prospectus' CHARGES and CHARGES EXPLAINED sections. For all Policies that are not issued pursuant to a 403(b) tax sheltered annuity plan, either the 10% "Free" Withdrawal Feature, the Expanded "Free" Withdrawal Feature, or the No Withdrawal Charge Rider must be elected at issue of the Policy. For all Policies that are issued pursuant to a 403(b) tax sheltered annuity plan, one of the 403(b) TSA No Withdrawal Charge Riders must be elected at issue of the Policy.

         y   The 10% "Free" Withdrawal Feature allows you to  withdraw,  each

Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this feature, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         y   The Expanded "Free" Withdrawal Feature allows you to withdraw,

without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value, minus prior "free" withdrawals taken since Policy issue, or any of your accumulated Policy earnings. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid, plus any Value+ Credit amount, less any previous withdrawals of premium. Note that Value+ is not available for Policies issued on and after November 5, 2007.) Under this feature, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

        Y The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of the rider include:
          - allocations and transfers to the Fixed Account have the following restrictions:
               - allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
               - the amount transferred to the Fixed Account within any Policy year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
               - we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
          - if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below.);
          - the death benefit is proportionally adjusted for partial withdrawals;


         y   The 403(b) TSA Hardship Waiver Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         y   The 403(b) TSA No Withdrawal Charge Riders, available only for

Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

         LOANS (403(b) PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to 1/1/02 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owed during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within seven Business Days.

         Loan Interest
         Interest rate charged on loan balance: guaranteed maximum rate is 8%; we may declare a lower current interest rate.
         Interest rate credited to Policy value that is collateral for the loan: guaranteed minimum rate is 3%; we may declare a higher current interest rate.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Any Policy loan balance must be repaid prior to the activation of the GLWB rider. Once the GLWB rider is activated, no Policy loans may be taken.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive satisfactory proof of death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the beneficiary.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

         (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or

         (b)  the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         No Withdrawal Charge Rider - Death Benefit
         If death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

         If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy value is decreased by the partial withdrawal.

         IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

         Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                        If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
-------------------- ------------------ ------------------------- ------------------------------------------------
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     - - -              - - -                     Policy beneficiary receives the death benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     the beneficiary    - - -                     the surviving spouse may elect to become the
                     is the Policy                                Policy Owner and continue the Policy, or may
                     Owner's                                      have the Policy end and receive the death
                     surviving spouse                             benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        a Policy Owner     there is no named         the Policy continues with the Policy Owner as
                     is living          contingent or joint       the Policy annuitant unless the Owner names a
                                        annuitant                 new annuitant.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        the Policy Owner   - - -                     the annuitant's death is treated as a Policy
                     is a non-person                              Owner's death.
-------------------- ------------------ ------------------------- ------------------------------------------------
an annuitant         a Policy Owner     the contingent or joint   contingent annuitant becomes the annuitant, and
                     is living          annuitant is living       the Policy continues.
-------------------- ------------------ ------------------------- ------------------------------------------------

                                        If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
-------------------- ------------------ ----------------------------------------------------------------------------
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is a         surviving Policy Owner remains as Owner for purposes of distributing any
                     living joint       remaining Policy proceeds pursuant to the annuity income option then in
                     Owner, and         effect.  If the annuity benefit payee was the deceased Policy Owner, the
                     the annuitant is   surviving Owner receives the proceeds.  If the payee is other than the
                     living             deceased Owner, proceeds continue to be paid to the payee until the paye's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     There is no        Policy beneficiary becomes the Policy Owner for purposes of distributing
                     surviving joint    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner, and         in effect.  If the annuity benefit payee was the Owner, then the Policy
                     the annuitant is   beneficiary receives the proceeds.  If the payee is other than the Owner,
                     living             proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy           any Policy Owner   Policy Owner (or other named payee) receives distribution of any remaining
annuitant            is living          Policy proceeds pursuant to the annuity income option then in effect.
-------------------- ------------------ ----------------------------------------------------------------------------
the annuitant        the annuitant is   Policy beneficiary becomes the Policy Owner for purposes of distributing
                     also the Policy    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner              in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------

         Optional Death Benefit Features

         y Optional Guaranteed Minimum Death Benefit Features
         You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these optional features. Only the Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit Feature is available with the No Withdrawal Charge Rider.



         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this feature, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.
The proportional adjustment, which will never be less than zero, is described more fully in your Policy. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

         The step-up interval is stated in your Policy's schedule page for this feature. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and
          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.
The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment, which will never be less than zero, is described more fully in your Policy. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this feature, which is the Policy Anniversary nearest your 85th birthday.

         y Optional "Greater of" Guaranteed Minimum Death Benefit
         This feature provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this feature, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

         y Optional Estate Protection Benefit Features

         y Estate Protection Benefit
         For an additional charge you may purchase the Estate Protection Benefit ("EPB"). The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional guaranteed minimum death benefit that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

                                 Current Fee           Guaranteed Maximum Fee
        Issue ages 0-70              0.20%                     0.40%
        Issue ages 71-80             0.60%                     0.80%
This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = (PVD - NPBB) < Benefit Cap, such that:
               PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;
               NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:
                    NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and
                    Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.

                    EXAMPLE
                      Assume the following items:
                        (a)  Death occurs in Policy Year 5
                        (b) Policy value at time of death is $90,000 (PVD = $90,000)
                        (c) Net premiums adjusted for withdrawals is $53,000 (NP = $53,000)
                        (d) Net premiums used for the determination of the Benefit Base is $50,000 (NPBB = $50,000)
                        (e) Premium received within 12 months prior to death = $14,000
                    From this information, the following is determined:
                        (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                        (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                             which is greater than the Benefit Cap, so the Benefit Base = $39,000
                        (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         y Expanded Estate Protection Benefit ("EEPB")
         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") option in lieu of the EPB if you intend to exchange your existing annuity for an OVERTURE MEDLEY! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:
                                       Current Fee    Guaranteed Maximum Fee
                  Issue ages 0-70           0.25%              0.45%
                  Issue ages 71-80          0.80%              1.00%

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the net premiums. The EEPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:

         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;

              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:

                                Years Since Receipt              %
                                        1                       10
                                        2                       20
                                        3                       30
                                        4                       40
                                        5+                      50

                  EXAMPLE
                  Assume the following items:
                    (a)  Death occurs in Policy Year 3;
                    (b)  Policy value at time of death is $110,000
                         (PVD = $110,000);
                    (c) Net premiums adjusted for withdrawals is $73,000 (NP = $73,000);
                    (d) Net premiums used for the determination of the Benefit Base is $70,000
                         (NPBB = $70,000)
                    (e) Transfer Premiums, which were all paid in Policy Year 1, are $10,000 (Transfer Premiums = $10,000);
                    (f) Premium received within 12 months prior to death = $31,000.
                 From this information, the following is determined:
                    (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                    (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)]
                         = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                    (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

         When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

         Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

         Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:
          1. Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

          2. Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

          3. Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

          4. Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

          5. Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

          6.   Lump Sum. Proceeds are paid in one sum.

       GLWB RIDER

          A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy issue date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Policy Owner is age 49 years, six months and one day

("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

         The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person.

o        GLWB Definitions

Benefit phases are defined as:
     o    Inactive Phase. The period of time when this rider is inactive. The

          Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).

     o    The Owner(s) of the Policy or;
     o The annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;

     o The spouses at the time the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken
     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

         The end of the Inactive Phase coincides with the Rider Activation Date.

o        Activation of Rider

         Rider Activation Date
         The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms and your written consent granting AIC discretionary authority as described in the Model Asset Allocation program and below, but no earlier than the Youngest Age 50.

         Once the rider is activated, no Policy loans may be taken.

         Rider Charges
         The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

         Asset Allocation
         Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You are permitted to transfer your total Policy value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

         The conditions of the Model Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset asset model best for you. AIC will not make this decision for you.

         Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the Subaccounts in the asset allocation model you have selected. All withdrawals will be deducted proportionally from the Subaccounts in the asset allocation model.

         We have the right to discontinue access to an allocation model. If an allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining asset allocation models.

         We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

         Continuation of Rider by Surviving Spouse for Single Life Option
         This section applies only to Policies issued as tax non-qualified, or to Policies issued as traditional, SEP, SIMPLE, or Roth IRAs. Continuation of the rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401, 403(b) or 457.

         If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.
     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.

     b. If the surviving spouse has reached attained age 50, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

         If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

o        Accumulation Phase

         Reset Feature
         On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

         At the time of a reset:
          1.   A new 10-year period begins for:
               a.   Premium Accumulation Value; and,
               b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
          2. The charge for the rider will equal the charge in effect for new issues of the same rider.
          3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

          4.   You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

         On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

         Withdrawals
         You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described below.

         A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

                  a - (a * (b / c))

                  where:
                  a = Premium Accumulation Value or Maximum Anniversary Policy
                      Value prior to the withdrawal;
                  b = withdrawal amount;
                  c = Policy value prior to the withdrawal
Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o        Withdrawal Phase

         You may choose to begin withdrawal payments no sooner than 30 days after the Policy Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

         Benefit Base
         The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

         The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:

         o    Policy value
         o    Premium Accumulation Value
         o    Maximum Anniversary Policy Value

         The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

         Lifetime Withdrawal Benefit Amount
         We guarantee that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person. Total withdrawals in a Rider Year that do not exceed the LWBA will not be subject to withdrawal charges as provided by the base Policy and any other rider issued with the base Policy.

         The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

         You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

         Impact of Withdrawals on Benefit Base
         Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

         At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                       -
                  (y - (z - x))
                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.
A reduction in the Benefit Base will reduce the LWBA.

         No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

         Step-Up of Benefit Base
         On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

         Additional Premiums
         Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

         Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o        Guaranteed Phase

         If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
          a.   the monthly rider charge will no longer be deducted; and,
          b.   the LWBA will be provided until the death of the last surviving

               Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
          c.   no additional premiums will be accepted; and,
          d.   no additional step-ups will occur; and,
          e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
          f. the Policy and any other riders will cease to provide any death benefits.

o        Death Benefit

         Upon the death of the last Covered Person, the beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

         If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o        Termination of Rider

         Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
          1.   the date of death of the last surviving Covered Person;

          2.   the date there is a change of Owner;

          3. the date annuity payments commence under an annuity income option as described in the Policy;
          4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
          5.   the date any asset allocation requirement is violated;
          6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;

          7. the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.
If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

               a. apply the Policy value under an annuity income option described in the Policy, or
               b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period

         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;

          o    upon the death of the Owner;

          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

         Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans.
         o Tax Sheltered Annuities, Code Section 403(b);
         o Individual Retirement Annuities (IRAs), Code Section 408(b);
         o Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
           Section 408(p); and
         o Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

         On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code
Section 403(b). While most of these provisions will become effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

         Therefore, Ameritas is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our service center is available to assist you with any of your contract needs.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY


         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Prior to May 1, 2007, AVLIC issued the Policy. Effective May 1, 2007, AVLIC merged with and into Ameritas ("Merger"). AVLIC was a wholly-owned subsidiary of Ameritas. On the date of the Merger, Ameritas Life Insurance Corp. acquired from AVLIC all of AVLIC's assets, and became directly liable for AVLIC's liabilities and obligations with respect to all policies issued by AVLIC then outstanding.

         The Merger was approved by the boards of directors of Ameritas and AVLIC. The Merger also received regulatory approval from the State of Nebraska Department of Insurance, the state of domicile of Ameritas and AVLIC. The Merger did not affect the terms of, or the rights and obligations under a Policy issued by AVLIC prior to May 1, 2007, other than to reflect the change to the company that guarantees the Policy benefits from AVLIC to Ameritas. Owners of such Policies received an endorsement from Ameritas that reflected the change from AVLIC to Ameritas. The Merger also did not result in any adverse tax consequences for any Policy Owners.

         Ameritas is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)


         We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"),  5900 "O" Street,  Lincoln,
Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct majority-owned subsidiary of Ameritas. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time, but in calendar year 2007 the list included the following firms: Harbour Investments, Investacorp, Inc., and Cullum & Burks. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         LEGAL PROCEEDINGS

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                                                                                    Number (#) of
   FUND COMPANY                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)

-------------------------------------------------- -------- --------------- ----------------- -----------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   AIM V.I. Dynamics Fund- Series I (01/01/2001)    2001           16.60             12.646                 87,960
                                                    2002                              8.547                173,480
                                                    2003                             11.688                255,901
                                                    2004                             13.142                292,998
                                                    2005                             14.435                259,477
                                                    2006                             16.629                255,036
                                                    2007                             18.506                195,886
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  AIM V.I. International Growth Fund, Series I      2007                                 NA                      NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
THE ALGER AMERICAN FUND
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Alger American Balanced Portfolio, Class O        2001           13.56             13.410                207,825
  (01/01/2001)                                      2002                             11.674                317,627
                                                    2003                             13.788                463,258
                                                    2004                             14.302                553,737
                                                    2005                             15.384                481,743
                                                    2006                             15.983                417,019
                                                    2007                             17.816                393,968
-------------------------------------------------- -------- --------------- ----------------- -----------------------
AMERICAN CENTURY INVESTMENTS
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  American Century VP Income & Growth Fund,         2001            6.93              6.471                433,115
  Class I (01/01/2001)                              2002                              5.178                909,031
                                                    2003                              6.646              1,642,598
                                                    2004                              7.450              2,236,273
                                                    2005                              7.733              2,660,008
                                                    2006                              8.983              3,076,650
                                                    2007                              8.905              2,036,098
-------------------------------------------------- -------- --------------- ----------------- -----------------------
American Century VP Mid Cap Value Fund, Class I     2007                                NA                      NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas Core Strategies Portfolio               2003           14.79             16.185                340,812
   (10/31/2003)                                     2004                             17.355                480,203
                                                    2005                             18.707                617,264
                                                    2006                             22.579                859,579
                                                    2007                             23.957              1,834,988
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas Income & Growth Portfolio               2001           16.10             13.999                116,359
   (01/01/2001)                                     2002                              9.665                189,688
                                                    2003                             12.470                288,623
                                                    2004                             13.343                416,581
                                                    2005                             13.864              1,777,100
                                                    2006                             15.161              1,539,401
                                                    2007                             15.431              1,265,788
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas Index 500 Portfolio (01/01/2001)        2001          144.49            129.292                 25,162
                                                    2002                             99.715                 45,106
                                                    2003                            126.880                 75,875
                                                    2004                            139.088                 95,080
                                                    2005                            144.301                 89,301
                                                    2006                            165.165                 82,686
                                                    2007                            172.288                 77,484
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas MidCap Growth Portfolio (01/01/2001)    2001           32.76             31.790                 42,310
                                                    2002                             22.117                 89,019
                                                    2003                             32.323                152,188
                                                    2004                             36.362                217,959
                                                    2005                             40.141                287,425
                                                    2006                             43.506                316,573
                                                    2007                             58.128                361,066
-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                     -A:1-

-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                                                                                    Number (#) of
   FUND COMPANY                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)

-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas MidCap Value Portfolio (01/01/2001)     2001           15.00             17.716                170,533
                                                    2002                             15.116                401,478
                                                    2003                             19.382                531,163
                                                    2004                             20.993                668,687
                                                    2005                             22.046                999,761
                                                    2006                             24.842              1,239,361
                                                    2007                             25.886              1,339,590
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas Money Market Portfolio (01/01/2001)     2001            1.00              1.030             13,882,321
                                                    2002                              1.039             20,980,677
                                                    2003                              1.041             16,549,336
                                                    2004                              1.045             13,216,208
                                                    2005                              1.068             12,454,164
                                                    2006                              1.110             16,085,844
                                                    2007                              1.157             24,667,984
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Ameritas Small Capitalization Portfolio          2001           36.90             29.194                 11,599
   (01/01/2001)                                     2002                             18.764                 42,634
                                                    2003                             25.854                 88,031
                                                    2004                             26.250                125,468
                                                    2005                             26.725                158,213
                                                    2006                             31.965                194,490
                                                    2007                             35.451                276,720
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Ameritas Small Company Equity Portfolio           2001           15.00             19.727                101,570
  (01/01/2001)                                      2002                             18.148                224,687
                                                    2003                             24.474                278,296
                                                    2004                             27.966                349,258
                                                    2005                             27.213                404,639
                                                    2006                             29.194                354,606
                                                    2007                             29.417                279,514
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   CVS Income Portfolio (05/01/2002)                2002           15.00             15.915                196,245
                                                    2003                             17.798                475,748
                                                    2004                             18.657                935,247
                                                    2005                             19.196              1,487,915
                                                    2006                             20.007              1,933,118
                                                    2007                             20.840              2,414,354
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   CVS Social Balanced Portfolio (01/01/2001)       2001           1.964              1.851                455,566
                                                    2002                              1.614              1,232,673
                                                    2003                              1.911              1,879,583
                                                    2004                              2.052              2,131,849
                                                    2005                              2.151              1,829,391
                                                    2006                              2.321              1,962,968
                                                    2007                              2.366              1,911,890
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   CVS Social Equity Portfolio (05/01/2002)         2002           15.00             12.887                 36,489
                                                    2003                             15.622                144,402
                                                    2004                             16.606                273,384
                                                    2005                             17.223                285,289
                                                    2006                             18.805                288,474
                                                    2007                             20.519                288,584
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   CVS Social International Equity Portfolio        2001           19.30             14.486                 15,726
   (01/01/2001)                                     2002                             12.228                 77,458
                                                    2003                             15.976                168,181
                                                    2004                             18.694                309,928
                                                    2005                             20.389                296,955
                                                    2006                             25.796                341,020
                                                    2007                             26.248                339,572
-------------------------------------------------- -------- --------------- ----------------- -----------------------
DREYFUS INVESTMENT PORTFOLIOS
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Dreyfus MidCap Stock Portfolio, Service          2002           12.17             12.033                  3,790
   Shares  (11/01/2002)                             2003                             15.699                 85,176
                                                    2004                             17.790                163,245
                                                    2005                             19.226                161,486
                                                    2006                             20.537                172,611
                                                    2007                             20.656                163,887
-------------------------------------------------- -------- --------------- ----------------- -----------------------
DWS VARIABLE SERIES II
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  DWS Dreman Small Mid Cap Value VIP Portfolio,     2007                             NA                        NA
  Class A (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  DWS Global Thematic VIP Portfolio, Class A        2007                             NA                        NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                     -A:2-

-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                                                                                    Number (#) of
   FUND COMPANY                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)

-------------------------------------------------- -------- --------------- ----------------- -----------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Fidelity(R) VIP Asset ManagerSM Portfolio,        2001           13.89             14.275                127,031
  Service Class 2 (01/01/2001)                      2002                             12.889                181,645
                                                    2003                             15.048                216,010
                                                    2004                             15.701                276,775
                                                    2005                             16.165                237,995
                                                    2006                             17.181                210,278
                                                    2007                             19.630                218,860
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP Asset Manager: Growth(R)          2001           15.61             12.347                 17,035
  Portfolio, Service Class 2 (01/01/2001)           2002                             10.315                 21,715
                                                    2003                             12.592                 50,389
                                                    2004                             13.195                 69,339
                                                    2005                             13.557                 65,253
                                                    2006                             14.354                 61,424
                                                    2007                             16.888                 98,297
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP Contrafund(R) Portfolio, Service  2001           22.89             20.549                 64,084
  Class 2 (01/01/2001)                              2002                             18.438                206,580
                                                    2003                             23.452                446,856
                                                    2004                             26.792                767,894
                                                    2005                             31.005              1,235,831
                                                    2006                             34.275              1,526,651
                                                    2007                             39.885              1,963,572
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP Equity-Income Portfolio, Service  2001           25.11             22.436                143,316
  Class 2 (01/01/2001)                              2002                             18.449                317,475
                                                    2003                             23.802                596,628
                                                    2004                             26.265                821,828
                                                    2005                             27.509              1,202,755
                                                    2006                             32.729              1,509,056
                                                    2007                             32.881              1,931,937
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP Growth Portfolio, Service Class   2001           41.63             33.115                 81,472
  2 (01/01/2001)                                    2002                             22.908                172,691
                                                    2003                             30.127                293,933
                                                    2004                             30.820                420,603
                                                    2005                             32.258                518,529
                                                    2006                             34.105                625,970
                                                    2007                             42.853                385,350
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP High Income Portfolio, Service    2001            8.12              6.318                175,675
  Class 2 (01/01/2001)                              2002                              6.478                486,540
                                                    2003                              8.147              1,059,483
                                                    2004                              8.841              1,293,209
                                                    2005                              8.973              1,476,568
                                                    2006                              9.884              1,710,492
                                                    2007                             10.054              1,649,397
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP Investment Grade Bond Portfolio,  2001           12.63             12.734                302,145
  Service Class 2 (01/01/2001)                      2002                             13.916                925,800
                                                    2003                             14.490              1,156,571
                                                    2004                             14.977              1,413,321
                                                    2005                             15.140              1,743,207
                                                    2006                             15.641              1,948,921
                                                    2007                             16.150              2,653,284
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Fidelity(R) VIP Overseas Portfolio, Service       2001           19.81             13.719                 33,056
  Class 2 (01/01/2001)                              2002                             10.831                 89,523
                                                    2003                             15.372                213,241
                                                    2004                             17.279                427,850
                                                    2005                             20.362                852,293
                                                    2006                             23.791              1,270,006
                                                    2007                             27.626              1,303,655
-------------------------------------------------- -------- --------------- ----------------- -----------------------


                                     -A:3-

-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                                                                                    Number (#) of
   FUND COMPANY                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)

-------------------------------------------------- -------- --------------- ----------------- -----------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  MFS(R) VIT New Discovery Series, Initial Class    2001           15.64             15.665                110,102
  (01/01/2001)                                      2002                             10.630                187,083
                                                    2003                             14.103                251,217
                                                    2004                             14.903                291,624
                                                    2005                             15.560                240,329
                                                    2006                             17.477                225,733
                                                    2007                             17.774                208,148
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  MFS(R) VIT Research International Series,         2007                                NA                      NA
  Initial Class (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  MFS(R) VIT Strategic Income Series, Initial       2001           10.08             10.416                 18,160
  Class (01/01/2001)                                2002                             11.208                 95,693
                                                    2003                             12.275                215,479
                                                    2004                             13.118                377,445
                                                    2005                             13.260                526,508
                                                    2006                             14.032                646,058
                                                    2007                             14.434                779,809
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  MFS(R) VIT Total Return Series, Initial Class     2007                                NA                      NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  MFS(R) VIT Utilities Series, Initial Class        2001           22.97             17.739                118,165
  (01/01/2001)                                      2002                             13.600                127,935
                                                    2003                             18.338                204,463
                                                    2004                             23.685                331,367
                                                    2005                             27.454                475,120
                                                    2006                             35.751                530,253
                                                    2007                             45.360                609,082
-------------------------------------------------- -------- --------------- ----------------- -----------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Neuberger Berman AMT Regency Portfolio, Class    2007                                NA                      NA
   I (05/01/08)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
SUMMIT MUTUAL FUNDS, INC., SUMMIT PINNACLE SERIES
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Bond Portfolio (05/01/2008)                2007                                NA                      NA
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit EAFE International Index Portfolio         2007                                NA                      NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Inflation Protected Plus Portfolio         2007                                NA                      NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Lifestyle ETF Market Strategy              2007                                NA                      NA
  Aggressive Portfolio (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Lifestyle ETF Market Strategy              2007                                NA                      NA
  Conservative Portfolio (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Lifestyle ETF Market Strategy Target       2007                                NA                      NA
  Portfolio (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Nasdaq-100 Index Portfolio (01/01/2001)    2001            6.06              4.432                177,238
                                                    2002                              2.749                433,419
                                                    2003                              4.054                844,345
                                                    2004                              4.428                865,611
                                                    2005                              4.450                756,282
                                                    2006                              4.709                684,034
                                                    2007                              5.535                909,022
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Natural Resources Portfolio                2007                                NA                      NA
  (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit Russell 2000 Small Cap Index Portfolio     2001            9.57              9.622                 61,252
  (01/01/2001)                                      2002                              7.539                 98,539
                                                    2003                             10.938                211,076
                                                    2004                             12.771                327,689
                                                    2005                             13.179                276,468
                                                    2006                             15.375                313,643
                                                    2007                             14.917                259,845
-------------------------------------------------- -------- --------------- ----------------- -----------------------
  Summit S&P MidCap 400 Index Portfolio             2001           11.40             11.683                 70,378
  (01/01/2001)                                      2002                              9.839                122,614
                                                    2003                             13.155                231,485
                                                    2004                             15.106                336,499
                                                    2005                             16.777                394,840
                                                    2006                             18.262                479,718
                                                    2007                             19.454                451,750
-------------------------------------------------- -------- --------------- ----------------- -----------------------
                                     -A:4-

-------------------------------------------------- -------- --------------- ----------------- -----------------------

                                                                                                    Number (#) of
   FUND COMPANY                                                                Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year    Value($) at      End of Year        At End of Year
                                                               Inception       (December 31)        (December 31)

-------------------------------------------------- -------- --------------- ----------------- -----------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   T. Rowe Price Blue Chip Portfolio-II             2007                                NA                      NA
   (05/01/2008)
-------------------------------------------------- -------- --------------- ----------------- -----------------------
THIRD AVENUE VARIABLE SERIES TRUST
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   Third Avenue Value Portfolio (01/01/2001)        2001           14.82             17.171                240,548
                                                    2002                             15.216                474,992
                                                    2003                             21.518                724,909
                                                    2004                             25.594              1,026,292
                                                    2005                             29.105              1,164,416
                                                    2006                             33.431              1,263,537
                                                    2007                             31.571              1,271,785
-------------------------------------------------- -------- --------------- ----------------- -----------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   UIF Emerging Markets Equity Portfolio, Class     2001            7.02              6.586                 14,050
   I (01/01/2001)                                   2002                              5.954                 40,625
                                                    2003                              8.842                115,632
                                                    2004                             10.799                185,530
                                                    2005                             14.341                539,504
                                                    2006                             19.512                744,164
                                                    2007                             27.185                842,896
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   UIF Global Value Equity Portfolio, Class I       2001           13.12             12.176                109,697
   (01/01/2001)                                     2002                             10.047                209,773
                                                    2003                             12.856                325,982
                                                    2004                             14.480                511,509
                                                    2005                             15.203                524,612
                                                    2006                             18.281                455,123
                                                    2007                             19.339                407,495
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   UIF International Magnum Portfolio, Class I      2001           11.77              9.448                 33,989
   ((01/01/2001)                                    2002                              7.801                 65,732
                                                    2003                              9.862                107,888
                                                    2004                             11.484                141,267
                                                    2005                             12.655                179,984
                                                    2006                             15.710                244,472
                                                    2007                             17.858                324,456
-------------------------------------------------- -------- --------------- ----------------- -----------------------
   UIF U.S. Real Estate Portfolio, Class I          2001           11.44             12.555                 55,666
   (01/01/2001)                                     2002                             12.364                237,247
                                                    2003                             16.870                294,834
                                                    2004                             22.828                464,510
                                                    2005                             26.509                508,529
                                                    2006                             36.304                601,795
                                                    2007                             29.865                634,548
---------------------------------------------------------------------------------------------------------------------

                                     -A:5-

APPENDIX B: Tax-Qualified Plan Disclosures

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

---------------------------------------------- ---------------------------------
DISCLOSURE SUMMARY                             For annuity policies issued as a:
                                               |    Regular IRA
AMERITAS LIFE INSURANCE CORP.                  |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the

                                     -B:1-

Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

         Married Filing Jointly     Single/Head of Household
         ----------------------     ------------------------
Year          AGI                     AGI
2004     $65,000 - $  75,000     $45,000 - $55,000
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007     $80,000 - $ 100,000     $50,000 - $60,000
2008     $85,000 - $ 105,000     $53,000 - $63,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $159,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $159,000 and $169,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

                                     -B:2-

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

                                     -B:3-

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth


                                     -B:4-

IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA.

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                     -B:5-

-------------------------------------------- -----------------------------------
          DISCLOSURE SUMMARY                   For annuity policies issued as a:
                                                   TAX SHELTERED ANNUITY
 AMERITAS LIFE INSURANCE CORP.                    Under IRC Section 403(b)
-------------------------------------------- -----------------------------------

The Policy may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

Notice Regarding Exchanges

On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Therefore, Ameritas is temporarily suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers. Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS

Contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $15,500 for 2007. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5000 for 2007. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS

For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS

When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Policy value will only be permitted:
        o    upon the Owner's separation of service;
        o    after the Owner's age 59 1/2;
        o    due to disability within the meaning of IRC Section 72(m)(7);
        o in the case of salary reduction contributions only , due to financial hardship.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

                                     -B:6-

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Policy pursuant to IRC Sections 401(a)(11) and 417.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

                                     -B:7-

IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                                www.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes.

Many can be found in the "on-line services" section of our web site. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         A Statement of Additional Information, dated September 22, 2008, contains other information about the Separate Account and Ameritas, plus more details concerning the disclosures in this prospectus.

         For a free copy, access it on the SEC's web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type "Ameritas"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:

                                            Begin on
                                              Page

------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriter
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

MORNINGSTAR(R) ASSET ALLOCATOR                 4
Model Asset Allocation Program offered
through Ameritas Investment Corp. ("AIC")

------------------------------------------ -----------

Other Information                              6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(R)  Ameritas Life Insurance Corp.

                       Ameritas Life Insurance Corp. Logo
                                 A UNIFI Company

OVERTURE MEDLEY              Last Page               SEC Registration #811-05192

Statement of Additional Information:  September 22, 2008
to accompany Policy Prospectuses dated September 22, 2008

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company
VARIABLE ANNUITY POLICIES
offered through

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2

         TABLE OF CONTENTS                   Page


General Information and History                 1
Services

Purchase of Securities Being Offered            2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

MORNINGSTAR(R) ASSET ALLOCATOR                  4
Model Asset Allocation Program offered through
Ameritas Investment Corp. ("AIC")

Other Information                               6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

           Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (we are wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing. For a complete list of the UNIFI companies and their products and services, visit the UNIFI web site at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.


         Prior to May 1, 2007, Policies described in this Statement of

Additional Information and in the prospectus were offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account VA-2, formerly "Ameritas Variable Life Insurance Company Separate Account VA-2," is now a separate investment account of Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

                                    SERVICES

The statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement discussed in Note 20) and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their

                                     SAI: 1
report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas for Ameritas commissioned variable annuities, Ameritas paid the following amounts to the listed affiliates in the first two years the Agreement was in effect:

                                                              ---------------- ---------------
AFFILIATE:                                        YEAR:       2006             2007
------------------------------------------------------------- ---------------- ---------------
The Union Central Life Insurance Company                      $407,306         $980,442
------------------------------------------------------------- ---------------- ---------------
Acacia Life Insurance Company                                 $0               $1,443.641
------------------------------------------------------------- ---------------- ---------------

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas internal legal staff.


                      PURCHASE OF SECURITIES BEING OFFERED

OVERTURE MEDLEY is a flexible premium variable deferred annuity policy. OVERTURE MEDLEY Policies are sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). OVERTURE ANNUITY single premium variable annuity policies and OVERTURE ANNUITY II, OVERTURE ANNUITY III, OVERTURE ANNUITY III-Plus, OVERTURE ACCLAIM!, and OVERTURE ACCENT! flexible premium variable deferred annuity policies are no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.

                                   UNDERWRITER

The OVERTURE MEDLEY Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                  ----------------- ---------------- ----------------
                                                           YEAR:        2005             2006             2007
----------------------------------------------------------------- ----------------- ---------------- ----------------

Variable annuity commission the Depositor paid to AIC that             $9,469,380      $10,168,715       $9,454,444
was paid to other broker-dealers and representatives (not kept by AIC).
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable annuity commission earned and kept by AIC.                       $46,675          $29,566          $61,005
----------------------------------------------------------------- ----------------- ---------------- ----------------
Fees the Depositor paid to AIC for variable annuity Principal            $158,125         $149,175         $114,841
Underwriter services.

----------------------------------------------------------------- ----------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

                                     SAI:2

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet web site are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will

                                     SAI:3
fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.



                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

                                     SAI:4

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy (these portfolios may or may not be included in the models). In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents


                                     SAI:5
in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models may reduce the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Ameritas" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


                          SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison symbol, "Overture Accent!," "Overture Acclaim!," and "Overture Medley" are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.
                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                     SAI:6

                    AMERITAS VARIABLE SEPARATE ACCOUNT VA-2



                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2007
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2007, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2008

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         2,446,604.067 shares at $23.91 per share (cost $53,484,788)                             $       58,498,303
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         692,079.947 shares at $23.82 per share (cost $16,444,442)                                       16,485,344
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         2,695,128.493 shares at $23.57 per share (cost $64,939,820)                                     63,524,179
       VIP Growth Portfolio: Initial Class (Growth IC) -
         876,615.854 shares at $45.12 per share (cost $26,672,400)                                       39,552,907
       VIP Growth Portfolio: Service Class (Growth SC) -
         239,502.646 shares at $44.99 per share (cost $9,763,307)                                        10,775,224
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         369,839.679 shares at $44.65 per share (cost $12,095,244)                                       16,513,342
       VIP High Income Portfolio: Initial Class (High Income IC) -
         1,642,617.104 shares at $5.98 per share (cost $10,550,963)                                       9,822,850
       VIP High Income Portfolio: Service Class (High Income SC) -
         782,497.856 shares at $5.95 per share (cost $5,045,034)                                          4,655,862
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         2,820,217.703 shares at $5.88 per share (cost $17,806,706)                                      16,582,880
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         1,001,423.183 shares at $25.32 per share (cost $16,374,319)                                     25,356,035
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         426,293.182 shares at $25.22 per share (cost $8,309,056)                                        10,751,114
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         1,433,692.321 shares at $25.12 per share (cost $28,592,053)                                     36,014,351
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         1,908,232.992 shares at $16.57 per share (cost $30,055,839)                                     31,619,421
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         344,418.295 shares at $16.48 per share (cost $5,383,756)                                         5,676,014
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         263,093.510 shares at $16.33 per share (cost $3,811,319)                                         4,296,317
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         2,758,542.426 shares at $12.76 per share (cost $34,770,918)                                     35,199,001
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         3,417,089.448 shares at $12.54 per share (cost $42,909,090)                                     42,850,302
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         2,037,646.705 shares at $27.90 per share (cost $47,656,669)                                     56,850,343
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         892,335.334 shares at $27.80 per share (cost $23,860,658)                                       24,806,922
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         2,852,021.296 shares at $27.46 per share (cost $80,551,034)                                     78,316,505

The accompanying notes are an integral part of these financial statements.


                                      FS-2


                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity), continued:
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         239,064.562 shares at $15.51 per share (cost $3,185,762)                                $        3,707,891
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         75,385.030 shares at $15.41 per share (cost $1,084,024)                                          1,161,683
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         108,284.869 shares at $15.33 per share (cost $1,532,876)                                         1,660,007
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio - Class O (Balanced) -
         1,555,122.470 shares at $14.61 per share (cost $20,590,174)                                     22,720,339
    MFS Variable Insurance Trust (MFS):
       Strategic Income Portfolio: Initial Class (Strategic Inc.) -
         1,735,617.297 shares at $10.54 per share (cost $18,265,149)                                     18,293,406
       Utilities Portfolio: Initial Class (Utilities) -
         2,131,696.504 shares at $34.48 per share (cost $46,552,603)                                     73,500,895
       New Discovery Portfolio: Initial Class (New Discovery) -
         520,953.779 shares at $16.63 per share (cost $7,288,572)                                         8,663,461
    The Universal Institutional Funds, Inc. (Van Kampen):
       Emerging Markets Equity Portfolio - Class I (Emerging Markets) -
         1,840,093.444 shares at $24.27 per share (cost $28,652,890)                                     44,659,068
       Global Value Equity Portfolio - Class I (Global Value) -
         1,032,337.276 shares at $16.46 per share (cost $13,688,966)                                     16,992,272
       International Magnum Portfolio - Class I (Intl. Magnum) -
         892,976.842 shares at $14.50 per share (cost $10,874,259)                                       12,948,164
       U.S. Real Estate Portfolio - Class I (U.S. Real Estate) -
         1,467,398.795 shares at $22.05 per share (cost $29,059,793)                                     32,356,143
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Core Strategies Portfolio (Core Strat.) -
         3,939,082.501 shares at $20.55 per share (cost $70,907,812)                                     80,948,145
       Ameritas Income & Growth Portfolio (Income and Growth) -
         5,652,079.762 shares at $13.80 per share (cost $76,304,867)                                     77,998,701
       Ameritas Index 500 Portfolio (Index 500) -
         385,081.902 shares at $158.07 per share (cost $51,774,279)                                      60,869,896
       Ameritas MidCap Growth Portfolio (MidCap) -
         1,537,424.957 shares at $38.97 per share (cost $50,152,720)                                     59,913,451
       Ameritas Money Market Portfolio (Money Market) -
         64,401,763.267 shares at $1.00 per share (cost $64,401,763)             $    64,401,763
           Dividends Receivable                                                           16,349
                                                                                ----------------
             Total                                                                                       64,418,112
       Ameritas Small Capitalization Portfolio (Small Cap) -
         667,293.512 shares at $37.43 per share (cost $17,015,175)                                       24,976,796

The accompanying notes are an integral part of these financial statements.


                                      FS-3


                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         727,674.566 shares at $18.89 per share (cost $15,499,973)                               $       13,745,773
       Ameritas MidCap Value Portfolio (Focused MidCap) -
         2,489,849.002 shares at $19.98 per share (cost $50,306,091)                                     49,747,183
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         3,859,081.347 shares at $1.918 per share (cost $7,205,483)                                       7,401,718
       CVS Social International Equity Portfolio (Intl. Equity) -
         635,677.944 shares at $18.88 per share (cost $11,052,765)                                       12,001,600
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         306,141.109 shares at $30.54 per share (cost $8,706,290)                                         9,349,549
       CVS Social Equity Portfolio (Equity) -
         315,984.109 shares at $20.38 per share (cost $5,188,873)                                         6,439,756
       CVS Income Portfolio (Income) -
         3,901,412.913 shares at $16.03 per share (cost $63,351,317)                                     62,539,649
    American Century Investments (American Century):
       VP Income & Growth Portfolio - Class I (Income & Growth) -
         3,037,121.316 shares at $8.46 per share (cost $20,243,128)                                      25,694,046
    AIM Variable Insurance Funds (AIM):
       AIM V.I. Dynamics Portfolio - Series I (Dynamics) -
         304,296.154 shares at $19.24 per share (cost $4,263,564)                                         5,854,658
    Summit Mutual Funds Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         193,227.774 shares at $70.69 per share (cost $11,280,597)                                       13,659,271
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         108,328.329 shares at $67.00 per share (cost $6,223,270)                                         7,257,998
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         295,527.018 shares at $28.64 per share (cost $6,774,138)                                         8,463,894
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         2,790,442.744 shares at $25.92 per share (cost $61,650,280)                                     72,328,276
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio - Service Shares (MidCap) -
         308,602.369 shares at $15.45 per share (cost $5,116,469)                                         4,767,907
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,493,186,924
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Fidelity
                                                                              --------------------------------------
                                                                                Equity-Income
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,116,951
   Mortality and expense risk charge                                                   (875,153)
                                                                              ------------------
Net investment income(loss)                                                             241,798
                                                                              ------------------
Realized gain(loss) on investments:
   Net realized gain distributions                                                    4,924,089
   Net realized gain(loss) on sale of fund shares                                     2,537,346
                                                                              ------------------
Net realized gain(loss)                                                               7,461,435
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (7,225,726)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        477,507
                                                                              ==================


                                                                                          Equity-Income IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                   2007               2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        241,798   $      1,340,760
   Net realized gain(loss)                                                            7,461,435         10,418,579
   Net change in unrealized appreciation/depreciation                                (7,225,726)          (391,453)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      477,507         11,367,886
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  920,493            983,671
   Subaccounts transfers (including fixed account), net                              (1,023,013)            34,544
   Transfers for policyowner benefits and terminations                               (9,840,822)       (11,795,310)
   Policyowner maintenance charges                                                     (137,910)          (145,163)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (10,081,252)       (10,922,258)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (9,603,745)           445,628
Net assets at beginning of period                                                    68,102,048         67,656,420
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     58,498,303   $     68,102,048
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------
   Equity-Income                          Equity-Income
        SC                                    SC2                                  Growth IC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        297,648                       $      1,046,150                       $        337,636
         (171,203)                              (458,534)                              (515,018)
-------------------                    -------------------                    -------------------
          126,445                                587,616                               (177,382)
-------------------                    -------------------                    -------------------


        1,398,194                              5,281,793                                 32,419
          322,376                                414,806                              2,609,297
-------------------                    -------------------                    -------------------
        1,720,570                              5,696,599                              2,641,716
-------------------                    -------------------                    -------------------

       (1,772,404)                            (6,363,412)                             6,294,102
-------------------                    -------------------                    -------------------

 $         74,611                       $        (79,197)                      $      8,758,436
===================                    ===================                    ===================

          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------

        2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        126,445    $        356,541   $        587,616   $        884,946    $       (177,382)  $       (380,571)
        1,720,570           2,222,923          5,696,599          5,218,637           2,641,716          1,149,017
       (1,772,404)            257,469         (6,363,412)         1,160,226           6,294,102          1,382,631
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           74,611           2,836,933            (79,197)         7,263,809           8,758,436          2,151,077
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           78,083              51,469          3,865,764          2,874,910             550,321            785,514
        1,161,107             842,582         13,633,631          8,332,563          (2,634,086)        (1,375,396)
       (2,285,211)         (1,790,147)        (3,158,986)        (2,072,706)         (6,896,157)        (6,884,351)
           (3,404)             (3,434)          (127,540)           (94,247)            (99,442)          (113,577)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,049,425)           (899,530)        14,212,869          9,040,520          (9,079,364)        (7,587,810)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (974,814)          1,937,403         14,133,672         16,304,329            (320,928)        (5,436,733)
       17,460,158          15,522,755         49,390,507         33,086,178          39,873,835         45,310,568
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     16,485,344    $     17,460,158   $     63,524,179   $     49,390,507    $     39,552,907   $     39,873,835
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                  Growth SC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         73,494
   Mortality and expense risk charge                                                   (103,822)
                                                                              ------------------
Net investment income(loss)                                                             (30,328)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        8,879
   Net realized gain(loss) on sale of fund shares                                       (33,517)
                                                                              ------------------
Net realized gain(loss)                                                                 (24,638)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        2,546,769
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,491,803
                                                                              ==================


                                                                                            Growth SC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (30,328)  $        (78,408)
   Net realized gain(loss)                                                              (24,638)          (417,034)
   Net change in unrealized appreciation/depreciation                                 2,546,769          1,152,164
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,491,803            656,722
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   26,503             51,260
   Subaccounts transfers (including fixed account), net                              (1,672,174)          (545,502)
   Transfers for policyowner benefits and terminations                               (1,473,664)        (1,250,802)
   Policyowner maintenance charges                                                       (2,545)            (2,997)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (3,121,880)        (1,748,041)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (630,077)        (1,091,319)
Net assets at beginning of period                                                    11,405,301         12,496,620
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     10,775,224   $     11,405,301
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------
                                            High Income                           High Income
    Growth SC2                                  IC                                    SC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $         91,861                       $        823,570                       $        385,704
         (172,894)                              (156,083)                               (53,463)
-------------------                    -------------------                    -------------------
          (81,033)                               667,487                                332,241
-------------------                    -------------------                    -------------------


           10,219                                   ----                                   ----
        3,414,106                                 48,504                                    766
-------------------                    -------------------                    -------------------
        3,424,325                                 48,504                                    766
-------------------                    -------------------                    -------------------

        1,547,148                               (498,095)                              (210,404)
-------------------                    -------------------                    -------------------


 $      4,890,440                       $        217,896                       $        122,603
===================                    ===================                    ===================

             Growth SC2                               High Income IC                      High Income SC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (81,033)   $       (121,838)  $        667,487   $        846,023    $        332,241   $        411,875
        3,424,325             134,171             48,504            (56,466)                766            (36,503)
        1,547,148           1,093,135           (498,095)           505,268            (210,404)           190,714
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,890,440           1,105,468            217,896          1,294,825             122,603            566,086
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          624,430           1,211,737            182,724            211,576              15,365             13,287
       (9,370,766)          3,255,882         (2,142,585)           (57,276)         (1,005,648)           773,168
         (932,475)           (910,103)        (2,238,790)        (2,959,679)           (800,207)          (501,884)
          (47,320)            (40,557)           (24,027)           (25,045)             (1,069)            (1,177)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (9,726,131)          3,516,959         (4,222,678)        (2,830,424)         (1,791,559)           283,394
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (4,835,691)          4,622,427         (4,004,782)        (1,535,599)         (1,668,956)           849,480
       21,349,033          16,726,606         13,827,632         15,363,231           6,324,818          5,475,338
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     16,513,342    $     21,349,033   $      9,822,850   $     13,827,632    $      4,655,862   $      6,324,818
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------
                                                                                  High Income
                                                                                      SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,357,194
   Mortality and expense risk charge                                                   (138,712)
                                                                              ------------------
Net investment income(loss)                                                           1,218,482
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                        46,601
                                                                              ------------------
Net realized gain(loss)                                                                  46,601
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (948,427)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        316,656
                                                                              ==================


                                                                                         High Income SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007               2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,218,482   $      1,124,465
   Net realized gain(loss)                                                               46,601            (27,236)
   Net change in unrealized appreciation/depreciation                                  (948,427)           365,459
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      316,656          1,462,688
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  879,892          1,111,474
   Subaccounts transfers (including fixed account), net                                (127,870)         2,362,161
   Transfers for policyowner benefits and terminations                               (1,347,824)        (1,244,028)
   Policyowner maintenance charges                                                      (43,835)           (36,136)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (639,637)         2,193,471
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (322,981)         3,656,159
Net assets at beginning of period                                                    16,905,861         13,249,702
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     16,582,880   $     16,905,861
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------

   Overseas IC                             Overseas SC                           Overseas SC2
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        828,091                       $        331,467                       $        997,600
         (332,441)                               (99,744)                              (278,596)
-------------------                    -------------------                    -------------------
          495,650                                231,723                                719,004
-------------------                    -------------------                    -------------------


        1,652,212                                697,706                              2,188,940
        1,910,835                                492,431                              1,688,444
-------------------                    -------------------                    -------------------
        3,563,047                              1,190,137                              3,877,384
-------------------                    -------------------                    -------------------

         (411,994)                               147,244                                418,351
-------------------                    -------------------                    -------------------


 $      3,646,703                       $      1,569,104                       $      5,014,739
===================                    ===================                    ===================

             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        495,650    $       (103,353)  $        231,723   $        (17,619)   $        719,004   $        (52,504)
        3,563,047           1,431,608          1,190,137            350,040           3,877,384            308,691
         (411,994)          2,160,463            147,244          1,147,886             418,351          3,591,470
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        3,646,703           3,488,718          1,569,104          1,480,307           5,014,739          3,847,657
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          480,754             572,661             37,836             34,881           2,236,249          2,275,708
          423,104           1,772,077             32,064            849,457             215,726          7,778,234
       (3,395,242)         (3,477,569)          (906,196)          (837,634)         (1,590,589)          (991,275)
          (51,932)            (51,415)            (1,786)            (1,723)            (76,617)           (50,084)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (2,543,316)         (1,184,246)          (838,082)            44,981             784,769          9,012,583
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,103,387           2,304,472            731,022          1,525,288           5,799,508         12,860,240
       24,252,648          21,948,176         10,020,092          8,494,804          30,214,843         17,354,603
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     25,356,035    $     24,252,648   $     10,751,114   $     10,020,092    $     36,014,351   $     30,214,843
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Asset Mgr. IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,942,887
   Mortality and expense risk charge                                                   (410,945)
                                                                              ------------------
Net investment income(loss)                                                           1,531,942
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      916,455
   Net realized gain(loss) on sale of fund shares                                        54,047
                                                                              ------------------
Net realized gain(loss)                                                                 970,502
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,655,496
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      4,157,940
                                                                              ==================


                                                                                          Asset Mgr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $      1,531,942   $        555,348
   Net realized gain(loss)                                                              970,502           (441,632)
   Net change in unrealized appreciation/depreciation                                 1,655,496          1,837,370
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    4,157,940          1,951,086
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  183,557            338,382
   Subaccounts transfers (including fixed account), net                                (510,279)        (1,884,252)
   Transfers for policyowner benefits and terminations                               (4,607,312)        (5,942,114)
   Policyowner maintenance charges                                                      (89,557)          (102,929)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (5,023,591)        (7,590,913)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (865,651)        (5,639,827)
Net assets at beginning of period                                                    32,485,072         38,124,899
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     31,619,421   $     32,485,072
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Fidelity
--------------------------------------------------------------------------------------------------------------------
                                             Asset Mgr.
  Asset Mgr. SC                                SC2                               Inv. Bond IC
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        351,334                       $        223,264                       $      1,458,609
          (57,697)                               (30,858)                              (416,576)
-------------------                    -------------------                    -------------------
          293,637                                192,406                              1,042,033
-------------------                    -------------------                    -------------------


          180,055                                103,308                                   ----
           25,376                                 90,740                                (51,412)
-------------------                    -------------------                    -------------------
          205,431                                194,048                                (51,412)
-------------------                    -------------------                    -------------------

          307,754                                111,758                                 87,418
-------------------                    -------------------                    -------------------


 $        806,822                       $        498,212                       $      1,078,039
===================                    ===================                    ===================


            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        293,637    $        118,052   $        192,406   $         66,422    $      1,042,033   $      1,190,599
          205,431             (63,765)           194,048             72,987             (51,412)          (117,688)
          307,754             341,363            111,758             89,596              87,418             11,770
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          806,822             395,650            498,212            229,005           1,078,039          1,084,681
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            5,665               4,469             18,432             79,915             377,895            455,563
         (585,508)           (712,861)           374,922           (345,532)          3,536,092         (1,090,435)
         (909,396)           (524,500)          (200,350)          (190,297)         (5,313,537)        (8,536,556)
           (1,352)             (1,582)            (7,774)            (7,423)            (41,374)           (49,958)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,490,591)         (1,234,474)           185,230           (463,337)         (1,440,924)        (9,221,386)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (683,769)           (838,824)           683,442           (234,332)           (362,885)        (8,136,705)
        6,359,783           7,198,607          3,612,875          3,847,207          35,561,886         43,698,591
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      5,676,014    $      6,359,783   $      4,296,317   $      3,612,875    $     35,199,001   $     35,561,886
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                Inv. Bond SC2
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,253,709
   Mortality and expense risk charge                                                   (278,793)
                                                                              ------------------
Net investment income(loss)                                                             974,916
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (54,075)
                                                                              ------------------
Net realized gain(loss)                                                                 (54,075)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          287,093
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,207,934
                                                                              ==================


                                                                                          Inv. Bond SC2
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007               2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        974,916   $        792,644
   Net realized gain(loss)                                                              (54,075)           (66,460)
   Net change in unrealized appreciation/depreciation                                   287,093            211,003
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,207,934            937,187
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,182,961          2,010,386
   Subaccounts transfers (including fixed account), net                              11,399,606          3,167,816
   Transfers for policyowner benefits and terminations                               (2,349,674)        (1,966,312)
   Policyowner maintenance charges                                                      (73,937)           (57,578)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 11,158,956          3,154,312
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               12,366,890          4,091,499
Net assets at beginning of period                                                    30,483,412         26,391,913
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     42,850,302   $     30,483,412
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
    Contrafund                             Contrafund                           Contrafund
        IC                                     SC                                    SC2
-------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    -------------------

 $        513,134                       $        200,896                       $        547,397
         (775,601)                              (232,129)                              (503,435)
-------------------                    -------------------                    -------------------
         (262,467)                               (31,233)                                43,962
-------------------                    -------------------                    -------------------


       13,719,834                              6,006,905                             18,683,862
        3,765,367                              1,166,151                                868,708
-------------------                    -------------------                    -------------------
       17,485,201                              7,173,056                             19,552,570
-------------------                    -------------------                    -------------------

       (8,751,099)                            (3,525,866)                           (10,234,638)
-------------------                    -------------------                    -------------------


 $      8,471,635                       $      3,615,957                       $      9,361,894
===================                    ===================                    ===================

            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $       (262,467)   $        (48,578)  $        (31,233)  $         38,997    $         43,962   $        102,166
       17,485,201           8,812,682          7,173,056          2,844,183          19,552,570          4,541,558
       (8,751,099)         (3,092,854)        (3,525,866)          (519,110)        (10,234,638)           (44,328)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        8,471,635           5,671,250          3,615,957          2,364,070           9,361,894          4,599,396
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,106,530           1,296,599            103,003             65,785           4,008,515          3,604,186
         (656,208)           (316,802)           624,525            247,413          15,281,761          8,395,223
       (9,493,578)        (10,399,342)        (3,236,819)        (2,340,910)         (2,516,996)        (2,482,577)
          (95,300)           (101,991)            (4,884)            (5,148)           (145,117)          (106,394)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (9,138,556)         (9,521,536)        (2,514,175)        (2,032,860)         16,628,163          9,410,438
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (666,921)         (3,850,286)         1,101,782            331,210          25,990,057         14,009,834
       57,517,264          61,367,550         23,705,140         23,373,930          52,326,448         38,316,614
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     56,850,343    $     57,517,264   $     24,806,922   $     23,705,140    $     78,316,505   $     52,326,448
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Fidelity
                                                                              --------------------------------------
                                                                                 Asset Mgr. Gr.
                                                                                      IC
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        161,653
   Mortality and expense risk charge                                                    (51,825)
                                                                              ------------------
Net investment income(loss)                                                             109,828
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       164,808
                                                                              ------------------
Net realized gain(loss)                                                                 164,808
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          328,218
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        602,854
                                                                              ==================


                                                                                         Asset Mgr. Gr. IC
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        109,828   $         37,005
   Net realized gain(loss)                                                              164,808              3,420
   Net change in unrealized appreciation/depreciation                                   328,218            189,346
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      602,854            229,771
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   48,461             62,423
   Subaccounts transfers (including fixed account), net                                (272,138)           (79,624)
   Transfers for policyowner benefits and terminations                                 (808,221)        (1,090,132)
   Policyowner maintenance charges                                                       (6,544)            (8,308)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,038,442)        (1,115,641)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (435,588)          (885,870)
Net assets at beginning of period                                                     4,143,479          5,029,349
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      3,707,891   $      4,143,479
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Fidelity                                                    Alger
----------------------------------------------------------------------------- --------------------------------------
   Asset Mgr. Gr.                          Asset Mgr. Gr.
       SC                                      SC2                                  Balanced
-------------------                    ------------------                     -------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         46,010                       $         46,214                       $        486,409
          (10,681)                                (9,385)                              (250,475)
-------------------                    -------------------                    ------------------
           35,329                                 36,829                                235,934
-------------------                    -------------------                    ------------------


             ----                                    ---                              1,335,106
             (171)                               170,765                                492,093
-------------------                    -------------------                    ------------------
             (171)                               170,765                              1,827,199
-------------------                    -------------------                    ------------------

          149,145                                 14,123                                414,289
-------------------                    -------------------                    ------------------


 $        184,303                       $        221,717                       $      2,477,422
===================                    ===================                    ==================

          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                          Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006                2007               2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         35,329    $         12,782   $         36,829   $          8,721    $        235,934   $        135,134
             (171)            (24,688)           170,765             10,844           1,827,199          1,781,089
          149,145              79,632             14,123             29,962             414,289         (1,135,195)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          184,303              67,726            221,717             49,527           2,477,422            781,028
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


                8                ----             58,519              9,308             281,582            393,478
            7,950             (87,046)           628,160            (10,811)           (430,591)        (2,724,087)
         (174,202)           (121,071)          (128,387)           (49,216)         (3,944,196)        (4,620,311)
             (309)               (355)            (1,654)            (1,764)            (38,986)           (45,003)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (166,553)           (208,472)           556,638            (52,483)         (4,132,191)        (6,995,923)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           17,750            (140,746)           778,355             (2,956)         (1,654,769)        (6,214,895)
        1,143,933           1,284,679            881,652            884,608          24,375,108         30,590,003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      1,161,683    $      1,143,933   $      1,660,007   $        881,652    $     22,720,339   $     24,375,108
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                Strategic Inc.
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                             2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        792,888
   Mortality and expense risk charge                                                   (162,875)
                                                                              ------------------
Net investment income(loss)                                                             630,013
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       (17,946)
                                                                              ------------------
Net realized gain(loss)                                                                 (17,946)
                                                                              ------------------

Change in unrealized appreciation/depreciation                                         (167,776)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        444,291
                                                                              ==================


                                                                                          Strategic Inc.
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        630,013   $        602,049
   Net realized gain(loss)                                                              (17,946)            76,234
   Net change in unrealized appreciation/depreciation                                  (167,776)           118,199
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      444,291            796,482
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  729,115            716,032
   Subaccounts transfers (including fixed account), net                               2,874,252          2,441,360
   Transfers for policyowner benefits and terminations                               (1,379,977)        (1,431,117)
   Policyowner maintenance charges                                                      (29,328)           (23,689)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  2,194,062          1,702,586
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,638,353          2,499,068
Net assets at beginning of period                                                    15,655,053         13,155,985
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     18,293,406   $     15,655,053
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                    MFS                                                    Van Kampen
----------------------------------------------------------------------------- --------------------------------------
                                               New                                 Emerging
     Utilities                              Discovery                               Markets
-------------------                    ------------------                     ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $        658,442                       $           ----                       $        170,960
         (739,334)                              (103,135)                              (393,260)
-------------------                    -------------------                    ------------------
          (80,892)                              (103,135)                              (222,300)
-------------------                    -------------------                    ------------------


        4,772,690                                746,268                              4,361,565
        4,654,723                                755,381                              3,223,545
-------------------                    -------------------                    ------------------
        9,427,413                              1,501,649                              7,585,110
-------------------                    -------------------                    ------------------

        6,549,588                             (1,142,647)                             5,023,112
-------------------                    -------------------                    ------------------


 $     15,896,109                       $        255,867                       $     12,385,922
===================                    ===================                    ==================

              Utilities                            New Discovery                        Emerging Markets
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (80,892)   $        490,236   $       (103,135)  $       (111,861)   $       (222,300)  $        (83,682)
        9,427,413           3,946,115          1,501,649            885,020           7,585,110          2,991,707
        6,549,588           9,987,263         (1,142,647)           467,160           5,023,112          4,865,310
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       15,896,109          14,423,614            255,867          1,240,319          12,385,922          7,773,335
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,924,260           1,201,314            201,524            220,190           1,669,710          1,384,412
        2,769,826           1,364,830           (817,102)          (601,668)          1,298,588          6,093,191
       (9,326,264)         (5,935,221)        (1,464,144)        (1,447,886)         (3,452,328)        (3,419,684)
          (97,664)            (77,468)           (18,708)           (19,155)            (61,129)           (40,415)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (4,729,842)         (3,446,545)        (2,098,430)        (1,848,519)           (545,159)         4,017,504
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       11,166,267          10,977,069         (1,842,563)          (608,200)         11,840,763         11,790,839
       62,334,628          51,357,559         10,506,024         11,114,224          32,818,305         21,027,466
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     73,500,895    $     62,334,628   $      8,663,461   $     10,506,024    $     44,659,068   $     32,818,305
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Van Kampen
                                                                              --------------------------------------

                                                                                 Global Value
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        351,982
   Mortality and expense risk charge                                                   (192,115)
                                                                              ------------------
Net investment income(loss)                                                             159,867
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,485,575
   Net realized gain(loss) on sale of fund shares                                     1,115,738
                                                                              ------------------
Net realized gain(loss)                                                               2,601,313
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (1,738,008)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,023,172
                                                                              ==================


                                                                                           Global Value
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        159,867   $        103,951
   Net realized gain(loss)                                                            2,601,313          1,852,835
   Net change in unrealized appreciation/depreciation                                (1,738,008)         1,419,029
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,023,172          3,375,815
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  341,023            350,410
   Subaccounts transfers (including fixed account), net                                (494,293)        (1,676,836)
   Transfers for policyowner benefits and terminations                               (2,727,976)        (2,642,090)
   Policyowner maintenance charges                                                      (30,580)           (31,705)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (2,911,826)        (4,000,221)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,888,654)          (624,406)
Net assets at beginning of period                                                    18,880,926         19,505,332
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     16,992,272   $     18,880,926
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                 Van Kampen                                                 Ameritas
----------------------------------------------------------------------------- --------------------------------------
                                            U.S. Real
    Intl. Magnum                             Estate                               Core Strat.
-------------------                    ------------------                     ------------------

       2007                                   2007                                   2007
-------------------                    -------------------                    ------------------

 $        180,444                       $        461,477                       $        552,332
         (121,757)                              (424,924)                              (698,919)
-------------------                    -------------------                    ------------------
           58,687                                 36,553                               (146,587)
-------------------                    -------------------                    ------------------


        1,241,390                              3,603,770                              6,383,172
          496,922                              4,471,731                              1,187,106
-------------------                    -------------------                    ------------------
        1,738,312                              8,075,501                              7,570,278
-------------------                    -------------------                    ------------------

         (345,518)                           (15,334,104)                            (4,560,027)
-------------------                    -------------------                    ------------------


 $      1,451,481                       $     (7,222,050)                      $      2,863,664
===================                    ===================                    ==================

            Intl. Magnum                         U.S. Real Estate                           Core Strat.
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         58,687    $        (78,809)  $         36,553   $         29,571    $       (146,587)  $       (200,673)
        1,738,312           1,022,093          8,075,501          4,034,387           7,570,278          2,687,458
         (345,518)            796,464        (15,334,104)         8,127,794          (4,560,027)         7,028,295
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,451,481           1,739,748         (7,222,050)        12,191,752           2,863,664          9,515,080
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          313,272             316,659          1,524,859          1,322,096           3,408,597          1,694,631
        1,594,869           2,917,290         (3,434,600)         4,337,192          26,676,108          3,810,723
         (862,382)           (978,745)        (4,688,894)        (3,971,696)         (7,756,266)        (6,662,209)
          (17,753)            (10,981)           (68,123)           (62,746)           (103,803)           (81,899)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        1,028,006           2,244,223         (6,666,758)         1,624,846          22,224,636         (1,238,754)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,479,487           3,983,971        (13,888,808)        13,816,598          25,088,300          8,276,326
       10,468,677           6,484,706         46,244,951         32,428,353          55,859,845         47,583,519
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     12,948,164    $     10,468,677   $     32,356,143   $     46,244,951    $     80,948,145   $     55,859,845
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------
                                                                              Income and Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $      1,257,735
   Mortality and expense risk charge                                                 (1,028,860)
                                                                              ------------------
Net investment income(loss)                                                             228,875
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    3,867,079
   Net realized gain(loss) on sale of fund shares                                     2,650,035
                                                                              ------------------
Net realized gain(loss)                                                               6,517,114
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (4,767,209)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,978,780
                                                                              ==================


                                                                                        Income and Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007               2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        228,875   $       (357,997)
   Net realized gain(loss)                                                            6,517,114           (271,773)
   Net change in unrealized appreciation/depreciation                                (4,767,209)         8,919,547
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,978,780          8,289,777
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,449,125          1,927,522
   Subaccounts transfers (including fixed account), net                              (9,030,789)       (10,671,763)
   Transfers for policyowner benefits and terminations                              (15,087,727)       (15,586,008)
   Policyowner maintenance charges                                                     (169,853)          (194,240)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (22,839,244)       (24,524,489)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (20,860,464)       (16,234,712)
Net assets at beginning of period                                                    98,859,165        115,093,877
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     77,998,701   $     98,859,165
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                          Ameritas
--------------------------------------------------------------------------------------------------------------------
                                                                                    Money
    Index 500                                MidCap                                 Market
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $      1,056,707                       $           ----                       $      2,906,330
         (763,320)                              (594,138)                              (614,634)
-------------------                    -------------------                    ------------------
          293,387                               (594,138)                             2,291,696
-------------------                    -------------------                    ------------------


             ----                             11,784,725                                   ----
        2,449,713                              3,025,214                                   ----
-------------------                    -------------------                    ------------------
        2,449,713                             14,809,939                                   ----
-------------------                    -------------------                    ------------------

           97,870                              1,097,002                                   ----
-------------------                    -------------------                    ------------------


 $      2,840,970                       $     15,312,803                       $      2,291,696
===================                    ===================                    ==================

              Index 500                               MidCap                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        293,387    $        296,135   $       (594,138)  $       (564,287)   $      2,291,696   $      1,817,230
        2,449,713           1,107,056         14,809,939          8,180,218                ----               ----
           97,870           7,774,389          1,097,002         (3,841,882)               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,840,970           9,177,580         15,312,803          3,774,049           2,291,696          1,817,230
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,174,828           1,143,966          1,383,985          1,361,278          84,920,431         86,208,657
       (3,180,055)         (4,630,982)         1,221,716         (1,559,083)        (38,036,436)       (59,010,113)
       (9,911,343)         (9,640,579)        (7,097,139)        (6,427,570)        (33,878,440)       (26,791,322)
          (98,180)           (110,435)           (87,601)           (86,280)             72,001            218,983
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
      (12,014,750)        (13,238,030)        (4,579,039)        (6,711,655)         13,077,556            626,205
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (9,173,780)         (4,060,450)        10,733,764         (2,937,606)         15,369,252          2,443,435
       70,043,676          74,104,126         49,179,687         52,117,293          49,048,860         46,605,425
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     60,869,896    $     70,043,676   $     59,913,451   $     49,179,687    $     64,418,112   $     49,048,860
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                  Small Cap
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $           ----
   Mortality and expense risk charge                                                   (266,407)
                                                                              ------------------
Net investment income(loss)                                                            (266,407)
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       836,799
                                                                              ------------------
Net realized gain(loss)                                                                 836,799
                                                                              ------------------

Change in unrealized appreciation/depreciation                                        1,757,725
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      2,328,117
                                                                              ==================


                                                                                            Small Cap
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                  2007               2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (266,407)  $       (243,716)
   Net realized gain(loss)                                                              836,799          1,013,640
   Net change in unrealized appreciation/depreciation                                 1,757,725          2,992,440
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    2,328,117          3,762,364
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  782,523            613,566
   Subaccounts transfers (including fixed account), net                               2,951,523            328,840
   Transfers for policyowner benefits and terminations                               (3,282,109)        (2,632,976)
   Policyowner maintenance charges                                                      (48,046)           (46,438)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    403,891         (1,737,008)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,732,008          2,025,356
Net assets at beginning of period                                                    22,244,788         20,219,432
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     24,976,796   $     22,244,788
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Ameritas                                                   Calvert
----------------------------------------------------------------------------- --------------------------------------
     Small Co.                               Focused
      Equity                                 MidCap                                Balanced
-------------------                    ------------------                     ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $           ----                       $        178,236                       $        181,838
         (157,313)                              (468,669)                               (74,594)
-------------------                    -------------------                    ------------------
         (157,313)                              (290,433)                               107,244
-------------------                    -------------------                    ------------------


        2,468,123                              9,301,816                                416,128
          379,146                              1,465,836                                183,048
-------------------                    -------------------                    ------------------
        2,847,269                             10,767,652                                599,176
-------------------                    -------------------                    ------------------

       (2,475,291)                            (8,385,927)                              (568,751)
-------------------                    -------------------                    ------------------


 $        214,665                       $      2,091,292                       $        137,669
===================                    ===================                    ==================

          Small Co. Equity                        Focused MidCap                            Balanced
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $       (157,313)   $       (183,123)  $       (290,433)  $       (364,258)   $        107,244   $        100,832
        2,847,269           2,400,844         10,767,652          3,668,149             599,176            278,660
       (2,475,291)           (870,361)        (8,385,927)         1,875,563            (568,751)           147,438
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          214,665           1,347,360          2,091,292          5,179,454             137,669            526,930
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          382,021             589,817          2,626,178          2,154,762             248,815            316,214
       (2,657,038)         (3,285,382)         1,021,325          6,186,582             127,079            834,046
       (1,662,900)         (1,896,317)        (3,798,715)        (3,607,307)           (650,572)        (1,099,462)
          (31,869)            (36,942)           (90,400)           (73,501)            (14,450)           (15,962)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (3,969,786)         (4,628,824)          (241,612)         4,660,536            (289,128)            34,836
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (3,755,121)         (3,281,464)         1,849,680          9,839,990            (151,459)           561,766
       17,500,894          20,782,358         47,897,503         38,057,513           7,553,177          6,991,411
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     13,745,773    $     17,500,894   $     49,747,183   $     47,897,503    $      7,401,718   $      7,553,177
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                Intl. Equity
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        135,585
   Mortality and expense risk charge                                                   (121,109)
                                                                              ------------------
Net investment income(loss)                                                              14,476
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    1,755,169
   Net realized gain(loss) on sale of fund shares                                     1,037,505
                                                                              ------------------
Net realized gain(loss)                                                               2,792,674
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (2,644,066)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        163,084
                                                                              ==================


                                                                                          Intl. Equity
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         14,476   $        (29,016)
   Net realized gain(loss)                                                            2,792,674            956,881
   Net change in unrealized appreciation/depreciation                                (2,644,066)         1,457,208
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      163,084          2,385,073
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  465,785            414,325
   Subaccounts transfers (including fixed account), net                                 (88,250)         1,335,847
   Transfers for policyowner benefits and terminations                                 (726,582)          (700,647)
   Policyowner maintenance charges                                                      (28,045)           (22,664)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (377,092)         1,026,861
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (214,008)         3,411,934
Net assets at beginning of period                                                    12,215,608          8,803,674
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     12,001,600   $     12,215,608
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       Calvert
--------------------------------------------------------------------------------------------------------------------

     Mid Cap                                 Equity                                Income
-------------------                    ------------------                     ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $           ----                       $           ----                       $      2,690,360
          (58,098)                               (52,967)                              (489,917)
-------------------                    -------------------                    ------------------
          (58,098)                               (52,967)                             2,200,443
-------------------                    -------------------                    ------------------


          189,581                                316,554                                236,317
          234,126                                200,963                                 54,445
-------------------                    -------------------                    ------------------
          423,707                                517,517                                290,762
-------------------                    -------------------                    ------------------

           27,568                                 79,744                               (220,316)
-------------------                    -------------------                    ------------------


 $        393,177                       $        544,294                       $      2,270,889
===================                    ===================                    ==================

               Mid Cap                                Equity                                 Income
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (58,098)   $        (46,980)  $        (52,967)  $        (48,025)   $      2,200,443   $      1,575,827
          423,707              76,051            517,517            117,206             290,762            175,269
           27,568             249,104             79,744            432,249            (220,316)           109,311
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          393,177             278,175            544,294            501,430           2,270,889          1,860,407
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          302,561             450,274            396,131            237,200           3,425,632          2,849,048
        3,833,166             (60,827)          (197,583)           (43,147)         11,256,276         10,486,003
         (374,295)           (346,188)          (218,586)          (183,352)         (3,550,647)        (2,891,472)
          (13,682)            (11,880)           (16,782)           (17,639)           (113,471)           (93,230)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        3,747,750              31,379            (36,820)            (6,938)         11,017,790         10,350,349
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        4,140,927             309,554            507,474            494,492          13,288,679         12,210,756
        5,208,622           4,899,068          5,932,282          5,437,790          49,250,970         37,040,214
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      9,349,549    $      5,208,622   $      6,439,756   $      5,932,282    $     62,539,649   $     49,250,970
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                              --------------------------------------
                                                                                   Income &
                                                                                    Growth
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $        767,413
   Mortality and expense risk charge                                                   (341,500)
                                                                              ------------------
Net investment income(loss)                                                             425,913
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                     4,704,206
                                                                              ------------------
Net realized gain(loss)                                                               4,704,206
                                                                              ------------------

Change in unrealized appreciation/depreciation                                       (4,676,707)
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        453,412
                                                                              ==================


                                                                                         Income & Growth
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        425,913   $        277,287
   Net realized gain(loss)                                                            4,704,206            370,255
   Net change in unrealized appreciation/depreciation                                (4,676,707)         4,826,881
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      453,412          5,474,423
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,115,505          1,749,739
   Subaccounts transfers (including fixed account), net                             (13,351,695)         4,139,592
   Transfers for policyowner benefits and terminations                               (3,151,566)        (2,609,906)
   Policyowner maintenance charges                                                      (68,097)           (61,486)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                (15,455,853)         3,217,939
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                              (15,002,441)         8,692,362
Net assets at beginning of period                                                    40,696,487         32,004,125
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     25,694,046   $     40,696,487
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                 AIM                                                      Summit
-------------------------------------- -----------------------------------------------------------------------------
                                              S&P                                  Russell
     Dynamics                                MidCap                               Small Cap
-------------------                    -------------------                    ------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $           ----                       $        141,258                       $         61,073
          (68,432)                              (142,321)                               (87,423)
-------------------                    -------------------                    ------------------
          (68,432)                                (1,063)                               (26,350)
-------------------                    -------------------                    ------------------


             ----                                638,913                                717,110
          930,288                                858,714                                570,280
-------------------                    -------------------                    ------------------
          930,288                              1,497,627                              1,287,390
-------------------                    -------------------                    ------------------

         (126,529)                              (533,282)                            (1,501,399)
-------------------                    -------------------                    ------------------


 $        735,327                       $        963,282                       $       (240,359)
===================                    ===================                    ==================

              Dynamics                              S&P MidCap                          Russell Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        (68,432)   $        (64,314)  $         (1,063)  $        (16,230)   $        (26,350)  $        (34,952)
          930,288             322,921          1,497,627          1,022,825           1,287,390            916,342
         (126,529)            665,088           (533,282)           193,073          (1,501,399)           580,522
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          735,327             923,695            963,282          1,199,668            (240,359)         1,461,912
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          182,522             290,180            434,389            833,534             288,884            292,609
       (1,154,942)            165,389         (1,362,239)           142,155          (1,739,239)          (369,697)
         (862,443)           (582,938)          (994,871)        (1,169,518)           (817,705)          (726,151)
          (16,355)            (15,380)           (31,188)           (27,741)            (16,418)           (17,117)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,851,218)           (142,749)        (1,953,909)          (221,570)         (2,284,478)          (820,356)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (1,115,891)            780,946           (990,627)           978,098          (2,524,837)           641,556
        6,970,549           6,189,603         14,649,898         13,671,800           9,782,835          9,141,279
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      5,854,658    $      6,970,549   $     13,659,271   $     14,649,898    $      7,257,998   $      9,782,835
=================== ================== ================== =================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------
                                                                                   Nasdaq-100
                                                                                     Index
                                                                              ------------------

STATEMENTS OF OPERATIONS                                                            2007
                                                                              ------------------
Investment income:
   Dividend distributions received                                             $         74,395
   Mortality and expense risk charge                                                    (68,668)
                                                                              ------------------
Net investment income(loss)                                                               5,727
                                                                              ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----
   Net realized gain(loss) on sale of fund shares                                       512,926
                                                                              ------------------
Net realized gain(loss)                                                                 512,926
                                                                              ------------------

Change in unrealized appreciation/depreciation                                          574,377
                                                                              ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $      1,093,030
                                                                              ==================


                                                                                        Nasdaq-100 Index
                                                                              --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                 2007                2006
                                                                              ------------------ -------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          5,727   $        (51,064)
   Net realized gain(loss)                                                              512,926            428,218
   Net change in unrealized appreciation/depreciation                                   574,377            (90,573)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,093,030            286,581
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  231,492            148,524
   Subaccounts transfers (including fixed account), net                               1,902,201           (617,518)
   Transfers for policyowner benefits and terminations                                 (519,684)          (692,638)
   Policyowner maintenance charges                                                      (15,052)           (12,298)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,598,957         (1,173,930)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                2,691,987           (887,349)
Net assets at beginning of period                                                     5,771,907          6,659,256
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,463,894   $      5,771,907
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

            Third Avenue                              Dreyfus
-------------------------------------- --------------------------------------

      Value                                  MidCap
-------------------                    -------------------

       2007                                   2007
-------------------                    -------------------


 $      1,796,846                       $         16,648
         (834,923)                               (52,048)
-------------------                    -------------------
          961,923                                (35,400)
-------------------                    -------------------


        5,178,632                                650,833
        4,118,904                                (25,216)
-------------------                    -------------------
        9,297,536                                625,617
-------------------                    -------------------

      (14,488,106)                              (556,800)
-------------------                    -------------------


 $     (4,228,647)                      $         33,417
===================                    ===================

                Value                                 MidCap
-------------------------------------- --------------------------------------

       2007               2006                2007               2006
------------------- ------------------ ------------------ -------------------

 $        961,923    $        259,083   $        (35,400)  $        (43,662)
        9,297,536           6,426,384            625,617            948,080
      (14,488,106)          4,107,026           (556,800)          (580,468)
------------------- ------------------ ------------------ -------------------

       (4,228,647)         10,792,493             33,417            323,950
------------------- ------------------ ------------------ -------------------


        2,503,034           2,966,237            204,613            294,561
       (3,376,504)          6,302,739           (696,477)           470,494
       (7,970,354)         (8,039,102)          (312,094)          (553,059)
         (147,957)           (144,784)           (10,193)            (9,334)
------------------- ------------------ ------------------ -------------------
       (8,991,781)          1,085,090           (814,151)           202,662
------------------- ------------------ ------------------ -------------------

      (13,220,428)         11,877,583           (780,734)           526,612
       85,548,704          73,671,121          5,548,641          5,022,029
------------------- ------------------ ------------------ --------------------
 $     72,328,276    $     85,548,704   $      4,767,907   $      5,548,641
=================== ================== ================== ===================

                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

1.  ORGANIZATION

    Ameritas Variable Separate Account VA-2 (the Account) (formerly Ameritas Variable Life Insurance Company Separate Account VA-2) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company. Effective May 1, 2007 Ameritas Variable Life Insurance Company merged with its parent, Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). As a result of this merger the Account was transferred, intact, to ALIC and renamed Ameritas Variable Separate Account VA-2. The assets of the Account are held by ALIC and are segregated from all of ALIC's other assets and are used only to support variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2007, there are fifty-one subaccounts available within the Account:

    Fidelity Management & Research                          Fidelity Management & Research
      Company (Advisor)                                       Company, continued
      Fidelity (Fund)                                         Fidelity, continued
       *Equity-Income IC (Subaccount)                           *Asset Mgr. SC
        (Commenced October 23, 1987)                              (Commenced June 25, 1998)
       *Equity-Income SC                                        *Asset Mgr. SC2
        (Commenced June 15, 1998)                                 (Commenced March 15, 2001)
       *Equity-Income SC2                                       *Inv. Bond IC
        (Commenced February 2, 2001)                              (Commenced June 3, 1991)
       *Growth IC                                               *Inv. Bond SC2
        (Commenced October 23, 1987)                              (Commenced February 5, 2001)
       *Growth SC                                               *Contrafund IC
        (Commenced June 23, 1998)                                 (Commenced August 25, 1995)
       *Growth SC2                                              *Contrafund SC
        (Commenced February 6, 2001)                              (Commenced June 25, 1998)
       *High Income IC                                          *Contrafund SC2
        (Commenced October 23, 1987)                              (Commenced January 25, 2001)
       *High Income SC                                          *Asset Mgr. Gr. IC
        (Commenced June 23, 1998)                                 (Commenced September 15, 1995)
       *High Income SC2                                         *Asset Mgr. Gr. SC
        (Commenced February 12, 2001)                             (Commenced June 25, 1998)
       *Overseas IC                                             *Asset Mgr. Gr. SC2
        (Commenced October 23, 1987)                              (Commenced February 8, 2001)
       *Overseas SC
        (Commenced July 7, 1998)                            Fred Alger Management, Inc.
       *Overseas SC2                                          Alger
        (Commenced February 15, 2001)                           *Balanced
       *Asset Mgr. IC                                             (Commenced June 8, 1993)
        (Commenced February 7, 1990)


                                     FS-31


1.  ORGANIZATION, continued

    Massachusetts Financial Services Company                Calvert Asset Management Company, Inc., continued
      MFS                                                   (See Note 3)
       *Strategic Inc.                                        Calvert
        (Commenced August 24, 1995)                             *Balanced
       *Utilities                                                 (Commenced May 8, 2000)
        (Commenced September 18, 1995)                          *Intl. Equity
       *New Discovery                                             (Commenced May 11, 2000)
        (Commenced November 11, 1999)                           *Mid Cap
                                                                  (Commenced May 30, 2000)
    Morgan Stanley Investment Management                        *Equity
      Inc., dba Van Kampen                                        (Commenced May 6, 2002)
      Van Kampen                                                *Income
       *Emerging Markets                                          (Commenced May 6, 2002)
        (Commenced May 1, 1997)
       *Global Value                                        American Century Investment
        (Commenced May 2, 1997)                               Management, Inc.
       *Intl. Magnum                                          American Century
        (Commenced May 1, 1997)                                 *Income & Growth
       *U.S. Real Estate                                          (Commenced January 25, 2001)
        (Commenced May 1, 1997)

    Calvert Asset Management Company, Inc.                 Invesco AIM Advisors, Inc.
    (See Note 3)                                              AIM
      Ameritas                                                  *Dynamics
       *Core Strat.                                               (Commenced January 22, 2001)
        (Commenced October 31, 2003)
       *Income and Growth                                   Summit Investment Partners, Inc.
        (Commenced October 29, 1999)                        (See Note 3)
       *Index 500                                             Summit
        (Commenced October 29, 1999)                            *S&P MidCap
       *MidCap                                                    (Commenced January 17, 2001)
        (Commenced October 29, 1999)                            *Russell Small Cap
       *Money Market                                              (Commenced January 18, 2001)
        (Commenced October 28, 1999)                            *Nasdaq-100 Index
       *Small Cap                                                 (Commenced January 2, 2001)
        (Commenced October 29, 1999)
       *Small Co. Equity                                    Third Avenue Management LLC
        (Commenced January 17, 2001)                          Third Avenue
       *Focused MidCap                                          *Value
        (Commenced January 5, 2001)                               (Commenced January 3, 2001)

                                                            The Dreyfus Corporation
                                                              Dreyfus
                                                                *MidCap
                                                                  (Commenced November 6, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas, Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2007 and 2006, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee            Administrative Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Core Strat.                                                           0.00750                 0.00050
       Income and Growth                                                     0.00570(2)              0.00050
       Index 500                                                             0.00240                 0.00050
       MidCap                                                                0.00800                 0.00050
       Money Market                                                          0.00200                 0.00050
       Small Cap                                                             0.00850                 0.00050
       Small Co. Equity                                                      0.01120                 0.00050
       Focused MidCap                                                        0.00820(3)              0.00050
     Calvert:
       Balanced                                                              0.00425                 0.00275
       Intl. Equity                                                          0.00750                 0.00350
       Mid Cap                                                               0.00650                 0.00250
       Equity                                                                0.00500                 0.00200
       Income                                                                0.00400                 0.00300
     Summit:
       S&P MidCap                                                            0.00300                 0.00100
       Russell Small Cap                                                     0.00350                 0.00100
       Nasdaq-100 Index                                                      0.00350                 0.00100

     (1) Effective November 18, 2006, the $50,000 minimum for Ameritas portfolios no longer applies.
     (2) Effective August 7, 2007, Calvert Asset Management Company reduced the .00625 investment advisory fee by .00055.
     (3) Effective May 1, 2007, Calvert Asset Management Company reduced the .0092 investment advisory fee by .0010.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2007 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Fidelity:
       Equity-Income IC                                                $        7,197,902      $       12,113,267
       Equity-Income SC                                                         3,109,584               2,634,371
       Equity-Income SC2                                                       23,293,567               3,211,289
       Growth IC                                                                1,644,871              10,869,198
       Growth SC                                                                  873,305               4,016,633
       Growth SC2                                                               4,745,986              14,542,932
       High Income IC                                                           3,007,816               6,563,006
       High Income SC                                                           1,414,567               2,873,885
       High Income SC2                                                          6,306,336               5,727,491
       Overseas IC                                                              4,972,190               5,367,644
       Overseas SC                                                              2,350,748               2,259,400
       Overseas SC2                                                            11,938,715               8,246,001
       Asset Mgr. IC                                                            3,275,242               5,850,436
       Asset Mgr. SC                                                              662,039               1,678,938
       Asset Mgr. SC2                                                           1,235,823                 754,879
       Inv. Bond IC                                                             5,780,515               6,179,406
       Inv. Bond SC2                                                           15,345,251               3,211,379
       Contrafund IC                                                           15,042,991              10,724,180
       Contrafund SC                                                            8,764,162               5,302,666
       Contrafund SC2                                                          39,942,320               4,586,333
       Asset Mgr. Gr. IC                                                          744,144               1,672,758
       Asset Mgr. Gr. SC                                                          108,793                 240,017
       Asset Mgr. Gr. SC2                                                       1,739,780               1,146,313

     Alger:
       Balanced                                                                 3,106,999               5,668,150

     MFS:
       Strategic Inc.                                                           4,744,537               1,920,461
       Utilities                                                               13,761,997              13,800,041
       New Discovery                                                            1,967,738               3,423,034

     Van Kampen:
       Emerging Markets                                                        13,892,276              10,298,169
       Global Value                                                             3,530,324               4,796,709
       Intl. Magnum                                                             5,010,277               2,682,194
       U.S. Real Estate                                                        12,010,314              15,036,749

     Ameritas:
       Core Strat.                                                             32,838,000               4,376,779
       Income and Growth                                                        6,270,286              25,013,576
       Index 500                                                                2,777,925              14,499,288
       MidCap                                                                  17,486,014              10,874,466
       Money Market                                                            87,869,804              72,483,551
       Small Cap                                                                2,686,413               2,548,929
       Small Co. Equity                                                         3,205,110               4,864,086
       Focused MidCap                                                          16,127,130               7,357,359


                                     FS-34

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
     Calvert:
       Balanced                                                        $        1,934,097      $        1,699,853
       Intl. Equity                                                             5,145,125               3,752,571
       Mid Cap                                                                  5,592,627               1,713,393
       Equity                                                                   1,113,512                 886,745
       Income                                                                  17,890,949               4,436,399

     American Century:
       Income & Growth                                                          3,327,675              18,357,616

     AIM:
       Dynamics                                                                 1,348,539               3,268,190

     Summit:
       S&P MidCap                                                               2,996,848               4,312,906
       Russell Small Cap                                                        1,518,323               3,112,042
       Nasdaq-100 Index                                                         4,123,237               2,518,553

     Third Avenue:
       Value                                                                   12,310,116              15,161,342

     Dreyfus:
       MidCap                                                                   1,406,026               1,604,744

5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .80 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged from $18 to $40 per policy annually.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.


                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity:

 Equity-Income IC
 2007                  38.05   65.19      1,115,417     58,498,303     1.69       1.25    1.40      0.12      0.27
 2006                  38.01   65.02      1,301,414     68,102,048     3.33       1.25    1.40     18.53     18.71
 2005                  32.07   54.77      1,531,653     67,656,420     1.71       1.25    1.40      4.40      4.56
 2004                  30.71   52.38      1,833,789     77,672,395     1.64       1.25    1.40      9.98     10.14
 2003                  27.93   47.56      2,208,289     85,372,704     1.87       1.25    1.40     28.52     28.71

 Equity-Income SC
 2007                  39.28   39.28        419,707     16,485,344     1.66       0.95    0.95      0.46      0.46
 2006                  39.10   39.10        446,553     17,460,158     3.16       0.95    0.95     18.95     18.95
 2005                  32.87   32.87        472,238     15,522,755     1.53       0.95    0.95      4.76      4.76
 2004                  31.38   31.38        477,376     14,978,185     1.47       0.95    0.95     10.33     10.33
 2003                  28.44   28.44        490,142     13,938,936     1.69       0.95    0.95     28.99     28.99

 Equity-Income SC2
 2007                  32.88   32.88      1,931,937     63,524,179     1.83       0.80    0.80      0.46      0.46
 2006                  32.73   32.73      1,509,056     49,390,507     2.97       0.80    0.80     18.98     18.98
 2005                  27.51   27.51      1,202,755     33,086,178     1.20       0.80    0.80      4.73      4.73
 2004                  26.27   26.27        821,828     21,585,568     1.22       0.80    0.80     10.35     10.25
 2003                  23.80   23.80        596,628     14,201,212     1.19       0.80    0.80     29.01     29.01

 Growth IC
 2007                  54.55   76.43        567,410     39,552,907     0.87       1.25    1.40     25.20     25.38
 2006                  43.57   60.95        718,375     39,873,835     0.41       1.25    1.40      5.37      5.53
 2005                  41.35   57.76        862,163     45,310,568     0.54       1.25    1.40      4.34      4.49
 2004                  39.63   55.28      1,118,425     56,303,070     0.28       1.25    1.40      1.94      2.09
 2003                  38.88   54.14      1,312,378     64,981,706     0.28       1.25    1.40     31.00     31.20

 Growth SC
 2007                  56.32   56.32        191,310     10,775,224     0.67       0.95    0.95     25.67     25.67
 2006                  44.82   44.82        254,473     11,405,301     0.29       0.95    0.95      5.73      5.73
 2005                  42.39   42.39        294,794     12,496,620     0.40       0.95    0.95      4.68      4.68
 2004                  40.50   40.50        344,066     13,933,309     0.17       0.95    0.95      2.29      2.29
 2003                  39.59   39.59        394,595     15,622,207     0.20       0.95    0.95     31.53     31.53

 Growth SC2
 2007                  42.85   42.85        385,350     16,513,342     0.43       0.80    0.80     25.65     25.65
 2006                  34.11   34.11        625,970     21,349,033     0.15       0.80    0.80      5.73      5.73
 2005                  32.26   32.26        518,529     16,726,606     0.25       0.80    0.80      4.67      4.67
 2004                  30.82   30.82        420,603     12,962,831     0.11       0.80    0.80      2.30      2.30
 2003                  30.13   30.13        293,933      8,855,171     0.09       0.80    0.80     31.51     31.51


                                     FS-36

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:

 High Income IC
 2007                  12.64   30.33        511,382      9,822,850     7.05       1.25    1.40      1.35      1.51
 2006                  12.47   29.88        718,314     13,827,632     7.47       1.25    1.40      9.70      9.86
 2005                  11.37   27.20        943,169     15,363,231    15.38       1.25    1.40      1.28      1.43
 2004                  11.23   26.82      1,284,451     20,775,374    10.23       1.25    1.40      8.07      8.23
 2003                  10.39   24.78      1,945,727     29,523,355     4.53       1.25    1.40     25.51     25.69

 High Income SC
 2007                  13.06   13.06        356,582      4,655,862     6.88       0.95    0.95      1.68      1.68
 2006                  12.84   12.84        492,557      6,324,818     8.11       0.95    0.95     10.13     10.13
 2005                  11.66   11.66        469,606      5,475,338    15.40       0.95    0.95      1.56      1.56
 2004                  11.48   11.48        533,222      6,121,615     8.44       0.95    0.95      8.43      8.43
 2003                  10.59   10.59        597,022      6,321,025     5.99       0.95    0.95     25.78     25.78

 High Income SC2
 2007                  10.05   10.05      1,649,397     16,582,880     7.84       0.80    0.80      1.72      1.72
 2006                   9.88    9.88      1,710,492     16,905,861     8.40       0.80    0.80     10.14     10.14
 2005                   8.97    8.97      1,476,568     13,249,702    15.31       0.80    0.80      1.50      1.50
 2004                   8.84    8.84      1,293,209     11,432,698     7.69       0.80    0.80      8.51      8.51
 2003                   8.15    8.15      1,059,483      8,631,705     4.78       0.80    0.80     25.77     25.77

 Overseas IC
 2007                  33.94   40.50        641,896     25,356,035     3.31       1.25    1.40     15.68     15.85
 2006                  29.34   34.96        710,580     24,252,648     0.86       1.25    1.40     16.45     16.62
 2005                  25.20   29.98        747,371     21,948,176     0.68       1.25    1.40     17.40     17.58
 2004                  21.46   25.50        833,483     20,867,743     1.19       1.25    1.40     12.06     12.22
 2003                  19.15   22.72        934,337     20,900,887     0.86       1.25    1.40     41.37     41.59

 Overseas SC
 2007                  35.34   35.34        304,203     10,751,114     3.16       0.95    0.95     16.10     16.10
 2006                  30.44   30.44        329,153     10,020,092     0.76       0.95    0.95     16.84     16.84
 2005                  26.05   26.05        326,035      8,494,804     0.52       0.95    0.95     17.85     17.85
 2004                  22.11   22.11        275,370      6,087,874     1.02       0.95    0.95     12.41     12.41
 2003                  19.67   19.67        247,973      4,876,735     0.76       0.95    0.95     41.85     41.85

 Overseas SC2
 2007                  27.63   27.63      1,303,655     36,014,351     2.87       0.80    0.80     16.12     16.12
 2006                  23.79   23.79      1,270,006     30,214,843     0.57       0.80    0.80     16.84     16.84
 2005                  20.36   20.36        852,293     17,354,603     0.36       0.80    0.80     17.84     17.84
 2004                  17.28   17.28        427,850      7,392,985     0.71       0.80    0.80     12.41     12.41
 2003                  15.37   15.37        213,241      3,277,859     0.30       0.80    0.80     41.92     41.92

                                     FS-37

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:

 Asset Mgr. IC
 2007                  23.84   37.02        907,644     31,619,421     6.10       1.25    1.40     13.89     14.07
 2006                  20.93   32.46      1,063,416     32,485,072     2.88       1.25    1.40      5.83      5.99
 2005                  19.78   30.62      1,326,394     38,124,899     2.90       1.25    1.40      2.61      2.76
 2004                  19.28   29.80      1,674,898     46,777,277     2.91       1.25    1.40      4.00      4.16
 2003                  18.54   28.61      2,036,239     54,723,573     3.77       1.25    1.40     16.34     16.52

 Asset Mgr. SC
 2007                  24.55   24.55        231,166      5,676,014     5.81       0.95    0.95     14.26     14.26
 2006                  21.49   21.49        295,961      6,359,783     2.72       0.95    0.95      6.23      6.23
 2005                  20.23   20.23        355,856      7,198,607     2.69       0.95    0.95      2.95      2.95
 2004                  19.65   19.65        479,921      9,430,067     2.77       0.95    0.95      4.36      4.36
 2003                  18.83   18.83        540,596     10,178,233     3.51       0.95    0.95     16.79     16.79

 Asset Mgr. SC2
 2007                  19.63   19.63        218,860      4,296,317     5.80       0.80    0.80     14.25     14.25
 2006                  17.18   17.18        210,278      3,612,875     2.52       0.80    0.80      6.29      6.29
 2005                  16.17   16.17        237,995      3,847,207     2.64       0.80    0.80      2.96      2.96
 2004                  15.70   15.70        276,775      4,345,550     2.35       0.80    0.80      4.34      4.34
 2003                  15.05   15.05        216,010      3,250,435     3.05       0.80    0.80     16.75     16.75

 Inv. Bond IC
 2007                  18.29   19.07      1,722,703     35,199,001     4.19       0.95    1.40      2.89      3.36
 2006                  17.78   18.45      1,783,444     35,561,886     4.29       0.95    1.40      2.91      3.37
 2005                  17.27   17.85      2,251,498     43,698,591     3.91       0.95    1.40      0.78      1.23
 2004                  17.14   17.64      2,749,991     53,070,449     4.47       0.95    1.40      3.00      3.47
 2003                  16.64   17.05      3,486,280     65,712,179     4.31       0.95    1.40      3.75      4.21

 Inv. Bond SC2
 2007                  16.15   16.15      2,653,284     42,850,302     3.60       0.80    0.80      3.25      3.25
 2006                  15.64   15.64      1,948,921     30,483,412     3.61       0.80    0.80      3.31      3.31
 2005                  15.14   15.14      1,743,207     26,391,913     3.23       0.80    0.80      1.09      1.09
 2004                  14.98   14.98      1,413,321     21,167,319     3.59       0.80    0.80      3.36      3.36
 2003                  14.49   14.49      1,156,571     16,758,946     3.50       0.80    0.80      4.13      4.13

 Contrafund IC
 2007                  45.03   49.29      1,182,770     56,850,343     0.90       1.25    1.40     15.95     16.13
 2006                  38.83   42.45      1,388,730     57,517,264     1.27       1.25    1.40     10.17     10.34
 2005                  35.25   38.47      1,633,953     61,367,550     0.30       1.25    1.40     15.32     15.49
 2004                  30.56   33.31      1,804,658     58,742,332     0.34       1.25    1.40     13.87     14.04
 2003                  26.84   29.21      1,981,173     56,646,208     0.47       1.25    1.40     26.68     26.87


                                     FS-38

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Fidelity, continued:

 Contrafund SC
 2007                  46.53   46.53        533,126     24,806,922     0.82       0.95    0.95     16.39     16.39
 2006                  39.98   39.98        592,967     23,705,140     1.11       0.95    0.95     10.54     10.54
 2005                  36.17   36.17        646,309     23,373,930     0.20       0.95    0.95     15.75     15.75
 2004                  31.24   31.24        622,636     19,453,967     0.25       0.95    0.95     14.25     14.25
 2003                  27.35   27.35        638,401     17,458,837     0.36       0.95    0.95     27.14     27.14

 Contrafund SC2
 2007                  39.88   39.88      1,963,572     78,316,505     0.87       0.80    0.80     16.37     16.37
 2006                  34.28   34.28      1,526,651     52,326,448     1.02       0.80    0.80     10.55     10.55
 2005                  31.00   31.00      1,235,831     38,316,614     0.10       0.80    0.80     15.72     15.72
 2004                  26.79   26.79        767,894     20,573,641     0.17       0.80    0.80     14.24     14.24
 2003                  23.45   23.45        446,856     10,479,823     0.21       0.80    0.80     27.20     27.20

 Asset Mgr. Gr. IC
 2007                  20.34   25.42        157,100      3,707,891     4.29       1.25    1.40     17.31     17.49
 2006                  17.34   21.63        205,597      4,143,479     2.19       1.25    1.40      5.51      5.66
 2005                  16.44   20.47        262,664      5,029,349     2.61       1.25    1.40      2.45      2.61
 2004                  16.04   19.95        356,662      6,667,807     2.58       1.25    1.40      4.51      4.67
 2003                  15.35   19.06        438,544      7,794,129     3.00       1.25    1.40     21.63     21.81

 Asset Mgr. Gr. SC
 2007                  20.93   20.93         55,496      1,161,683     4.10       0.95    0.95     17.75     17.75
 2006                  17.78   17.78         64,347      1,143,933     2.03       0.95    0.95      5.84      5.84
 2005                  16.80   16.80         76,487      1,284,679     2.42       0.95    0.95      2.82      2.82
 2004                  16.34   16.34         95,010      1,552,085     2.28       0.95    0.95      4.85      4.85
 2003                  15.58   15.58        114,295      1,780,727     2.89       0.95    0.95     21.99     21.99

 Asset Mgr. Gr. SC2
 2007                  16.89   16.89         98,297      1,660,007     3.94       0.80    0.80     17.65     17.65
 2006                  14.35   14.35         61,424        881,652     1.77       0.80    0.80      5.88      5.88
 2005                  13.56   13.56         65,253        884,608     1.97       0.80    0.80      2.74      2.74
 2004                  13.19   13.19         69,339        914,903     1.93       0.80    0.80      4.79      4.79
 2003                  12.59   12.59         50,389        634,489     1.91       0.80    0.80     22.07     22.07


                                     FS-39

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Alger:

 Balanced
 2007                  17.82   19.53        987,568     22,720,339     2.09       0.80    1.40     10.80     11.47
 2006                  15.98   17.63      1,169,948     24,375,108     1.58       0.80    1.40      3.27      3.89
 2005                  15.38   17.07      1,506,790     30,590,003     1.69       0.80    1.40      6.92      7.56
 2004                  14.30   15.96      1,830,797     34,804,835     1.52       0.80    1.40      3.11      3.73
 2003                  13.79   15.48      1,980,220     37,498,618     2.07       0.80    1.40     17.38     18.11

 MFS:

 Strategic Inc.
 2007                  14.43   14.91      1,234,106     18,293,406     4.64       0.80    1.40      2.24      2.86
 2006                  14.03   14.58      1,082,512     15,655,053     5.17       0.80    1.40      5.20      5.83
 2005                  13.26   13.86        958,583     13,155,985     6.49       0.80    1.40      0.48      1.08
 2004                  13.12   13.80        850,796     11,653,491     4.97       0.80    1.40      6.23      6.87
 2003                  12.27   12.99        676,519      8,767,550     5.82       0.80    1.40      8.85      9.52

 Utilities
 2007                  45.36   49.40      1,450,615     73,500,895     0.95       0.80    1.40     26.12     26.88
 2006                  35.75   39.17      1,537,444     62,334,628     1.99       0.80    1.40     29.45     30.22
 2005                  27.45   30.26      1,629,369     51,357,559     0.60       0.80    1.40     15.22     15.91
 2004                  23.68   26.26      1,597,663     44,239,627     1.46       0.80    1.40     28.39     29.16
 2003                  18.34   20.46      1,590,499     34,774,380     2.32       0.80    1.40     34.02     34.84

 New Discovery
 2007                  17.38   17.77        488,707      8,663,461     ----       0.80    1.40      1.09      1.70
 2006                  17.19   17.48        601,395     10,506,024     ----       0.80    1.40     11.65     12.32
 2005                  15.40   15.56        713,113     11,114,224     ----       0.80    1.40      3.79      4.41
 2004                  14.84   14.90        912,691     13,658,253     ----       0.80    1.40      5.04      5.67
 2003                  14.10   14.12        964,774     13,705,452     ----       0.80    1.40     31.87     32.68

 Van Kampen:

 Emerging Markets
 2007                  27.19   30.15      1,542,321     44,659,068     0.44       0.80    1.40     38.49     39.33
 2006                  19.51   21.77      1,560,935     32,818,305     0.74       0.80    1.40     35.25     36.06
 2005                  14.34   16.10      1,343,157     21,027,466     0.37       0.80    1.40     32.00     32.79
 2004                  10.80   12.19        803,468      9,735,116     0.68       0.80    1.40     21.40     22.13
 2003                   8.84   10.04        767,335      7,725,490     ----       0.80    1.40     47.59     48.50



                                     FS-40



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Van Kampen, continued:

 Global Value
 2007                  19.34   20.88        832,784     16,992,272     1.87       0.80    1.40      5.15      5.79
 2006                  18.28   19.86        974,330     18,880,926     1.59       0.80    1.40     19.53     20.25
 2005                  15.20   16.61      1,203,861     19,505,332     1.02       0.80    1.40      4.37      4.99
 2004                  14.48   15.92      1,329,289     20,680,538     0.76       0.80    1.40     11.96     12.64
 2003                  12.86   14.22      1,224,204     17,182,122     ----       0.80    1.40     27.17     27.96

 Intl. Magnum
 2007                  17.25   17.86        725,296     12,948,164     1.51       0.80    1.40     12.99     13.67
 2006                  15.26   15.71        664,678     10,468,677     0.10       0.80    1.40     23.40     24.14
 2005                  12.37   12.65        510,278      6,484,706     1.19       0.80    1.40      9.53     10.19
 2004                  11.29   11.48        501,427      5,801,979     2.85       0.80    1.40     15.76     16.45
 2003                   9.75    9.86        485,767      4,845,723     0.13       0.80    1.40     25.64     26.42

 U.S. Real Estate
 2007                  29.87   30.70      1,055,666     32,356,143     1.09       0.80    1.40    (18.23)   (17.74)
 2006                  36.30   37.54      1,230,116     46,244,951     1.10       0.80    1.40     36.14     36.95
 2005                  26.51   27.57      1,174,089     32,428,353     1.25       0.80    1.40     15.43     16.12
 2004                  22.83   23.89      1,231,317     29,476,091     1.61       0.80    1.40     34.50     35.31
 2003                  16.87   17.76      1,063,064     19,011,493     ----       0.80    1.40     35.61     36.44

 Ameritas:

 Core Strat.
 2007                  22.66   23.96      3,449,036     80,948,145     0.82       0.80    1.40      5.46      6.10
 2006                  21.48   22.58      2,541,034     55,859,845     0.70       0.80    1.40     19.98     20.70
 2005                  17.91   18.71      2,617,271     47,583,519     0.53       0.80    1.40      7.15      7.79
 2004                  16.71   17.35      2,969,639     50,085,955     0.83       0.80    1.40      6.58      7.23
 2003                  15.68   16.19      3,375,071     53,229,612     ----       0.80    1.40      4.16      4.25

 Income and Growth
 2007                  15.43   16.36      3,234,456     77,998,701     1.39       0.80    1.40      1.17      1.78
 2006                  15.16   16.18      4,126,800     98,859,165     0.78       0.80    1.40      8.71      9.36
 2005                  13.86   14.88      5,158,411    115,093,877     0.99       0.80    1.40      3.29      3.90
 2004                  13.34   14.41      1,581,729     34,986,031     0.93       0.80    1.40      6.36      7.00
 2003                  12.47   13.54      1,662,697     36,166,299     0.55       0.80    1.40     28.23     29.02


                                     FS-41



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Ameritas, continued:

 Index 500
 2007                 165.14  172.29        351,375     60,869,896     1.58       0.80    1.40      3.69      4.31
 2006                 159.27  165.16        420,435     70,043,676     1.57       0.80    1.40     13.78     14.46
 2005                 139.98  144.30        507,230     74,104,126     1.47       0.80    1.40      3.13      3.75
 2004                 135.73  139.09        616,463     87,165,391     1.69       0.80    1.40      8.97      9.62
 2003                 124.57  126.88        689,774     89,405,300     1.44       0.80    1.40     26.46     27.24

 MidCap
 2007                  58.13   66.75        904,958     59,913,451     ----       0.80    1.40     32.81     33.61
 2006                  43.51   50.26        974,327     49,179,687     ----       0.80    1.40      7.74      8.38
 2005                  40.14   46.65      1,101,139     52,117,293     ----       0.80    1.40      9.73     10.39
 2004                  36.36   42.51      1,211,183     53,052,444     ----       0.80    1.40     11.82     12.50
 2003                  32.32   38.02      1,347,667     53,456,444     ----       0.80    1.40     45.26     46.15

 Money Market
 2007                   1.16    1.23     49,828,789     64,418,112     4.94       0.80    1.40      3.59      4.21
 2006                   1.11    1.19     38,815,136     49,048,860     4.69       0.80    1.40      3.35      3.97
 2005                   1.07    1.15     37,245,272     46,605,425     2.91       0.80    1.40      1.58      2.19
 2004                   1.04    1.13     44,704,673     55,067,625     1.13       0.80    1.40     (0.24)     0.37
 2003                   1.04    1.14     76,045,662     98,758,729     1.01       0.80    1.40     (0.40)     0.21

 Small Cap
 2007                  35.45   38.03        623,473     24,976,796     ----       0.80    1.40     10.24     10.90
 2006                  31.97   34.50        597,459     22,244,788     ----       0.80    1.40     18.89     19.61
 2005                  26.73   29.02        635,991     20,219,432     ----       0.80    1.40      1.21      1.81
 2004                  26.25   28.67        747,586     23,843,058     ----       0.80    1.40      0.92      1.53
 2003                  25.85   28.41        814,357     26,055,598     ----       0.80    1.40     36.94     37.79

 Small Co. Equity
 2007                  28.21   29.42        472,494     13,745,773     ----       0.80    1.40      0.16      0.76
 2006                  28.16   29.19        605,482     17,500,894     ----       0.80    1.40      6.64      7.28
 2005                  26.41   27.21        770,800     20,782,358     ----       0.80    1.40     (3.27)    (2.69)
 2004                  27.30   27.97        801,492     22,202,763     ----       0.80    1.40     13.58     14.27
 2003                  24.04   24.47        793,639     19,258,883     ----       0.80    1.40     34.03     34.86

 Focused MidCap
 2007                  24.80   25.89      1,938,773     49,747,183     0.35       0.80    1.40      3.58      4.20
 2006                  23.94   24.84      1,945,062     47,897,503     0.08       0.80    1.40     12.02     12.69
 2005                  21.38   22.05      1,741,492     38,057,513     0.16       0.80    1.40      4.39      5.02
 2004                  20.48   20.99      1,405,535     29,238,076     0.38       0.80    1.40      7.66      8.31
 2003                  19.02   19.38      1,372,759     26,386,900     0.18       0.80    1.40     27.44     28.22


                                     FS-42



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Calvert:

 Balanced
 2007                   2.37    2.37      3,116,296      7,401,718     2.35       0.80    1.40      1.33      1.94
 2006                   2.32    2.34      3,232,633      7,553,177     2.40       0.80    1.40      7.27      7.91
 2005                   2.15    2.18      3,224,198      6,991,411     1.68       0.80    1.40      4.19      4.81
 2004                   2.05    2.09      3,808,320      7,898,431     1.78       0.80    1.40      6.75      7.39
 2003                   1.91    1.96      3,637,910      7,045,644     2.23       0.80    1.40     17.67     18.39

 Intl. Equity
 2007                  26.25   27.19        451,660     12,001,600     1.30       0.80    1.40      1.14      1.75
 2006                  25.80   26.88        466,513     12,215,608     0.63       0.80    1.40     25.76     26.52
 2005                  20.39   21.37        424,044      8,803,674     0.33       0.80    1.40      8.42      9.07
 2004                  18.69   19.71        441,146      8,412,415     1.05       0.80    1.40     16.31     17.01
 2003                  15.98   16.95        296,399      4,878,969     3.26       0.80    1.40     29.86     30.66

 Mid Cap
 2007                  31.55   32.32        293,945      9,349,549     ----       0.80    1.40      8.63      9.28
 2006                  28.87   29.75        178,873      5,208,622     ----       0.80    1.40      5.40      6.03
 2005                  27.23   28.23        177,698      4,899,068     ----       0.80    1.40     (0.97)    (0.38)
 2004                  27.33   28.51        216,437      6,009,377     ----       0.80    1.40      7.81      8.46
 2003                  25.20   26.44        179,942      4,646,109     ----       0.80    1.40     29.85     30.65

 Equity
 2007                  19.86   20.52        314,542      6,439,756     ----       0.80    1.40      8.45      9.11
 2006                  18.31   18.81        316,023      5,932,282     ----       0.80    1.40      8.53      9.18
 2005                  16.87   17.22        316,196      5,437,790     0.06       0.80    1.40      3.10      3.72
 2004                  16.36   16.61        302,477      5,017,846     0.09       0.80    1.40      5.67      6.30
 2003                  15.49   15.62        175,757      2,743,101     0.02       0.80    1.40     20.48     21.22

 Income
 2007                  20.16   20.84      3,013,853     62,539,649     4.82       0.80    1.40      3.54      4.16
 2006                  19.47   20.01      2,471,433     49,250,970     4.52       0.80    1.40      3.60      4.22
 2005                  18.79   19.20      1,935,924     37,040,214     3.68       0.80    1.40      2.28      2.89
 2004                  18.37   18.66      1,221,632     22,729,773     3.25       0.80    1.40      4.20      4.83
 2003                  17.63   17.80        691,160     12,271,665     4.56       0.80    1.40     11.15     11.83


                                     FS-43



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)        Units           ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
American Century:

Income & Growth
2007                    8.47    8.90      2,913,317     25,694,046     2.08       0.80    1.40     (1.46)    (0.87)
2006                    8.60    8.98      4,570,340     40,696,487     1.72       0.80    1.40     15.47     16.16
2005                    7.45    7.73      4,172,367     32,004,125     1.89       0.80    1.40      3.18      3.80
2004                    7.22    7.45      3,744,893     27,696,223     1.30       0.80    1.40     11.42     12.09
2003                    6.48    6.65      3,089,516     20,394,298     1.12       0.80    1.40     27.56     28.35

AIM:

Dynamics
2007                   17.64   18.51        319,073      5,854,658     ----       0.80    1.40     10.62     11.29
2006                   15.95   16.63        422,227      6,970,549     ----       0.80    1.40     14.51     15.19
2005                   13.93   14.44        430,819      6,189,603     ----       0.80    1.40      9.19      9.84
2004                   12.75   13.14        504,640      6,610,221     ----       0.80    1.40     11.76     12.44
2003                   11.41   11.69        486,857      5,680,042     ----       0.80    1.40     35.92     36.75

Summit:

S&P MidCap
2007                   18.66   19.45        719,152     13,659,271     0.95       0.80    1.40       5.89     6.53
2006                   17.62   18.26        823,496     14,649,898     0.86       0.80    1.40       8.20     8.85
2005                   16.29   16.78        840,594     13,671,800     0.52       0.80    1.40      10.40    11.06
2004                   14.75   15.11        812,933     11,856,648     0.24       0.80    1.40      14.15    14.84
2003                   12.92   13.15        649,242      8,281,111     0.49       0.80    1.40      32.87    33.69

Russell Small Cap
2007                   14.33   14.92        484,915      7,257,998     0.69       0.80    1.40      (3.56)   (2.98)
2006                   14.86   15.38        632,293      9,782,835     0.64       0.80    1.40      15.97    16.67
2005                   12.82   13.18        686,361      9,141,279     0.56       0.80    1.40       2.58     3.19
2004                   12.49   12.77        930,348     12,039,820     0.20       0.80    1.40      16.07    16.76
2003                   10.76   10.94        827,249      9,207,414     0.46       0.80    1.40      44.19    45.08

Nasdaq-100 Index
2007                    5.30    5.54      1,549,391      8,463,894     1.06       0.80    1.40      16.85    17.55
2006                    4.53    4.71      1,239,645      5,771,907     0.14       0.80    1.40       5.19     5.82
2005                    4.31    4.45      1,512,844      6,659,256     0.62       0.80    1.40      (0.10)    0.50
2004                    4.31    4.43      1,942,905      8,516,209     ----       0.80    1.40       8.56     9.21
2003                    3.97    4.05      2,286,068      9,188,753     ----       0.80    1.40      46.58    47.48



                                     FS-44



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense             Total
                        Value ($)         Units          ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max       Min      Max
 Third Avenue:

 Value
 2007                  30.24   31.57      2,321,096     72,328,276     2.15       0.80    1.40     (6.13)    (5.57)
 2006                  32.22   33.43      2,591,911     85,548,704     1.33       0.80    1.40     14.18     14.86
 2005                  28.22   29.11      2,561,340     73,671,121     1.30       0.80    1.40     13.04     13.72
 2004                  24.96   25.59      2,526,763     63,994,756     0.55       0.80    1.40     18.23     18.94
 2003                  21.11   21.52      2,141,540     45,672,021     0.20       0.80    1.40     40.55     41.42

 Dreyfus:

 MidCap
 2007                  20.03   20.66        232,317      4,767,907     0.31       0.80    1.40     (0.03)     0.58
 2006                  20.04   20.54        272,024      5,548,641     0.18       0.80    1.40      6.19      6.82
 2005                  18.87   19.23        262,583      5,022,029     ----       0.80    1.40      7.43      8.07
 2004                  17.57   17.79        261,153      4,629,830     0.22       0.80    1.40     12.64     13.32
 2003                  15.59   15.70        178,299      2,790,732     0.30       0.80    1.40     29.66     30.46

6.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding for the periods ended December 31 were as follows:

                                                     2007                     2006
                                             ---------------------     --------------------
    Fidelity:

    Equity-Income IC
    Units issued                                        645,674                   588,217
    Units redeemed                                     (831,671)                 (818,456)
                                             ---------------------     --------------------
    Net increase(decrease)                             (185,997)                 (230,239)
                                             =====================     ====================

    Equity-Income SC
    Units issued                                        585,440                   510,107
    Units redeemed                                     (612,286)                 (535,792)
                                             ---------------------     --------------------
    Net increase(decrease)                              (26,846)                  (25,685)
                                             =====================     ====================

    Equity-Income SC2
    Units issued                                      3,562,345                 2,141,144
    Units redeemed                                   (3,139,464)               (1,834,843)
                                             ---------------------     --------------------
    Net increase(decrease)                              422,881                   306,301
                                             =====================     ====================

    Growth IC
    Units issued                                        204,357                   265,607
    Units redeemed                                     (355,322)                 (409,395)
                                             ---------------------     --------------------
    Net increase(decrease)                             (150,965)                 (143,788)
                                             =====================     ====================


                                     FS-45



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2007                     2006
                                             ---------------------     --------------------
    Fidelity, continued:

    Growth SC
    Units issued                                        139,656                   213,765
    Units redeemed                                     (202,819)                 (254,086)
                                             ---------------------     --------------------
    Net increase(decrease)                              (63,163)                  (40,321)
                                             =====================     ====================

    Growth SC2
    Units issued                                        753,691                   904,085
    Units redeemed                                     (994,311)                 (796,644)
                                             ---------------------     --------------------
    Net increase(decrease)                             (240,620)                  107,441
                                             =====================     ====================

    High Income IC
    Units issued                                        557,029                   761,324
    Units redeemed                                     (763,961)                 (986,179)
                                             ---------------------     --------------------
    Net increase(decrease)                             (206,932)                 (224,855)
                                             =====================     ====================

    High Income SC
    Units issued                                        579,855                   712,004
    Units redeemed                                     (715,830)                 (689,053)
                                             ---------------------     --------------------
    Net increase(decrease)                             (135,975)                   22,951
                                             =====================     ====================

    High Income SC2
    Units issued                                      3,669,728                 2,854,968
    Units redeemed                                   (3,730,823)               (2,621,044)
                                             ---------------------     --------------------
    Net increase(decrease)                              (61,095)                  233,924
                                             =====================     ====================

    Overseas IC
    Units issued                                        539,234                   536,800
    Units redeemed                                     (607,918)                 (573,591)
                                             ---------------------     --------------------
    Net increase(decrease)                              (68,684)                  (36,791)
                                             =====================     ====================

    Overseas SC
    Units issued                                        461,812                   496,691
    Units redeemed                                     (486,762)                 (493,573)
                                             ---------------------     --------------------
    Net increase(decrease)                              (24,950)                    3,118
                                             =====================     ====================

    Overseas SC2
    Units issued                                      2,946,375                 2,185,585
    Units redeemed                                   (2,912,726)               (1,767,872)
                                             ---------------------     --------------------
    Net increase(decrease)                               33,649                   417,713
                                             =====================     ====================

    Asset Mgr. IC
    Units issued                                         98,362                   120,382
    Units redeemed                                     (254,134)                 (383,360)
                                             ---------------------     --------------------
    Net increase(decrease)                             (155,772)                 (262,978)
                                             =====================     ====================


                                     FS-46



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2007                     2006
                                             ---------------------     --------------------
    Fidelity, continued:

    Asset Mgr. SC
    Units issued                                         46,029                    66,969
    Units redeemed                                     (110,824)                 (126,864)
                                             ---------------------     --------------------
    Net increase(decrease)                              (64,795)                  (59,895)
                                             =====================     ====================

    Asset Mgr. SC2
    Units issued                                        100,115                   103,480
    Units redeemed                                      (91,533)                 (131,197)
                                             ---------------------     --------------------
    Net increase(decrease)                                8,582                   (27,717)
                                             =====================     ====================

    Inv. Bond IC
    Units issued                                      1,895,380                 1,632,929
    Units redeemed                                   (1,956,121)               (2,100,983)
                                             ---------------------     --------------------
    Net increase(decrease)                              (60,741)                 (468,054)
                                             =====================     ====================

    Inv. Bond SC2
    Units issued                                      5,319,970                 2,866,468
    Units redeemed                                   (4,615,607)               (2,660,754)
                                             ---------------------     --------------------
    Net increase(decrease)                              704,363                   205,714
                                             =====================     ====================

    Contrafund IC
    Units issued                                        668,774                   664,331
    Units redeemed                                     (874,734)                 (909,554)
                                             ---------------------     --------------------
    Net increase(decrease)                             (205,960)                 (245,223)
                                             =====================     ====================

    Contrafund SC
    Units issued                                        525,044                   435,732
    Units redeemed                                     (584,885)                 (489,074)
                                             ---------------------     --------------------
    Net increase(decrease)                              (59,841)                  (53,342)
                                             =====================     ====================

    Contrafund SC2
    Units issued                                      3,297,511                 2,039,433
    Units redeemed                                   (2,860,590)               (1,748,613)
                                             ---------------------     --------------------
    Net increase(decrease)                              436,921                   290,820
                                             =====================     ====================

    Asset Mgr. Gr. IC
    Units issued                                        103,344                    99,953
    Units redeemed                                     (151,841)                 (157,020)
                                             ---------------------     --------------------
    Net increase(decrease)                              (48,497)                  (57,067)
                                             =====================     ====================

    Asset Mgr. Gr. SC
    Units issued                                         10,020                     9,395
    Units redeemed                                      (18,871)                  (21,535)
                                             ---------------------     --------------------
    Net increase(decrease)                               (8,851)                  (12,140)
                                             =====================     ====================



                                     FS-47


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2007                     2006
                                             ---------------------     --------------------
    Fidelity, continued:

    Asset Mgr. Gr. SC2
    Units issued                                        138,874                    41,595
    Units redeemed                                     (102,001)                  (45,424)
                                             ---------------------     --------------------
    Net increase(decrease)                               36,873                    (3,829)
                                             =====================     ====================

    Alger:

    Balanced
    Units issued                                        552,200                   690,020
    Units redeemed                                     (734,580)               (1,026,862)
                                             ---------------------     --------------------
    Net increase(decrease)                             (182,380)                 (336,842)
                                             =====================     ====================

    MFS:

    Strategic Inc.
    Units issued                                      2,151,503                 1,528,743
    Units redeemed                                   (1,999,909)               (1,404,814)
                                             ---------------------     --------------------
    Net increase(decrease)                              151,594                   123,929
                                             =====================     ====================

    Utilities
    Units issued                                      1,145,989                   917,018
    Units redeemed                                   (1,232,818)               (1,008,943)
                                             ---------------------     --------------------
    Net increase(decrease)                              (86,829)                  (91,925)
                                             =====================     ====================

    New Discovery
    Units issued                                        488,552                   565,243
    Units redeemed                                     (601,240)                 (676,961)
                                             ---------------------     --------------------
    Net increase(decrease)                             (112,688)                 (111,718)
                                             =====================     ====================

    Van Kampen:

    Emerging Markets
    Units issued                                      2,528,939                 2,373,904
    Units redeemed                                   (2,547,553)               (2,156,126)
                                             ---------------------     --------------------
    Net increase(decrease)                              (18,614)                  217,778
                                             =====================     ====================

    Global Value
    Units issued                                        763,291                   871,738
    Units redeemed                                     (904,837)               (1,101,269)
                                             ---------------------     --------------------
    Net increase(decrease)                             (141,546)                 (229,531)
                                             =====================     ====================

    Intl. Magnum
    Units issued                                        847,850                   740,253
    Units redeemed                                     (787,232)                 (585,853)
                                             ---------------------     --------------------
    Net increase(decrease)                               60,618                   154,400
                                             =====================     ====================


                                     FS-48



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2007                     2006
                                             ---------------------     --------------------
    Van Kampen, continued:

    U.S. Real Estate
    Units issued                                      1,384,299                 1,136,538
    Units redeemed                                   (1,558,749)               (1,080,511)
                                             ---------------------     --------------------
    Net increase(decrease)                             (174,450)                   56,027
                                             =====================     ====================

    Ameritas:

    Core Strat.
    Units issued                                      5,510,264                 2,689,995
    Units redeemed                                   (4,602,262)               (2,766,232)
                                             ---------------------     --------------------
    Net increase(decrease)                              908,002                   (76,237)
                                             =====================     ====================

    Income and Growth
    Units issued                                      2,237,487                 2,570,793
    Units redeemed                                   (3,129,831)               (3,602,404)
                                             ---------------------     --------------------
    Net increase(decrease)                             (892,344)               (1,031,611)
                                             =====================     ====================

    Index 500
    Units issued                                        134,167                   183,709
    Units redeemed                                     (203,227)                 (270,504)
                                             ---------------------     --------------------
    Net increase(decrease)                              (69,060)                  (86,795)
                                             =====================     ====================

    MidCap
    Units issued                                        990,941                   821,735
    Units redeemed                                   (1,060,310)                 (948,547)
                                             ---------------------     --------------------
    Net increase(decrease)                              (69,369)                 (126,812)
                                             =====================     ====================

    Money Market
    Units issued                                    180,032,366               149,953,291
    Units redeemed                                 (169,018,713)             (148,383,427)
                                             ---------------------     --------------------
    Net increase(decrease)                           11,013,653                 1,569,864
                                             =====================     ====================

    Small Cap
    Units issued                                        751,601                   574,836
    Units redeemed                                     (725,587)                 (613,368)
                                             ---------------------     --------------------
    Net increase(decrease)                               26,014                   (38,532)
                                             =====================     ====================

    Small Co. Equity
    Units issued                                        474,351                   621,518
    Units redeemed                                     (607,339)                 (786,836)
                                             ---------------------     --------------------
    Net increase(decrease)                             (132,988)                 (165,318)
                                             =====================     ====================



                                     FS-49



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2007                     2006
                                             ---------------------     --------------------
    Ameritas, continued:

    Focused MidCap
    Units issued                                      3,674,820                 2,882,397
    Units redeemed                                   (3,681,109)               (2,678,827)
                                             ---------------------     --------------------
    Net increase(decrease)                               (6,289)                  203,570
                                             =====================     ====================

    Calvert:

    Balanced
    Units issued                                      2,023,615                 2,242,891
    Units redeemed                                   (2,139,952)               (2,234,456)
                                             ---------------------     --------------------
    Net increase(decrease)                             (116,337)                    8,435
                                             =====================     ====================

    Intl. Equity
    Units issued                                        562,161                   531,740
    Units redeemed                                     (577,014)                 (489,271)
                                             ---------------------     --------------------
    Net increase(decrease)                              (14,853)                   42,469
                                             =====================     ====================

    Mid Cap
    Units issued                                        304,217                   131,217
    Units redeemed                                     (189,145)                 (130,042)
                                             ---------------------     --------------------
    Net increase(decrease)                              115,072                     1,175
                                             =====================     ====================

    Equity
    Units issued                                        295,551                   317,321
    Units redeemed                                     (297,032)                 (317,494)
                                             ---------------------     --------------------
    Net increase(decrease)                               (1,481)                     (173)
                                             =====================     ====================

    Income
    Units issued                                      5,990,715                 3,977,018
    Units redeemed                                   (5,448,295)               (3,441,509)
                                             ---------------------     --------------------
    Net increase(decrease)                              542,420                   535,509
                                             =====================     ====================

    American Century:

    Income & Growth
    Units issued                                      4,939,786                 6,710,429
    Units redeemed                                   (6,596,809)               (6,312,456)
                                             ---------------------     --------------------
    Net increase(decrease)                           (1,657,023)                  397,973
                                             =====================     ====================


                                     FS-50




6.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2007                     2006
                                             ---------------------     --------------------
    AIM:

    Dynamics
    Units issued                                        444,969                   507,472
    Units redeemed                                     (548,123)                 (516,064)
                                             ---------------------     --------------------
    Net increase(decrease)                             (103,154)                   (8,592)
                                             =====================     ====================

    Summit:

    S&P MidCap
    Units issued                                        807,976                   783,756
    Units redeemed                                     (912,320)                 (800,854)
                                             ---------------------     --------------------
    Net increase(decrease)                             (104,344)                  (17,098)
                                             =====================     ====================

    Russell Small Cap
    Units issued                                        380,725                   522,186
    Units redeemed                                     (528,103)                 (576,254)
                                             ---------------------     --------------------
    Net increase(decrease)                             (147,378)                  (54,068)
                                             =====================     ====================

    Nasdaq-100 Index
    Units issued                                      1,744,549                 1,096,043
    Units redeemed                                   (1,434,803)               (1,369,242)
                                             ---------------------     --------------------
    Net increase(decrease)                              309,746                  (273,199)
                                             =====================     ====================

    Third Avenue:

    Value
    Units issued                                      2,340,678                 2,392,890
    Units redeemed                                   (2,611,493)               (2,362,319)
                                             ---------------------     --------------------
    Net increase(decrease)                             (270,815)                   30,571
                                             =====================     ====================

    Dreyfus:

    MidCap
    Units issued                                        271,877                   314,564
    Units redeemed                                     (311,584)                 (305,123)
                                             ---------------------     --------------------
    Net increase(decrease)                              (39,707)                    9,441
                                             =====================     ====================


                          AMERITAS LIFE INSURANCE CORP.

                      STATUTORY FINANCIAL STATEMENTS AS OF

            DECEMBER 31, 2007 AND 2006 (RESTATED) AND FOR EACH OF THE

                THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2007

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and Ameritas Variable Life Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.

As discussed in Note 20, the accompanying 2006 and 2005 statutory financial statements have been restated.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 28, 2008

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                               ADMITTED ASSETS                                      2007            See Note 20
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,610,609    $     1,594,673
    Preferred stocks   - unaffiliated                                                   31,921              8,970
                       - affiliated                                                     17,510             20,000
    Common stocks      - unaffiliated                                                  207,390            204,837
                       - affiliated                                                     83,043             49,192
    Mortgage loans                                                                     370,356            341,542
    Real estate  - properties occupied by the company                                   28,417             28,500
                 - properties held for the production of income                         37,446             37,910
                 - properties held for sale                                                  -             10,229
    Cash and cash equivalents                                                          (10,494)            12,085
    Short-term investments                                                              19,495             26,285
    Loans on insurance contracts                                                       105,747            101,699
    Partnerships and limited liability companies - real estate                          26,243             18,231
    Partnerships  - joint ventures                                                      76,401             63,367
    Other investments                                                                    3,455                962
    Receivable for securities                                                            8,066              4,593
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,615,605          2,523,075
                                                                              ------------------ -------------------

    Accrued investment income                                                           23,937             24,615
    Deferred and uncollected premiums                                                   18,984             21,098
    Current federal income taxes receivable - affiliates                                 9,050                  -
    Deferred tax asset                                                                  15,763             14,813
    Accounts receivable - affiliates                                                     1,333              4,672
    Data processing and other admitted assets                                            8,072              7,929
    Goodwill                                                                             4,587              5,667
    Separate accounts                                                                3,694,975          3,378,838
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     6,392,306    $     5,980,707
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                           LIABILITIES AND SURPLUS                                  2007            See Note 20
                                                                              ------------------ -------------------
Policy reserves                                                                $     1,580,554    $     1,566,418
Deposit-type funds                                                                     109,239             91,531
Reserves for unpaid claims                                                              33,770             34,531
Dividends payable to policyowners                                                       10,171             10,260
Interest maintenance reserve                                                             2,323              2,786
Accrued separate account transfers                                                     (87,191)           (91,802)
Current federal income taxes payable - affiliates                                            -              2,936
Asset valuation reserve                                                                 68,603             62,456
Accounts payable - affiliates                                                            2,179                375
Borrowed money - affiliates                                                             17,479             27,466
Payable for securities                                                                   5,375                385
Other liabilities                                                                       76,709             80,291
Separate accounts                                                                    3,694,975          3,378,838
                                                                              ------------------ -------------------

                  Total Liabilities                                                  5,514,186          5,166,471
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares
  authorized, issued and outstanding                                                     2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     870,620            806,736
                                                                              ------------------ -------------------

                  Total Surplus                                                        878,120            814,236
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     6,392,306    $     5,980,707
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                                    2006                2005
                                                                                As Restated,        As Restated,
                                                                 2007           See Note 20         See Note 20
                                                          ------------------- ------------------ -------------------
INCOME
Premium income                                             $     1,056,206     $     1,124,557    $       934,158
Net investment income                                              137,185             133,519            141,899
Miscellaneous income                                                53,054              50,072             50,283
                                                          ------------------- ------------------ -------------------
                  Total income                                   1,246,445           1,308,148          1,126,340
                                                          ------------------- ------------------ -------------------


EXPENSES
Benefits to policyowners                                           900,640             902,088            859,355
Change in policy reserves                                           14,136             (58,306)           (10,671)
Commissions                                                         57,760              63,961             66,225
General insurance expenses                                         136,709             118,429            126,358
Taxes, licenses and fees                                            17,709              15,091             14,674
Net premium transferred to(from)
  separate accounts                                                 32,454             180,736            (17,044)
                                                          ------------------- ------------------ -------------------
                  Total expenses                                 1,159,408           1,221,999          1,038,897
                                                          ------------------- ------------------ -------------------

Income before dividends, federal income taxes,
   and realized capital gains                                       87,037              86,149             87,443

Dividends appropriated for policyowners                             10,157              10,202             10,479
                                                          ------------------- ------------------ -------------------
Income before federal income taxes and                              76,880              75,947             76,964
   realized capital gains

Federal income tax expense                                          21,484              23,409             21,468
                                                          ------------------- ------------------ -------------------
Income from operations before realized capital gains                55,396              52,538             55,496

Realized capital gains on investments, net of tax
   expense of $13,432, $12,671 and $6,106 and transfers
   to(from) the interest maintenance reserve of $45,
   ($54) and $1,343 in 2007, 2006 and 2005, respectively            22,269              18,107             12,595
                                                          ------------------- ------------------ -------------------

Net income                                                 $        77,665     $        70,645    $        68,091
                                                          =================== ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                                                 AMERITAS LIFE INSURANCE CORP.
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                     FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                                                        (in thousands)

                                                     Common Stock               Additional
                                              ------------------------------      Paid-in           Unassigned           Total
                                                 Shares          Amount           Capital            Surplus            Surplus
                                              -------------- --------------- -----------------  ----------------- ------------------
BALANCE, January 1, 2005                            25,000     $    2,500      $       5,000      $     696,276     $       703,776
     Net income                                          -              -                  -             68,091              68,091
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -              9,556               9,556
     Change in net deferred income taxes                 -              -                  -               (620)               (620)
     Change in non-admitted assets                       -              -                  -             (5,282)             (5,282)
     Change in liability for reinsurance
       in unauthorized companies, net of tax                                                                 (1)                 (1)
     Cumulative effect of change in
       accounting principle                              -              -                  -               (831)               (831)
     Change in asset valuation reserve                   -              -                  -            (17,058)            (17,058)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2005                          25,000     $    2,500      $       5,000      $     750,131     $       757,631
     Net income                                          -              -                  -             70,645              70,645
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -            (23,358)            (23,358)
     Change in net deferred income taxes                 -              -                  -              2,114               2,114
     Change in non-admitted assets                       -              -                  -                514                 514
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                  3                   3
     Cumulative effect of change in
       accounting principle                              -              -                  -               (676)               (676)
     Change in asset valuation reserve                   -              -                  -              7,363               7,363
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2006                          25,000     $    2,500      $       5,000      $     806,736     $       814,236
     Net income                                          -              -                  -             77,665              77,665
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -             (3,629)             (3,629)
     Change in net deferred income taxes                 -              -                  -              4,124               4,124
     Change in non-admitted assets                       -              -                  -             (6,811)             (6,811)
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                (26)                (26)
     Correction of error (see Note 20)                   -              -                  -             (1,292)             (1,292)
     Change in asset valuation reserve                   -              -                  -             (6,147)             (6,147)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2007                          25,000     $    2,500      $       5,000      $     870,620     $       878,120
                                              ============== =============== =================  ================= ==================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                                       2006              2005
                                                                                   As Restated,      As Restated,
                                                                      2007         See Note 20       See Note 20
OPERATING ACTIVITIES                                          ----------------- ---------------- ------------------
 Premium collected net of reinsurance                           $     1,055,551   $    1,125,683   $       931,119
 Net investment income received                                         141,558          136,426           146,546
 Miscellaneous income                                                    67,577           61,080            60,019
 Benefits paid to policyowners                                         (896,566)        (899,323)         (853,533)
 Net transfers (to) from separate accounts                              (30,007)        (178,620)           22,806
 Commissions, expenses and taxes paid                                  (225,802)        (206,404)         (220,092)
 Dividends paid to policyowners                                         (10,233)         (10,393)          (10,532)
 Federal income taxes paid                                              (46,206)         (28,368)          (33,164)
                                                               ----------------- ---------------- ------------------
      Net cash from operating activities                                 55,872               81            43,169
                                                               ----------------- ---------------- ------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      570,314          455,198           424,171
 Cost of investments acquired                                          (654,460)        (475,883)         (497,133)
 Net change in loans on insurance contracts                              (4,021)          (1,265)           (6,611)
                                                               ----------------- ---------------- ------------------
      Net cash from investing activities                                (88,167)         (21,950)          (79,573)
                                                               ----------------- ---------------- ------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)          (2,485)                -
 Change in deposit-type funds without life contingencies                 13,880            5,793            (9,784)
 Other miscellaneous, net                                                (1,012)           4,241             3,237
                                                               ----------------- ---------------- ------------------
      Net cash from financing and miscellaneous activities                2,926            7,549            (6,547)
                                                               ----------------- ---------------- ------------------

 NET DECREASE IN CASH AND CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS                                                          (29,369)         (14,320)          (42,951)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     38,370           52,690            95,641
                                                               ----------------- ---------------- ------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $         9,001   $       38,370   $        52,690
                                                               ================= ================ ==================

Non-cash transactions:
  Deferred gain on sale of other invested assets                $             -  $             -   $         2,067
  Proceeds on real estate partnerships dissolved and converted                -                -             5,793
  Acquisition cost on partnerships converted to direct
    real estate                                                               -                -             5,796
  Note payable to affiliate on subsidiary stock redemption                    -           29,825                 -
  Mortgage loan foreclosed and transferred to real estate                     -              595                 -
  Mortgage loan from a real estate partnership basis
    adjustment due to refinance                                               -            4,400                 -
  Common stock adjustments on dissolution of affiliates                  10,855           45,987                 -

 The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1.   Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

Effective January 1, 2006, Ameritas Acacia Mutual Holding Company (AAMHC) and Union Central Mutual Holding Company (UCMHC) merged to form UNIFI in a business combination accounted for as a pooling of interests. In a concurrent event, The Union Central Life Insurance Company (UCL) was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly owned by the newly formed UCMHC. Also in a concurrent event, the capital stock of Union Central was contributed to UNIFI's wholly-owned holding company, AHC. AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and UCL. AHC also wholly-owns Summit Investment Advisors, Inc.
(SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007) (LifeRe), a Texas domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC. Ameritas owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (now merged with the Company, see Note 2) (AVLIC), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company owned 52.41% of AMAL.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Nature of Operations, (continued)
The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC and LifeRe at audited statutory equity; Pathmark, AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; and AIA as non-admitted unaudited GAAP equity (2006 only).

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $1,078, $670 and $276 were recorded as realized losses during 2007, 2006 and 2005, respectively.

Other investments are primarily collateral loans (2007 only) and low-income housing tax credits carried under the amortized cost method in 2007 and 2006. In 2005, prior to the change in accounting principle, low-income housing tax credits were carried under the equity method.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $0 and $24 at December 31, 2007 and 2006, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2007, 2006 and 2005, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,748, $3,758 and $3,648 for the years ended December 31, 2007, 2006 and 2005 respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $54,618 and $47,807 as of December 31, 2007 and 2006, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Policy Reserves and Deposit-type Funds, (continued) as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,549,574 or 17.1% and $4,603,861 or 20.5% of the individual life policies in force as of December 31, 2007 and 2006, respectively. The Company distributed dividends in the amount of $10,247, $10,421 and $10,533 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2007, 2006 and 2005, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $508, $383 and $300 for 2007, 2006 and 2005, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

     Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

     Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

     Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

     Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

     Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS).

The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $66,367 and a fair value of $62,965. As of December 31, 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,485 and a fair value of $3,600.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96. Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Accounting Pronouncements, (continued)
INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 8 remaining years of unexpired tax credits and is required to hold these investments for up to 12 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831.

2.   Statutory Merger and Business Combination

The Company merged with AVLIC, a wholly owned subsidiary of the Company, on May 1, 2007. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior year has been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                   2006
                  --------------------------------------------------------------------------------------------------
                                                                     Ameritas Life
                     Ameritas Life       AVLIC                         As Merged,      Correction     Ameritas Life
                    As Previously   As Previously                      Prior To        Of Error,        As Merged
                       Reported       Reported      Eliminations     Restatement      See Note 20     And Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      867,257   $     277,090  $     (7,463)    $    1,136,884   $    171,264    $    1,308,148
Net Income                54,214          19,331        (2,900)            70,645              -            70,645
Total Surplus            814,236         141,740      (141,740)           814,236              -           814,236
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

2.   Statutory Merger and Business Combination, (continued)

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                2005
                 ---------------------------------------------------------------------------------------------------
                                                                    Ameritas Life
                    Ameritas Life       AVLIC                         As Merged,       Correction   Ameritas Life As
                    As Previously   As Previously                      Prior To        Of Error,       Merged And
                       Reported       Reported      Eliminations     Restatement      See Note 20       Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      668,693   $     283,233  $    (15,280)    $      936,646   $    189,694    $    1,126,340
Net Income                52,690          15,401             -             68,091              -            68,091
Total Surplus            757,631         125,913      (125,913)           757,631              -           757,631
--------------------------------------------------------------------------------------------------------------------

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company for $21,262 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007.

3.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2007:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          189,139  $        6,117  $          616 $          194,640
All Other Governments                                     1,428              28               -              1,456
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          200,613           1,111           1,189            200,535
Public Utilities (Unaffiliated)                         101,460           1,900             971            102,389
Industrial & Miscellaneous (Unaffiliated)             1,117,969          24,720          13,678          1,129,011
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,610,609  $       33,876  $       16,454 $        1,628,031
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2006:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          220,309  $        3,745  $        3,443 $          220,611
All Other Governments                                     2,239              40               -              2,279
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          205,040             243           4,510            200,773
Public Utilities (Unaffiliated)                         108,451           1,741           1,842            108,350
Industrial & Miscellaneous (Unaffiliated)             1,058,634          20,296          14,116          1,064,814
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,594,673  $       26,065  $       23,911 $        1,596,827
====================================================================================================================

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    34,820 $       200   $    18,922 $       416   $    53,742 $       616
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     13,931         107        81,004       1,082        94,935       1,189
Public Utilities (Unaffiliated)              21,157         253        27,421         718        48,578         971
Industrial & Miscellaneous
  (Unaffiliated)                            212,128       7,272       237,063       6,406       449,191      13,678
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 282,036       7,832       364,410       8,622       646,446      16,454
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)              13,374         785             -           -        13,374         785
Common Stocks (Unaffiliated)                 59,100       4,710         1,213         240        60,313       4,950
--------------------------------------------------------------------------------------------------------------------
Total                                   $   354,510 $    13,327   $   365,623 $     8,862   $   720,133 $    22,189
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    36,777 $       277   $   111,613 $     3,167   $   148,390 $     3,443
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     32,409         254       153,425       4,255       185,834       4,510
Public Utilities (Unaffiliated)              24,234         312        40,969       1,531        65,203       1,842
Industrial & Miscellaneous
  (Unaffiliated)                            137,195       1,210       405,745      12,905       542,940      14,116
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 230,615       2,053       711,752      21,858       942,367      23,911
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)               1,020           2         1,566          58         2,586          60
Common Stocks (Unaffiliated)                 16,611         768             -           -        16,611         768
--------------------------------------------------------------------------------------------------------------------
Total                                   $   248,246 $     2,823   $   713,318 $    21,916   $   961,564 $    24,739
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2007 or 2006 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2007 or 2006 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2007 and 2006, bonds totaling $68,903 and $58,365, respectively, (4.3% and 3.5%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2007, 2006 and 2005, the Company recorded realized losses for other than temporary impairments on bonds of $1,657, $1,890 and $405, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)
The carrying value and fair value of bonds at December 31, 2007 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Book/Adjusted
                                                                              Carrying Value        Fair Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                      $        80,795    $        81,054
Due after one year through five years                                                387,442            396,708
Due after five years through ten years                                               636,140            639,285
Due after ten years                                                                  362,479            361,514
Bonds with multiple repayment dates                                                  143,753            149,470
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $     1,610,609    $     1,628,031
====================================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2007, 2006 and 2005 resulted in proceeds of $91,850, $35,770 and $65,311, respectively, on which the Company realized gross gains of $3,474, $983 and $1,867, respectively, and gross losses of $420, $520 and $1,540, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2007 are 6.75% and 5.93%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2007, 2006 and 2005.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2007 and 2006 are as follows:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
California                                                                       $        44,024  $        38,930
Utah                                                                                      25,533           19,140
Minnesota                                                                                 25,363           19,757
Ohio                                                                                      25,281           18,224
Arizona                                                                                   22,344           24,197
Oklahoma                                                                                  21,775           18,805
Texas                                                                                     21,086           26,945
All other states                                                                         184,950          175,544
--------------------------------------------------------------------------------------------------------------------
                                                                                 $       370,356  $       341,542
====================================================================================================================

At December 31, 2007, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2007                             2006
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,610,609  $    1,628,031   $    1,594,673  $    1,596,827
    Preferred stocks - unaffiliated                       31,921          31,507            8,970           9,352
    Preferred stocks - affiliated                         17,510          17,510           20,000          20,000
    Common stocks - unaffiliated                         207,390         207,390          204,837         204,856
    Mortgage loans                                       370,356         380,775          341,542         339,909
    Cash and cash equivalents                            (10,494)        (10,494)          12,085          12,085
    Short-term investments                                19,495          19,495           26,285          26,285
    Loans on insurance contracts                         105,747         104,421          101,699         101,699
    Other investments                                      3,455           3,455              962             962
    Accrued investment income                             23,937          23,937           24,615          24,615
    Assets related to separate accounts                3,694,975       3,694,975        3,378,838       3,378,838
Financial Liabilities:
    Deposit-type funds                            $      109,239  $      109,239   $       91,531  $       91,531
    Borrowed money - affiliates                           17,479          17,526           27,466          27,359
    Liabilities related to separate accounts           3,694,975       3,694,975        3,378,838       3,378,838
--------------------------------------------------------------------------------------------------------------------

4.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

                                     $
          2007                          32,002
          2006                          37,944
          2005                          27,998

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                     $        21,484   $        23,409  $        21,468
Capital gains                                                           13,432            12,671            6,106
Correction of error (see Note 20)                                         (696)                -                -
--------------------------------------------------------------------------------------------------------------------
                                                                        34,220            36,080           27,574
Change in net deferred income taxes                                     (4,124)           (2,114)             620
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                        $        30,096   $        33,966  $        28,194
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                       2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital gains     $     76,880      $     75,947     $     76,964
Net realized capital gains before federal income taxes and
  transfers to IMR                                                      35,746            30,724           20,044
Correction of error (see Note 20)                                       (1,988)                -                -
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                    110,638           106,671           97,008
Change in non-admitted assets                                           (6,588)           (1,096)          (2,377)
Tax exempt income                                                      (10,784)          (11,467)         (12,278)
Nondeductible expenses                                                    (114)            5,337              614
Change in accounting principle                                               -              (788)               -
Other                                                                   (4,479)           (1,446)          (1,339)
--------------------------------------------------------------------------------------------------------------------
                                                                        88,673            97,211           81,628
Statutory tax rate                                                        0.35              0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                        31,036            34,024           28,570
Change in federal income tax reserve                                      (647)              221              115
Tax credits                                                               (293)             (279)            (491)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                         $     30,096      $     33,966     $     28,194
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         3,008  $         2,458
Deferred policy acquisition costs                                                         18,042           18,416
Future policy and contract benefits                                                        6,810            7,429
Policyowner dividends                                                                      3,560            3,591
Acacia Life Insurance Company distribution                                                 2,420            2,814
Pension and postretirement benefits                                                       10,884            9,364
Non-admitted assets                                                                       13,655           11,349
Other                                                                                      1,958            1,563
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 60,337           56,984
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                               18,365           18,209
Acacia National Life Insurance Company inforce                                             1,134            1,461
Other                                                                                      9,472            7,999
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            28,971           27,669
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    31,366           29,315
Less:  non-admitted deferred tax assets                                                   15,603           14,502
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        15,763  $        14,813
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $         1,101  $        (1,657)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2007             2006             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        60,337   $        56,984  $         3,353
Gross deferred tax liabilities                                          28,971            27,669            1,302
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,366   $        29,315            2,051
==================================================================================================
Tax effect of unrealized gains                                                                              2,073
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         4,124
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        56,984   $        55,508  $         1,476
Gross deferred tax liabilities                                          27,669            24,266            3,403
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        29,315   $        31,242           (1,927)
==================================================================================================
Tax effect of unrealized gains                                                                              4,041
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         2,114
                                                                                                 ===================

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        55,508   $        56,315  $          (807)
Gross deferred tax liabilities                                          24,266            35,523          (11,257)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,242   $        20,792           10,450
==================================================================================================
Tax effect of unrealized gains                                                                            (11,070)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $          (620)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was decreased by $647 in 2007.

5.   Information Concerning Parent, Subsidiaries and Affiliates

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company is currently a 100% owner of LifeRe Insurance Company. Upon dissolution, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released upon the dissolution.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2007, 2006 and 2005, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2007 and 2006, the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,080, $1,079 and $1,080 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company's variable life and annuity products are distributed through affiliated broker dealers. Policies placed by these affiliates generated commission expense of $20,449, $21,528 and $23,793 for the years ended December 31, 2007, 2006 and 2005, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $637,900 and $604,966 in the VIT as of December 31, 2007 and 2006, respectively. FALIC had separate account investments of $238 and $259 in the VIT as of December 31, 2007 and 2006, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $312,611 and $253,367 as of December 31, 2007 and 2006, respectively.

The Company had short-term investments of $116 and $491 in mutual funds of an affiliate at December 31, 2007 and 2006, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (425)
Union Central Life Insurance Company                                                              (1,392)
LifeRe Insurance Company                                                                             287
First Ameritas Life Insurance Corp. of New York                                                      487
Pathmark Administrators Inc.                                                                        (209)
Ameritas Investment Corp.                                                                            379
Summit Investment Advisors, Inc.                                                                     (11)
Acacia Life Insurance Company                                                                       (142)
Acacia Federal Savings Bank                                                                            4
Acacia Financial Corporation                                                                           2
Calvert Group, LTD                                                                                   146
Summit Investment Partners, Inc.                                                                      28
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2007 and 2006, reducing the respective ceded allowance to $82 and $81 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $1,290 and $1,806 of additional reserves as of December 31, 2007 and 2006, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $271, $827 and $1,147 received under administrative service agreements for the years ended December 31, 2007, 2006 and 2005, respectively. Reimbursements of $14,006, $7,006 and $3,777 for the years ended December 31, 2007, 2006 and 2005 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,570, $2,041 and $2,001 for the years ended December 31, 2007, 2006 and 2005, respectively.

6.   Borrowed Money

Effective September 1, 2006 the Company has an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2007. No balance was outstanding at any time during 2007 or 2006. The line of credit expires May 31, 2008.

7.   Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2007, 2006 and 2005, the Company paid $5,000, $5,000 and $15,650, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $13,982 and $12,085 at December 31, 2007 and 2006, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,103, $3,447 and $14,041 in 2007, 2006 and 2005, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $102,960 and $98,000 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,230, $3,410 and $3,383 in 2007, 2006 and 2005, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $229,191 and $207,500 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $77 and $47 in 2007 and 2006, respectively. The Company did not receive any subsidy payments in 2005. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2007, 2006 and 2005 and a statement of the funded status as of the December 31 measurement date of all years:

                                                                    2007              2006              2005
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                    $         6,503  $         5,558   $         6,693
    Transfer of obligation from dissolution of AMAL                          -              106                 -
    Service cost                                                            71               69                57
    Interest cost                                                          368              331               315
    Actuarial (gain) or loss                                              (140)           1,164            (1,279)
    Special termination benefits                                             -                -                81
    Federal subsidy receipts                                                77               47                 -
    Benefits paid                                                         (735)            (772)             (309)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                          $         6,144  $         6,503   $         5,558
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year             $         2,795  $         2,754   $         2,557
    Transfer of plan assets from dissolution of AMAL                         -              156                 -
    Actual return on plan assets                                           139              147               131
    Employer contributions                                                 496              401               303
    Benefits paid                                                         (584)            (663)             (237)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                   $         2,846  $         2,795   $         2,754
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                               $        (3,298) $        (3,708)  $        (2,804)
    Unrecognized net actuarial loss                                      2,658            3,009             1,995
    Unrecognized prior service cost                                         (1)              (1)               (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                       $          (641) $          (700)  $          (810)
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The amount of the postretirement obligation for nonvested employees was $901 and $849 at December 31, 2007 and 2006, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Service cost                                                   $            71   $            69  $            57
Interest cost                                                              368               331              315
Expected return on plan assets                                            (148)             (156)            (139)
Early retirement one-time cost                                               -                 -               81
Amortization of net loss                                                   219               175              176
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                      $           510   $           419  $           490
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $640 to its postretirement benefits plans and 401(h) account in 2008.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                            Expected Net
    Fiscal Year                                                                           Benefit Payments
--------------------------------------------------------------------------------------------------------------------
    2008                                                                                 $          774
    2009                                                                                            788
    2010                                                                                            800
    2011                                                                                            787
    2012                                                                                            746
    2013 - 2017                                                                                   3,523
--------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                        6.25%             6.00%            5.75%
Expected long term rate of return on plan assets                     6.00%             6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

The assumptions used to determine net periodic post retirement benefit costs are:

                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                  6.00%         5.75%         6.00%
Expected long term rate of return on plan assets                               6.00%         6.00%         6.00%
--------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Healthcare Cost Trend Rate Assumed for Next Year                               8.0%          9.0%          7.0%
Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate Trend
   Rate)                                                                       5.0%          5.0%          5.0%
Year the Rate Reaches the Ultimate Trend Rate                                2011          2011          2008
--------------------------------------------------------------------------------------------------------------------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net
periodic postretirement health care benefit cost                                      $     50         $    (45)

Effect on the health care component of the accumulated
postretirement benefit obligation                                                     $    568         $   (519)
--------------------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaled $12,584 and $11,696 included in other liabilities at December 31, 2007 and 2006, respectively, cover certain active and retired employees. These plans are unfunded.

8. Dividend Restrictions and Surplus

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $87,812 in dividends in 2008 without prior approval. No dividends to parent or affiliated companies were paid in 2007, 2006 or 2005.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

8.   Dividend Restrictions and Surplus, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------
Unrealized gains on investments, net of taxes
  of $20,075, $18,002 and $13,961                             $        45,221   $        57,355  $        60,568
Nonadmitted asset values                                              (54,618)          (47,807)         (46,651)
Asset valuation reserves                                              (68,603)          (62,456)         (69,931)
Liability for reinsurance in unauthorized companies,
  net of tax                                                              (26)                -               (3)
-------------------------------------------------------------------------------------------------------------------

9.   Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $526 and $520 as of December 31, 2007 and 2006, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $454 and $427 as of December 31, 2007 and 2006, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2007, 2006 or 2005.

Securities commitments of $28,275 and $20,990 and mortgage loan and real estate commitments of $23,346 and $26,375 were outstanding for investments to be purchased in subsequent years as of December 31, 2007 and 2006, respectively. Low income housing tax credit property investment commitments were $442 and $139 as of December 31, 2007 and 2006, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

9.   Commitments and Contingencies, (continued)

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities, and surplus. The carrying value of bonds loaned as of December 31, 2007 and 2006 were $25,744 and $33,449 respectively. The carrying value of common stocks loaned as of December 31, 2007 and 2006 were $28,077 and $5,414, respectively. The fair value of cash collateral held was $56,998 and $39,958 as of December 31, 2007 and 2006, respectively. There was no non-cash collateral on deposit at December 31, 2007 and 2006.

In 2007, assets are held by the Federal Home Loan Bank (FHLB) of Topeka, as custodian, to use as collateral to support the issuance of funding agreements. The Company maintains control over these assets and the estimated fair value at December 31, 2007 is $20,386. As of December 31, 2007, the Company had issued $12,000 of funding agreements with the FHLB of Topeka.

10.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
     Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including       $         3,205   $         3,793  $         3,602
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                      -                 -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $         3,205   $         3,793  $         3,602
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                     $        82,313   $        65,044  $        55,611
--------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                  $           543   $           430  $           380
Other income or expenses (including interest paid
  to or received from plans)                                                35                27               24
Gross expenses incurred (claims and administrative)                        571               452              399
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $             7   $             5  $             5
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

11.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2007 and 2006, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,684 and $10,466 at December 31, 2007 and 2006, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $953 and $995 at December 31, 2007 and 2006, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, Aviva USA, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2007          2006           2005
--------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $80, $115 and $100
    in 2007, 2006 and 2005)                                              $     56,885  $     71,398   $     77,951
  Ceded (related party $2,125, $3,955 and $3,964
    in 2007, 2006 and 2005)                                                    29,231        27,904         26,931
Benefits To Policyowners:
  Assumed (related party $214, $0 and $0 in
    2007, 2006 and 2005)                                                       47,418        54,910         54,397
  Ceded (related party $1,588, $2,694 and $907 in
    2007, 2006 and 2005)                                                       18,115        18,835          8,394
Policy Reserves:
  Assumed (related party $36 and $42 in
    2007 and 2006)                                                                402         1,523             NA
  Ceded (related party $1,061 and $1,582 in
    2007 and 2006)                                                             63,732        58,218             NA
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

13.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                           $        31,820   $        30,599  $        28,215
Less reinsurance recoveries                                             (8,776)           (9,929)          (9,835)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                23,044            20,670           18,380
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                       307,896           280,572          252,232
    Prior year                                                          (4,871)           (3,739)          (4,634)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                 303,025           276,833          247,598
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                       284,128           257,528          231,562
    Prior year                                                          18,172            16,931           13,746
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                     302,300           274,459          245,308
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                              23,769            23,044           20,670
Plus reinsurance recoveries                                              6,487             8,776            9,929
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                $        30,256   $        31,820  $        30,599
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,871, $3,739 and $4,634 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid assumed reinsurance claims of $49,224, $55,422 and $54,530, and incurred assumed reinsurance claims of $46,929, $54,919 and $54,405 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid ceded reinsurance claims of $549, $598 and $661, and incurred ceded reinsurance claims of $537, $601 and $652 for the years ended December 31, 2007, 2006 and 2005, respectively.

14.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

14.  Policy Reserves, (continued)

As of December 31, 2007 and 2006, respectively, the Company had $1,380,130 and $1,630,085 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $10,679 and $10,462 at December 31, 2007 and 2006, respectively.

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       509,088         13.2%
  At book value less current surrender charge of 5% or more                              517,349         13.4%
  At fair value                                                                          976,074         25.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 2,002,511         51.9%
  At book value without adjustment  (minimal or no charge)                             1,784,313         46.3%
Not subject to discretionary withdrawal                                                   65,034          1.7%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,851,858        100.0%
Reinsurance ceded                                                                           (165)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,851,693        100.0%
====================================================================================================================

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       437,643         12.3%
  At book value less current surrender charge of 5% or more                              564,490         15.9%
  At fair value                                                                          792,670         22.4%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,794,803         50.6%
  At book value without adjustment  (minimal or no charge)                             1,683,692         47.4%
Not subject to discretionary withdrawal                                                   69,861          2.0%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,548,356        100.0%
Reinsurance ceded                                                                            (23)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,548,333        100.0%
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       869,434  $       856,491
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  Total (net)                                                                             10,735           10,800
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                     109,239           91,531
--------------------------------------------------------------------------------------------------------------------
                                                                                         989,408          958,822
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      2,862,285        1,796,841
Page 3, Line 2, Column 3                                                                       -          792,670
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     3,851,693  $     3,548,333
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2007                      2006                      2005
                                    --------------------------------------------------------------------------------
                                                      Net of                     Net of                   Net of
                Type                     Gross       Loading       Gross        Loading      Gross       Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                $        23  $        20  $        71  $        60  $       345  $       195
Ordinary renewal                           4,838        4,430        5,221        4,785        5,011        8,213
--------------------------------------------------------------------------------------------------------------------
Totals                               $     4,861  $     4,450  $     5,292  $     4,845  $     5,356  $     8,408
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                            $      480,315  $      605,460  $      613,898
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                      $    3,604,435  $    3,285,850
====================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At book value without fair value adjustment and with current
     surrender charge of 5% or more                                 $      418,760  $      696,736
    At fair value                                                          976,074         792,670
    At book value without adjustment (minimal or no charge)              2,208,875       1,796,444
----------------------------------------------------------------------------------------------------
Sub-total                                                           $    3,603,709  $    3,285,850
Not subject to discretionary withdrawal                                        726               -
----------------------------------------------------------------------------------------------------
Total                                                               $    3,604,435  $    3,285,850
====================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                  $      480,315  $      458,918  $      265,126
    Transfers from separate accounts                                      (447,861)       (324,135)       (335,397)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to (from) separate accounts                               32,454         134,783         (70,271)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of            $       32,454  $      134,783  $      (70,271)
  operations of the Company
Correction of error (see Note 20)                                                -          45,953          53,227
--------------------------------------------------------------------------------------------------------------------
    Net transfers                                                   $       32,454  $      180,736  $      (17,044)
====================================================================================================================

18.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                         2007            2006
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                                 $       12,289 $       12,156
Operating system software                                                                     3,868          3,198
Nonoperating system software                                                                 18,468         13,673
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                                 34,625         29,027
Accumulated depreciation                                                                    (26,731)       (25,605)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                         $        7,894 $        3,422
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

18.  EDP Equipment and Software, (continued)

EDP equipment and operating software included in data processing and other admitted assets are $3,167 and $2,419 at December 31, 2007 and 2006, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $2,948, $2,956 and $3,413 for the year ended December 31, 2007, 2006 and 2005, respectively.

19. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                    $       77,665  $       70,645  $       68,091
Insurance reserves                                                           3,751           2,777           4,631
Deferred policy acquisition costs                                           (4,196)         15,657             241
Deferred income taxes and other tax reclassifications                            6          (5,287)         19,140
Statutory investment reserves                                                 (463)           (437)          1,043
Goodwill amortization                                                        1,080           1,079           1,080
Earnings of subsidiaries                                                     4,887           2,561          (5,353)
Other                                                                        5,231             456            (805)
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                     $       87,961  $       87,451  $       88,068
====================================================================================================================

                                                                         2007            2006           2005
--------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                       $      878,120  $      814,236  $      757,631
Insurance reserves                                                        (107,633)       (121,757)       (119,484)
Deferred policy acquisition costs                                          262,741         272,602         254,014
Deferred income taxes                                                      (58,652)        (62,809)        (58,679)
Valuation of investments                                                    (5,545)        (13,420)         (2,580)
Statutory investment reserves                                               70,926          65,242          73,155
Goodwill                                                                    (4,587)         (5,667)         (6,746)
Subsidiary equity                                                           13,474             974         (30,076)
Statutory non-admitted assets                                               54,618          47,807          48,321
Post retirement and pension benefit obligations                            (21,490)              -               -
Other                                                                       (3,185)          5,736            (518)
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                         $    1,078,787  $    1,002,944  $      915,038
====================================================================================================================

20.  Correction of Errors

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors, (continued)

In addition, subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that certain group annuity products should have been accounted for as life contracts rather than deposit-type contracts. As a result, the statutory statement of admitted assets, liabilities, and surplus at December 31, 2006 has been restated to classify $436,866 as policy reserves rather than deposit-type funds. The statutory statements of operations for the years ended December 31, 2006 and 2005 have been restated to reflect premium income, benefits to policyowners, change in policy reserves and net premiums transferred to separate accounts on a gross basis. A summary of the impact of the restatement on the statutory statements of operations for the years ended December 31, 2006 and 2005 is presented in the following table:

-------------------------------------------------------------------------------------------------------------------
                                                              Financial                              Financial
                                                           Statement, Prior       Correction        Statement, as
                                                            to Restatement         of Error           Restated
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2006
Income
   Premium income                                       $      953,293        $      171,264      $    1,124,557
   Total income                                              1,136,884               171,264           1,308,148
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    793,688               108,400             902,088
   Change in policy reserves                                   (75,217)               16,911             (58,306)
   Net premiums transferred to (from) separate
     accounts                                                  134,783                45,953             180,736
   Total expenses                                            1,050,735               171,264           1,221,999
-------------------------------------------------------------------------------------------------------------------
 Net income                                             $       70,645        $            -      $       70,645
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005
Income
   Premium income                                       $      744,464        $      189,694      $      934,158
   Total income                                                936,646               189,694           1,126,340
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    756,086               103,269             859,355
   Change in policy reserves                                   (43,869)               33,198             (10,671)
   Net premiums transferred to (from) separate
     accounts                                                  (70,271)               53,227             (17,044)
   Total expenses                                              776,156               189,694           1,038,897
-------------------------------------------------------------------------------------------------------------------
Net income                                              $       68,091        $            -      $       68,091
-------------------------------------------------------------------------------------------------------------------

There was no impact to total assets, total liabilities, surplus or net income in 2006 or 2005.

PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     a) Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Separate Account VA-2 and Ameritas Life Insurance Corp. are in Part B. They include:

     Subaccounts of Ameritas Variable Separate Account VA-2:
        Report of Deloitte & Touche LLP, independent registered public accounting firm.
        Statements of Net Assets as of December 31, 2007.
        Statements of Operations for the period ended December 31, 2007. Statements of Changes in Net Assets for the periods ended December 31, 2007 and 2006.
        Notes to Financial Statements for the periods ended December 31, 2007 and 2006.

     Ameritas Life Insurance Corp.:
       Report of Deloitte & Touche LLP, independent auditors.
       Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2007 and 2006.
       Statutory Statements of Operations for each of the three years in the period ended December 31, 2007.
       Statutory Statements of Changes in Surplus for each of the three years in the period ended December 31, 2007.
       Statutory Statements of Cash Flows for each of the three years in the period ended December 31, 2007.
       Notes to the Statutory Financial Statements for the years ended December 31, 2007, 2006 and 2005.

       All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

       There are no financial statements included in Part A or Part C.

              b)  Exhibits

     Exhibit
     Number       Description of Exhibit

     (1)(a) Resolution of Board of Directors of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account VA-2 (formerly known as Ameritas Variable Life Insurance Company Separate Account VA-2). (1)
     (1)(b) Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V, Ameritas Variable Life Insurance Company Separate Account VA-2, Ameritas Variable Separate Account VL, and Ameritas Variable Separate Account VA to Ameritas Life Insurance Corp. (2)
     (2)      Custody Agreements. Not applicable.
     (3)(a)   Form of Principal Underwriting Agreement. (2)
     (3)(b)   Form of Selling Agreement. (3)
     (4)      Form of Variable Annuity Contract and Riders. (2,4)
     (5)      Form of Application for Variable Annuity Contract. (4)
     (6)(a)   Certificate of Incorporation of Ameritas Life Insurance Corp. (5)
     (6)(b)   Bylaws of Ameritas Life Insurance Corp. (6)
     (7)      Reinsurance Agreement. (7)
     (8)      Participation Agreements:
               (a)   AIM Variable Insurance Funds. (8)
               (b)   The Alger American Fund. (9)
               (c)   American Century Investments. (8)
               (d)   Calvert Variable Series, Inc. (8)
               (e)   Dreyfus Investment Portfolios.
               (f)   DWS Variable Series I and II.
               (g)   Fidelity Variable Insurance Products Funds. (9)
               (h)   MFS Variable Insurance Trust. (3)
               (i)   Neuberger Berman Advisers Management Trust. (5)
               (j)   Summit Mutual Funds, Inc. (8)
               (k)   T. Rowe Price Equity Series, Inc. (8)
               (l)   Third Avenue Variable Series Trust. (8)
               (m)   The Universal Institutional Funds, Inc. (3)
              General Administrative Services Agreement.
      (9)     Opinion and Consent of Counsel.
     (10)     Consents of Independent Auditors and Independent Registered
              Public Accounting Firm.
     (11)     No Financial Statements are omitted from Part B.
     (12)     Initial Capital Agreements. Not applicable.
     (13)     Powers of Attorney.(7,9)

Footnotes:

1 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 initial Registration Statement No. 333-36507, filed on September 26, 1997, EX-99.B1.
2 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed on May 1, 2007, EX-99.A, EX-99.C, and EX-99.D.
3 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A3B, .A3C, and .A3D.
4 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 1 for Registration No. 333-142483, filed on August 17, 2007, EX-10, EX-99.E, and EX-24.
5 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A.
6 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
7 Incorporated by reference to Ameritas Variable Separate Account V form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-142494, filed February 27, 2008, EX-99.G, EX-24.
8 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913, filed on June 25, 2008, EX-99.H1, .H2, .H3, .H4, .H5, and .H6.
9 Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8A and .A8B.

Item 25.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor

           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Kurt Allen                       Senior Vice President & Chief Marketing Officer, Individual & Retirement Plans
           Robert C. Barth                  Senior Vice President, Controller & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Advisor
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Service Corp. (VA).........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................a securities broker dealer and investment advisor owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)

              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc.(DE)......pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment advisor

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

As of June 30, 2008 there were 20,747 qualified contracts and 9,235 non-qualified contracts in the Separate Account.

Item 28.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA-2, as well as Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.


          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter

          ----------------                           ----------------
          JoAnn M. Martin *                          Director & Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman***                         Director
          Billie B. Beavers****                      Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler****                        Senior Vice President  - Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.


     c)
                                                    Compensation on
                               Net Underwriting    Events Occasioning
          Name of Principal     Discounts and      the Deduction of a      Brokerage
           Underwriter (1)     Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
--------------------------     ---------------       --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")           $9,454,444               0                 $61,005             $114,841

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31. Management Services

     Not Applicable.

Item 32. Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account VA-2 has caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-142483 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 21st day of July, 2008.

                             AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                 By: Lawrence J. Arth *
                                                    ----------------------------
                                                     Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 21, 2008.


       SIGNATURE                                               TITLE
       ---------                                               -----
     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller & Chief Accounting Officer
     Jan M. Connolly**                  Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/ Robert G. Lange                Vice President, General Counsel & Assistant Secretary
     -------------------
     Robert G. Lange


* Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007.

** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

Exhibit

     4    Form of Medley No Withdrawal Charge Rider

     5    Form of Rider Application for Medley No Withdrawal Charge Rider

     8    Participation Agreements:
               Dreyfus Investment Portfolios
               DWS Variable Series I and II
          General Administrative Services Agreement

     9    Opinion and Consent of Counsel

     10 Consents of Independent Auditors and Independent Registered Public Accounting Firm